UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2023

Date of reporting period:	August 1 , 2022 – July 31, 2023

                 EXPLANATORY NOTE

                 The refiling of the Putnam Target Date Funds 7/31/23 Form N-CSR is to remove “(Unaudited)” from the Statements of assets and liabilities header on page 64 of the Annual Report included in Item 1.

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing®

Putnam Investments

Putnam Sustainable Retirement Funds*

Annual report
7 | 31 | 23

Putnam Sustainable Retirement Funds invest in a diversified mix of ETFs to match the time horizons of retirement investors.

Putnam
Sustainable Retirement
Funds

Putnam Sustainable Retirement 2065 Fund	Putnam Sustainable Retirement 2040 Fund
Putnam Sustainable Retirement 2060 Fund	Putnam Sustainable Retirement 2035 Fund
Putnam Sustainable Retirement 2055 Fund	Putnam Sustainable Retirement 2030 Fund
Putnam Sustainable Retirement 2050 Fund	Putnam Sustainable Retirement 2025 Fund
Putnam Sustainable Retirement 2045 Fund	Putnam Sustainable Retirement Maturity Fund

Annual report
7 | 31 | 23

Message from the Trustees

September 12, 2023

Dear Fellow Shareholder:

Stocks have generally advanced through much of 2023. Innovations in technology have attracted strong investor interest, helping that sector rebound and lead the market higher. More broadly, international markets are generally performing well, even though the reopening of China’s economy lacked the dynamism many had anticipated.

Bond markets have been more uneven, with some areas gaining and others down moderately. The U.S. Federal Reserve has continued to lift interest rates, but at a more gradual pace than in 2022. U.S. inflation has eased, while the country’s economic growth has remained positive. Against this backdrop, investors are weighing the impact of high borrowing costs, stress in the banking system, and a weaker housing market.

As active managers, your investment team continues to research attractive opportunities for your fund while monitoring risks. This report offers an update on their efforts.

Thank you for investing with Putnam.

Performance history as of 7/31/23

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Sustainable Retirement Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See pages 8–36 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Before February 10, 2023, the funds were managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* With the exception of Putnam Sustainable Retirement 2050 Fund, 2055 Fund, 2060 Fund, and 2065 Fund (inceptions: 5/2/05, 11/30/10, 11/30/15, and 1/4/21, respectively), the inception date of the class A shares of the Sustainable Retirement Funds is 11/1/04.

This comparison shows the performance of broad market indexes for the 12 months ended 7/31/23. Index descriptions can be found on page 43.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

All MSCI indices are provided by MSCI.

2 Sustainable Retirement Funds

How were market conditions during the 12-month reporting period?

Stocks delivered solid gains in a period challenged by many macroeconomic issues. Rising interest rates, the Russian war against Ukraine, and a slowdown in global growth weighed on investor sentiment at times. One of the biggest headwinds for investors was historically high inflation and the efforts by central banks to tame it. Inflation in the U.S. reached 40-year highs, and the U.S. Federal Reserve implemented its most rapid series of interest-rate increases since the early 1980s. Many investors feared the Fed’s aggressive tactics to control inflation would push the economy into a recession.

In late 2022, inflation, as measured by the Consumer Price Index, began to show signs of easing. With the prospect of an end to interest-rate hikes, 2023 began on a bright note and stocks posted solid gains in January. However, recession concerns escalated in February, and new worries emerged in March. The banking industry experienced a scare with the failures of several U.S. regional banks and a Swiss government-engineered takeover of Credit Suisse by UBS. Despite ongoing issues,

Sustainable Retirement Funds 3

stocks posted gains in the final months of the period, as positive earnings reports were released and data showed inflation continued to ease. The Fed took a pause on tightening at its June meeting. Just before period-end, the Fed raised interest rates by 0.25%, bringing the federal funds rate to a range of 5.25%–5.50%. This was the Fed’s 11th interest-rate increase since March 2022, when it began its campaign to tame inflation. Fed Chair Jerome Powell stated that the central bank would continue to make data-driven decisions on a meeting-by-meeting basis.

Global stocks, as measured by the MSCI World Index [ND], posted a gain of 13.48% for the 12-month reporting period. International stocks rose 16.79%, as measured by the MSCI EAFE Index [ND]. Emerging market stocks, as measured by the MSCI Emerging Markets Index [GD], climbed 8.83%. U.S. stocks returned 13.02%, as measured by the S&P 500 Index.

Bond market performance generally struggled but improved in the second half of the period. For the 12-month period, global bonds, as measured by the FTSE World Government Bond Index, returned –3.87%. Investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –3.37%. High-yield bonds returned 4.80%, as measured by the JPMorgan Developed High Yield Index.

How did the funds perform during the period?

All the Sustainable Retirement Funds finished with positive absolute returns for the 12-month reporting period. Funds intended for investors further from retirement outperformed near-retirement funds, as global equities outperformed bonds over the period. The glide path of the funds is an important characteristic that distinguishes Putnam Sustainable Retirement Funds from peers. For investors further from retirement, our glide path starts off with a more aggressive equity weighting than the average for the funds’ Lipper peer group. We hold a higher equity weight in the early part of the glide path for funds serving people retiring in the 2050s or 2060s. Our glide path becomes more conservative relative to our peers for the funds serving investors nearing retirement in the 2020s or 2030s.

Which strategies contributed to or detracted from performance during the period?

On February 10, 2023, Putnam RetirementReady Funds were repositioned to Putnam Sustainable Retirement Funds, an ESG-oriented target-date suite.

Prior to the repositioning, our asset allocation decisions modestly aided benchmark-relative performance. We entered the period with a modest underweight position to equity risk and increased the extent of the underweight in mid-November. This aided performance as equities experienced volatility and sank to year-to-date lows in August and September 2022. An out-of-benchmark position in commodity risk that ranged from long to modestly long during the period led to a loss. With respect to interest-rate risk, we maintained a neutral position throughout most of the period. In early February, we shifted to a modest underweight position, which led to a small gain.

Our security selection decisions boosted benchmark-relative performance. Our quantitative U.S. large-cap core and fundamental U.S. large-cap value equity strategies lifted performance over the period. Our opportunistic fixed income strategy also enhanced results.

After repositioning to Sustainable Retirement in early February, our allocation decisions weighed on performance. This was primarily driven by our equity positioning. We maintained an underweight position throughout a majority of the period. At the end of July, we shifted to a more modest underweight position. With respect to interest-rate risk, in early February we held a modest underweight position. By early March, we shifted this position to neutral, and in mid-June shifted back to modestly underweight.

4 Sustainable Retirement Funds

In the aggregate, our underlying ETF stock selection detracted from performance. Our Sustainable Leaders ETF and Putnam PanAgora ESG International Equity ETF experienced weakness. However, the portfolios experienced gains from our Sustainable Future ETF.

What is your outlook for the markets?

We expect elevated inflation, tighter financial conditions, and recession fears will continue to weigh on market sentiment for the foreseeable future.

Our near-term outlook for equities is slightly bearish. The Fed has tightened more than what was priced in at the beginning of 2023, and all Fed cuts have been pushed further out. However, the S&P 500 Index has rallied strongly on the back of excitement over artificial intelligence as well as economic data that increased the potential for a soft landing. The S&P 500 rally was initially driven by a concentrated set of mega-cap companies, but broadened to small caps and other sectors. These areas could continue to move higher. Given this backdrop, we feel that equity positioning closer to neutral is warranted for the foreseeable future.

Our near-term outlook for interest-rate-sensitive fixed income is slightly bearish. Recent economic data releases have remained robust enough to allow the Fed to continue its hiking cycle. If the Fed’s June dot-plot projection is to be believed, current expectations are not hawkish enough, in our view. With core inflation still elevated, the job market still tight, and other central banks around the world resuming hikes after having paused, it seems markets are underestimating the Fed’s resolve.

Against this backdrop, we continue to have conviction in our investment strategies given our ability to adapt the portfolios to changing market conditions.

Thank you, Brett, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the funds for the entire period. Portfolio composition is subject to review in accordance with the funds’ investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the funds’ performance or portfolio composition relative to those of the funds’ Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Sustainable Retirement Funds 5

Composition of the funds’ underlying investments

Putnam Sustainable Retirement Funds invest primarily in exchange-traded funds (ETFs) known as the underlying funds. The underlying funds focus on investments with positive sustainability or environmental, social, and governance (ESG) characteristics. Pending investment in underlying funds, each Putnam Sustainable Retirement Fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents.  Each fund also expects to invest a portion of its assets in Putnam Government Money Market Fund, or in cash or cash equivalents, to manage shareholder redemptions. This section describes the goals and strategies of each of the underlying funds and Putnam Government Money Market Fund as of July 31, 2023. For more information, please see each fund’s prospectus.

Putnam ESG Core Bond ETF

This ETF invests mainly in a diversified portfolio of investment-grade fixed income securities. This ETF focuses on companies or issuers that Putnam Management believes meet relevant ESG criteria on a sector-specific basis.

Putnam ESG High Yield ETF

This ETF invests mainly in bonds that are rated below investment grade in quality. This ETF invests in companies or issuers that Putnam Management believes meet relevant ESG criteria on a sector-specific basis. Bonds must meet the criteria of one or more of the following: (1) obligations of U.S. companies or issuers and (2) have intermediate- to long-term maturities (three years or longer).

Putnam ESG Ultra Short ETF

This ETF invests in a diversified short-duration fixed income portfolio comprising investment-grade money market and U.S. dollar-denominated foreign securities. This ETF focuses on companies or issuers that Putnam Management believes meet relevant ESG criteria on a sector-specific basis.

Putnam PanAgora ESG Emerging Markets Equity ETF

This ETF invests mainly in growth and/or value common stocks of emerging market companies of any size. This ETF focuses on companies that its subadvisor, PanAgora Asset Management (PanAgora), believes offer attractive benchmark-relative returns and exhibit positive ESG metrics.

Putnam PanAgora ESG International Equity ETF

This ETF invests mainly in growth and/or value common stocks of companies of any size outside the United States. This ETF focuses on companies that its subadvisor, PanAgora, believes offer attractive benchmark-relative returns and exhibit positive ESG metrics.

Putnam Sustainable Leaders ETF

This ETF invests mainly in common stocks of U.S. companies of any size. This ETF focuses on companies that Putnam Management believes exhibit a commitment to “financially material sustainable business practices.” Putnam Management views “financially material sustainable business practices” as business practices that it believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to ESG issues.

Putnam Sustainable Future ETF

This ETF invests mainly in common stocks of U.S. companies of any size. This ETF focuses on companies whose products and services Putnam Management believes provide solutions that directly contribute to sustainable ESG development.

6 Sustainable Retirement Funds

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

You can lose money by investing in Putnam Government Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Allocations by fund as of 7/31/23

Each Sustainable Retirement Fund has a different target date that may be attractive to investors who plan to retire or otherwise begin withdrawing assets from their account, typically at retirement. The funds other than Putnam Sustainable Retirement Maturity Fund are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date. The table does not reflect temporary investments in Putnam Government Money Market Fund or in cash or cash equivalents.

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Sustainable Leaders ETF	47.2%	46.5%	43.8%	41.0%	37.9%	35.2%	31.2%	22.2%	14.4%	14.5%
Putnam Sustainable Future ETF	23.8%	23.3%	21.7%	20.0%	18.3%	16.7%	14.7%	10.1%	6.1%	7.3%
Putnam PanAgora ESG
International Equity ETF	17.5%	17.4%	16.6%	15.7%	14.7%	13.0%	10.4%	7.3%	4.9%	4.3%
Putnam PanAgora ESG
Emerging Markets Equity ETF	4.9%	4.9%	4.7%	4.4%	4.0%	2.7%	0.6%	0.0%	0.0%	0.0%
Putnam ESG Core Bond ETF	3.1%	4.5%	7.6%	11.4%	14.2%	20.3%	30.3%	44.2%	53.7%	51.0%
Putnam ESG High Yield ETF	1.1%	1.6%	2.6%	3.8%	4.7%	4.7%	4.8%	6.3%	11.5%	16.9%
Putnam ESG Ultra Short ETF	1.2%	1.5%	2.6%	3.6%	5.9%	7.1%	7.9%	9.1%	10.0%	5.6%
Total equity*	93.5%	92.0%	86.8%	81.0%	74.9%	67.6%	56.9%	39.6%	25.4%	26.1%
Total fixed income*	5.4%	7.6%	12.8%	18.8%	24.8%	32.0%	43.0%	59.6%	75.2%	73.6%

Due to rounding, allocations shown in the table above may not total 100%. In addition, because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

* Equity and fixed income allocations are hypothetical estimates based on an assumption that each of Putnam Sustainable Leaders ETF, Putnam Sustainable Future ETF, Putnam PanAgora ESG International Equity ETF, and Putnam PanAgora ESG Emerging Markets Equity ETF is equivalent to an equity investment and each of Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, and Putnam ESG Ultra Short ETF is equivalent to a fixed income investment. Actual allocations will vary.

Sustainable Retirement Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2023, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from each fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Before February 10, 2023, the funds were managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class B shares are not offered by Putnam Sustainable Retirement 2065 Fund, and purchases of class B shares of each other Putnam Sustainable Retirement Fund are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class R, R3, R4, R5, R6, and Y shares are not available to all investors.

Annualized fund performance Total return for periods ended 7/31/23

	Life of
	fund	1 year
2065 Fund
Class A (1/4/21)
Before sales charge	5.35%	11.38%
After sales charge	2.96	4.98
Class C (1/4/21)
Before CDSC	4.57	10.54
After CDSC	4.57	9.54
Class R (1/4/21)
Net asset value	4.93	11.02
Class R3 (1/4/21)
Net asset value	5.21	11.29
Class R4 (1/4/21)
Net asset value	5.45	11.47
Class R5 (1/4/21)
Net asset value	5.61	11.63
Class R6 (1/4/21)
Net asset value	5.70	11.76
Class Y (1/4/21)
Net asset value	5.62	11.65

8 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	5 years	3 years	1 year
2060 Fund
Class A (11/30/15)
Before sales charge	7.89%	6.78%	9.21%	11.28%
After sales charge	7.06	5.52	7.07	4.88
Class B (11/30/15)
Before CDSC	7.08	5.98	8.39	10.45
After CDSC	7.08	5.66	7.53	5.45
Class C (11/30/15)
Before CDSC	7.08	5.99	8.39	10.46
After CDSC	7.08	5.99	8.39	9.46
Class R (11/30/15)
Net asset value	7.56	6.43	8.80	10.78
Class R3 (1/4/21)
Net asset value	7.79	6.68	9.09	11.07
Class R4 (1/4/21)
Net asset value	8.06	6.95	9.36	11.38
Class R5 (1/4/21)
Net asset value	8.21	7.09	9.49	11.54
Class R6 (9/1/16)
Net asset value	8.25	7.15	9.60	11.65
Class Y (11/30/15)
Net asset value	8.15	7.06	9.49	11.52

Sustainable Retirement Funds 9

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2055 Fund
Class A (11/30/10)
Before sales charge	8.71%	7.97%	6.43%	8.71%	10.55%
After sales charge	8.20	7.33	5.18	6.59	4.20
Class B (11/30/10)
Before CDSC	8.19	7.32	5.65	7.90	9.73
After CDSC	8.19	7.32	5.36	7.03	4.73
Class C (11/30/10)
Before CDSC	8.20	7.33	5.64	7.90	9.77
After CDSC	8.20	7.33	5.64	7.90	8.77
Class R (11/30/10)
Net asset value	8.41	7.67	6.09	8.32	10.16
Class R3 (1/4/21)
Net asset value	8.64	7.91	6.34	8.58	10.40
Class R4 (1/4/21)
Net asset value	8.91	8.16	6.61	8.83	10.64
Class R5 (1/4/21)
Net asset value	9.03	8.30	6.75	9.00	10.80
Class R6 (9/1/16)
Net asset value	9.05	8.33	6.81	9.11	11.01
Class Y (11/30/10)
Net asset value	8.99	8.25	6.71	8.99	10.89

10 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2050 Fund
Class A (5/2/05)
Before sales charge	6.68%	7.72%	6.09%	8.15%	9.93%
After sales charge	6.34	7.09	4.84	6.04	3.61
Class B (5/2/05)
Before CDSC	6.33	7.08	5.30	7.35	9.09
After CDSC	6.33	7.08	5.02	6.48	4.21
Class C (5/2/05)
Before CDSC	6.34	7.08	5.30	7.33	9.05
After CDSC	6.34	7.08	5.30	7.33	8.08
Class R (5/2/05)
Net asset value	6.40	7.42	5.76	7.77	9.52
Class R3 (1/4/21)
Net asset value	6.61	7.64	5.99	7.99	9.75
Class R4 (1/4/21)
Net asset value	6.88	7.92	6.25	8.27	10.06
Class R5 (1/4/21)
Net asset value	6.97	8.04	6.40	8.44	10.20
Class R6 (9/1/16)
Net asset value	6.99	8.06	6.45	8.53	10.31
Class Y (5/2/05)
Net asset value	6.95	7.99	6.36	8.41	10.15

Sustainable Retirement Funds 11

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2045 Fund
Class A (11/1/04)
Before sales charge	6.53%	7.32%	5.55%	7.38%	9.07%
After sales charge	6.19	6.69	4.31	5.28	2.79
Class B (11/1/04)
Before CDSC	6.19	6.68	4.77	6.57	8.23
After CDSC	6.19	6.68	4.51	5.77	3.60
Class C (11/1/04)
Before CDSC	6.19	6.68	4.77	6.59	8.29
After CDSC	6.19	6.68	4.77	6.59	7.36
Class R (11/1/04)
Net asset value	6.24	7.01	5.21	6.96	8.61
Class R3 (1/4/21)
Net asset value	6.45	7.25	5.46	7.28	8.93
Class R4 (1/4/21)
Net asset value	6.72	7.52	5.73	7.55	9.23
Class R5 (1/4/21)
Net asset value	6.82	7.64	5.87	7.67	9.38
Class R6 (9/1/16)
Net asset value	6.83	7.66	5.91	7.75	9.45
Class Y (11/1/04)
Net asset value	6.80	7.60	5.84	7.68	9.39

12 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2040 Fund
Class A (11/1/04)
Before sales charge	6.20%	6.71%	4.83%	6.29%	8.08%
After sales charge	5.87	6.08	3.60	4.22	1.86
Class B (11/1/04)
Before CDSC	5.86	6.07	4.05	5.50	7.28
After CDSC	5.86	6.07	3.79	4.71	2.78
Class C (11/1/04)
Before CDSC	5.87	6.07	4.05	5.52	7.29
After CDSC	5.87	6.07	4.05	5.52	6.40
Class R (11/1/04)
Net asset value	5.92	6.41	4.49	5.90	7.66
Class R3 (1/4/21)
Net asset value	6.10	6.60	4.71	6.17	7.92
Class R4 (1/4/21)
Net asset value	6.36	6.87	4.97	6.42	8.16
Class R5 (1/4/21)
Net asset value	6.48	7.01	5.13	6.57	8.31
Class R6 (9/1/16)
Net asset value	6.50	7.05	5.19	6.67	8.47
Class Y (11/1/04)
Net asset value	6.47	6.98	5.10	6.57	8.33

Sustainable Retirement Funds 13

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2035 Fund
Class A (11/1/04)
Before sales charge	5.64%	5.83%	3.92%	4.87%	6.54%
After sales charge	5.30	5.20	2.70	2.82	0.41
Class B (11/1/04)
Before CDSC	5.30	5.20	3.16	4.11	5.79
After CDSC	5.30	5.20	2.87	3.29	1.13
Class C (11/1/04)
Before CDSC	5.30	5.20	3.15	4.10	5.78
After CDSC	5.30	5.20	3.15	4.10	4.86
Class R (11/1/04)
Net asset value	5.35	5.52	3.58	4.47	6.13
Class R3 (1/4/21)
Net asset value	5.52	5.71	3.80	4.75	6.40
Class R4 (1/4/21)
Net asset value	5.78	5.97	4.05	5.01	6.66
Class R5 (1/4/21)
Net asset value	5.89	6.11	4.21	5.15	6.85
Class R6 (9/1/16)
Net asset value	5.94	6.16	4.28	5.24	6.92
Class Y (11/1/04)
Net asset value	5.90	6.10	4.19	5.15	6.82

14 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2030 Fund
Class A (11/1/04)
Before sales charge	4.94%	4.75%	2.85%	3.16%	4.58%
After sales charge	4.61	4.13	1.64	1.15	–1.43
Class B (11/1/04)
Before CDSC	4.60	4.12	2.07	2.39	3.79
After CDSC	4.60	4.12	1.77	1.55	–0.83
Class C (11/1/04)
Before CDSC	4.60	4.13	2.06	2.38	3.72
After CDSC	4.60	4.13	2.06	2.38	2.80
Class R (11/1/04)
Net asset value	4.65	4.45	2.50	2.78	4.13
Class R3 (1/4/21)
Net asset value	4.79	4.61	2.69	3.02	4.38
Class R4 (1/4/21)
Net asset value	5.05	4.87	2.95	3.28	4.61
Class R5 (1/4/21)
Net asset value	5.16	5.00	3.10	3.42	4.78
Class R6 (9/1/16)
Net asset value	5.23	5.08	3.19	3.53	4.93
Class Y (11/1/04)
Net asset value	5.19	5.01	3.09	3.42	4.79

Sustainable Retirement Funds 15

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2025 Fund
Class A (11/1/04)
Before sales charge	4.14%	3.62%	1.78%	1.56%	2.94%
After sales charge	3.81	3.01	0.58	–0.43	–2.98
Class B (11/1/04)
Before CDSC	3.81	2.99	1.01	0.80	2.17
After CDSC	3.81	2.99	0.69	–0.06	–2.51
Class C (11/1/04)
Before CDSC	3.81	3.00	1.01	0.80	2.15
After CDSC	3.81	3.00	1.01	0.80	1.22
Class R (11/1/04)
Net asset value	3.86	3.31	1.44	1.18	2.49
Class R3 (1/4/21)
Net asset value	3.99	3.47	1.63	1.41	2.76
Class R4 (1/4/21)
Net asset value	4.25	3.72	1.88	1.68	3.05
Class R5 (1/4/21)
Net asset value	4.36	3.86	2.04	1.81	3.17
Class R6 (9/1/16)
Net asset value	4.44	3.94	2.12	1.91	3.27
Class Y (11/1/04)
Net asset value	4.40	3.87	2.03	1.82	3.18

16 Sustainable Retirement Funds

Annualized fund performance Total return for periods ended 7/31/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
Maturity Fund
Class A (11/1/04)
Before sales charge	2.50%	2.11%	1.14%	0.72%	3.24%
After sales charge	2.28	1.70	0.31	–0.64	–0.89
Class B (11/1/04)
Before CDSC	2.17	1.50	0.38	–0.03	2.48
After CDSC	2.17	1.50	0.03	–0.93	–2.30
Class C (11/1/04)
Before CDSC	2.18	1.50	0.40	–0.01	2.54
After CDSC	2.18	1.50	0.40	–0.01	1.59
Class R (11/1/04)
Net asset value	2.22	1.82	0.81	0.37	2.86
Class R3 (1/4/21)
Net asset value	2.34	1.95	0.99	0.56	3.15
Class R4 (1/4/21)
Net asset value	2.60	2.21	1.24	0.82	3.37
Class R5 (1/4/21)
Net asset value	2.71	2.36	1.40	1.00	3.54
Class R6 (9/1/16)
Net asset value	2.79	2.43	1.49	1.09	3.63
Class Y (11/1/04)
Net asset value	2.76	2.37	1.40	0.98	3.54

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for Sustainable Retirement Maturity Fund class A shares is 4.00%. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R3 shares prior to their inception is derived from the performance of class Y shares, adjusted for the higher 12b-1 and investor servicing fees applicable to class R3 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R3 shares). Performance for class R4 shares prior to their inception is derived from the performance of class Y shares, adjusted for the higher investor servicing fees applicable to class R4 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R4 shares). For the 2060, 2055, 2050, and 2045 Funds, performance for class R5 shares prior to their inception is derived from the historical performance of class R6 shares and has not been adjusted for the lower fund expenses applicable to class R5 shares (relative to the comparable expenses applicable to class R6 shares prior to the inception of class R5 shares); had it, returns would have been higher. For the 2040, 2035, 2030, 2025, and Maturity Funds, performance for class R5 shares prior to their inception is derived from the historical performance of class R6 shares, adjusted for higher investor servicing fees applicable to class R5 shares (relative to the comparable fees applicable to class R6 shares prior to the inception of class R5 shares). Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees for class R6 shares (relative to the comparable fees applicable to class Y shares prior to the inception of class R6 shares); had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B and C share performance reflects conversion to class A shares after eight years.

Sustainable Retirement Funds 17

Comparative annualized index returns For periods ended 7/31/23

	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
Life of fund (since 11/1/04)*	9.92%	2.97%
Life of fund (since 5/2/05)†	10.02	3.00
Life of fund (since 11/30/10)‡	13.51	1.84
Life of fund (since 11/30/15)§	12.94	1.03
Life of fund (since 1/4/21)**	9.75	–5.09
10 years	12.66	1.50
5 years	12.20	0.75
3 years	13.72	–4.46
1 year	13.02	–3.37

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

* Inception date of all Putnam Sustainable Retirement Funds with the exception of the 2050, 2055, 2060, and 2065 Fund.

† Inception date of Putnam Sustainable Retirement 2050 Fund.

‡ Inception date of Putnam Sustainable Retirement 2055 Fund.

§ Inception date of Putnam Sustainable Retirement 2060 Fund.

** Inception date of Putnam Sustainable Retirement 2065 Fund.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $11,225. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $11,324, $11,401, $11,469, $11,514, $11,539, and $11,516, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

18 Sustainable Retirement Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,900 and $16,900. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $17,485, $17,768, $18,116, $18,307, $18,359, and $18,239, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $20,260 and $20,282, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $20,933, $21,402, $21,921, $22,201, $22,265, and $22,099, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Sustainable Retirement Funds 19

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $19,817 and $19,815, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $20,464, $20,884, $21,420, $21,663, $21,718, and $21,575, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $19,098 and $19,094, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $19,695, $20,128 $20,645, $20,884, $20,927, and $20,806, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

20 Sustainable Retirement Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $18,028 and $18,028, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $18,606, $18,953, $19,427, $19,686, $19,758, and $19,633, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $16,597 and $16,601, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $17,121, $17,421, $17,857, $18,091, $18,185, and $18,071, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Sustainable Retirement Funds 21

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $14,981 and $14,988, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $15,452, $15,695, $16,086, $16,293, $16,410, and $16,306, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $13,432 and $13,434, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $13,851, $14,060, $14,414, $14,605, $14,719, and $14,623, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

22 Sustainable Retirement Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $11,611 and $11,600, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $11,978, $12,135, $12,446, $12,622, $12,718, and $12,637, respectively. See discussion on page 17 for performance calculation method.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

Sustainable Retirement Funds 23

Fund price and distribution information For the 12-month period ended 7/31/23

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/22	7/31/23
2065 Fund

Class A	1	$0.185385	$0.224767	$0.017848	$0.428000	Before sales charge	$9.72	$10.33
						After sales charge	10.31	10.96
Class C	1	0.117385	0.224767	0.017848	0.360000	Net asset value	9.64	10.24
Class R	1	0.128385	0.224767	0.017848	0.371000	Net asset value	9.70	10.34
Class R3	1	0.152385	0.224767	0.017848	0.395000	Net asset value	9.72	10.36
Class R4	1	0.177385	0.224767	0.017848	0.420000	Net asset value	9.74	10.37
Class R5	1	0.191385	0.224767	0.017848	0.434000	Net asset value	9.75	10.38
Class R6	1	0.202385	0.224767	0.017848	0.445000	Net asset value	9.75	10.38
Class Y	1	0.193385	0.224767	0.017848	0.436000	Net asset value	9.75	10.38
2060 Fund

Class A	1	$0.170000	$0.486000	—	$0.656000	Before sales charge	$11.07	$11.56
						After sales charge	11.75	12.27
Class B	1	0.083000	0.486000	—	0.569000	Net asset value	10.97	11.46
Class C	1	0.083000	0.486000	—	0.569000	Net asset value	10.86	11.34
Class R	1	0.120000	0.486000	—	0.606000	Net asset value	11.12	11.62
Class R3	1	0.155000	0.486000	—	0.641000	Net asset value	11.12	11.61
Class R4	1	0.185000	0.486000	—	0.671000	Net asset value	11.14	11.63
Class R5	1	0.193000	0.486000	—	0.679000	Net asset value	11.15	11.65
Class R6	1	0.204000	0.486000	—	0.690000	Net asset value	11.16	11.66
Class Y	1	0.196000	0.486000	—	0.682000	Net asset value	11.11	11.60
2055 Fund

Class A	1	$0.188000	$0.777000	—	$0.965000	Before sales charge	$11.07	$11.13
						After sales charge	11.75	11.81
Class B	1	0.082000	0.777000	—	0.859000	Net asset value	10.92	11.00
Class C	1	0.081000	0.777000	—	0.858000	Net asset value	10.65	10.71
Class R	1	0.161000	0.777000	—	0.938000	Net asset value	11.36	11.44
Class R3	1	0.173000	0.777000	—	0.950000	Net asset value	11.15	11.22
Class R4	1	0.196000	0.777000	—	0.973000	Net asset value	11.17	11.24
Class R5	1	0.212000	0.777000	—	0.989000	Net asset value	11.18	11.25
Class R6	1	0.223000	0.777000	—	1.000000	Net asset value	11.18	11.26
Class Y	1	0.214000	0.777000	—	0.991000	Net asset value	11.21	11.29
2050 Fund

Class A	1	$0.358000	$1.691000	—	$2.049000	Before sales charge	$18.27	$17.75
						After sales charge	19.38	18.83
Class B	1	0.097000	1.691000	—	1.788000	Net asset value	17.80	17.39
Class C	1	0.238000	1.691000	—	1.929000	Net asset value	17.44	16.83
Class R	1	0.300000	1.691000	—	1.991000	Net asset value	17.80	17.23
Class R3	1	0.325000	1.691000	—	2.016000	Net asset value	18.19	17.67
Class R4	1	0.383000	1.691000	—	2.074000	Net asset value	18.23	17.70
Class R5	1	0.404000	1.691000	—	2.095000	Net asset value	18.23	17.70
Class R6	1	0.422000	1.691000	—	2.113000	Net asset value	18.24	17.71
Class Y	1	0.404000	1.691000	—	2.095000	Net asset value	18.23	17.69

24 Sustainable Retirement Funds

Fund price and distribution information For the 12-month period ended 7/31/23 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/22	7/31/23
2045 Fund

Class A	1	$0.730000	$1.750000	$0.001000	$2.481000	Before sales charge	$19.66	$18.65
						After sales charge	20.86	19.79
Class B	1	0.598000	1.750000	0.001000	2.349000	Net asset value	16.92	15.68
Class C	1	0.596000	1.750000	0.001000	2.347000	Net asset value	16.90	15.67
Class R	1	0.613000	1.750000	0.001000	2.364000	Net asset value	20.72	19.85
Class R3	1	0.650000	1.750000	0.001000	2.401000	Net asset value	25.20	24.75
Class R4	1	0.734000	1.750000	0.001000	2.485000	Net asset value	25.24	24.77
Class R5	1	0.769000	1.750000	0.001000	2.520000	Net asset value	25.27	24.80
Class R6	1	0.794000	1.750000	0.001000	2.545000	Net asset value	25.28	24.80
Class Y	1	0.770000	1.750000	0.001000	2.521000	Net asset value	25.27	24.80
2040 Fund

Class A	1	$0.918929	$2.225071	—	$3.144000	Before sales charge	$21.67	$19.93
						After sales charge	22.99	21.15
Class B	1	0.770929	2.225071	—	2.996000	Net asset value	19.00	17.07
Class C	1	0.793929	2.225071	—	3.019000	Net asset value	18.50	16.51
Class R	1	0.830929	2.225071	—	3.056000	Net asset value	22.82	21.18
Class R3	1	0.867929	2.225071	—	3.093000	Net asset value	26.54	25.21
Class R4	1	0.932929	2.225071	—	3.158000	Net asset value	26.57	25.23
Class R5	1	0.967929	2.225071	—	3.193000	Net asset value	26.59	25.25
Class R6	1	0.993929	2.225071	—	3.219000	Net asset value	26.60	25.27
Class Y	1	0.968929	2.225071	—	3.194000	Net asset value	26.54	25.20
2035 Fund

Class A	1	$1.133000	$1.267000	—	$2.400000	Before sales charge	$21.25	$20.02
						After sales charge	22.55	21.24
Class B	1	0.923000	1.267000	—	2.190000	Net asset value	18.83	17.54
Class C	1	1.002000	1.267000	—	2.269000	Net asset value	18.62	17.23
Class R	1	1.059000	1.267000	—	2.326000	Net asset value	20.11	18.81
Class R3	1	1.068000	1.267000	—	2.335000	Net asset value	25.90	25.01
Class R4	1	1.148000	1.267000	—	2.415000	Net asset value	25.92	25.01
Class R5	1	1.181000	1.267000	—	2.448000	Net asset value	25.94	25.04
Class R6	1	1.206000	1.267000	—	2.473000	Net asset value	25.96	25.05
Class Y	1	1.182000	1.267000	—	2.449000	Net asset value	25.92	25.01
2030 Fund

Class A	1	$1.325000	$0.922000	—	$2.247000	Before sales charge	$20.61	$19.16
						After sales charge	21.87	20.33
Class B	1	1.149000	0.922000	—	2.071000	Net asset value	19.20	17.73
Class C	1	1.175000	0.922000	—	2.097000	Net asset value	18.93	17.41
Class R	1	1.256000	0.922000	—	2.178000	Net asset value	19.02	17.49
Class R3	1	1.275000	0.922000	—	2.197000	Net asset value	24.19	22.91
Class R4	1	1.336000	0.922000	—	2.258000	Net asset value	24.22	22.93
Class R5	1	1.372000	0.922000	—	2.294000	Net asset value	24.24	22.95
Class R6	1	1.396000	0.922000	—	2.318000	Net asset value	24.25	22.97
Class Y	1	1.372000	0.922000	—	2.294000	Net asset value	24.19	22.90

Sustainable Retirement Funds 25

Fund price and distribution information For the 12-month period ended 7/31/23 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/22	7/31/23
2025 Fund

Class A	1	$1.246000	$0.496000	—	$1.742000	Before sales charge	$20.32	$19.10
						After sales charge	21.56	20.27
Class B	1	1.028000	0.496000	—	1.524000	Net asset value	18.54	17.36
Class C	1	1.125000	0.496000	—	1.621000	Net asset value	18.33	17.04
Class R	1	1.183000	0.496000	—	1.679000	Net asset value	18.74	17.46
Class R3	1	1.212000	0.496000	—	1.708000	Net asset value	20.28	19.06
Class R4	1	1.266000	0.496000	—	1.762000	Net asset value	20.27	19.05
Class R5	1	1.297000	0.496000	—	1.793000	Net asset value	20.29	19.06
Class R6	1	1.317000	0.496000	—	1.813000	Net asset value	20.30	19.07
Class Y	1	1.298000	0.496000	—	1.794000	Net asset value	20.27	19.04
Maturity Fund

Class A	11	$1.156000	—	—	$1.156000	Before sales charge	$16.12	$15.44
						After sales charge	16.79	16.08
Class B	11	1.050000	—	—	1.050000	Net asset value	15.69	14.99
Class C	11	1.051000	—	—	1.051000	Net asset value	15.73	15.04
Class R	11	1.098000	—	—	1.098000	Net asset value	16.10	15.42
Class R3	11	1.134000	—	—	1.134000	Net asset value	16.17	15.50
Class R4	11	1.167000	—	—	1.167000	Net asset value	16.18	15.51
Class R5	11	1.192000	—	—	1.192000	Net asset value	16.18	15.51
Class R6	11	1.206000	—	—	1.206000	Net asset value	16.18	15.51
Class Y	11	1.192000	—	—	1.192000	Net asset value	16.18	15.51

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Sustainable Retirement Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

26 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23

	Life of
	fund	1 year
2065 Fund
Class A (1/4/21)
Before sales charge	4.54%	16.46%
After sales charge	2.09	9.76
Class C (1/4/21)
Before CDSC	3.78	15.61%
After CDSC	3.78	14.61
Class R (1/4/21)
Net asset value	4.16	15.96
Class R3 (1/4/21)
Net asset value	4.40	16.25
Class R4 (1/4/21)
Net asset value	4.65	16.55
Class R5 (1/4/21)
Net asset value	4.81	16.71
Class R6 (1/4/21)
Net asset value	4.91	16.85
Class Y (1/4/21)
Net asset value	4.82	16.73

Sustainable Retirement Funds 27

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	5 years	3 years	1 year
2060 Fund
Class A (11/30/15)
Before sales charge	7.66%	6.92%	10.29%	16.24%
After sales charge	6.82	5.67	8.13	9.55
Class B (11/30/15)
Before CDSC	6.85	6.12	9.46	15.40
After CDSC	6.85	5.81	8.61	10.40
Class C (11/30/15)
Before CDSC	6.85	6.12	9.43	15.35
After CDSC	6.85	6.12	9.43	14.35
Class R (11/30/15)
Net asset value	7.34	6.58	9.86	15.79
Class R3 (1/4/21)
Net asset value	7.55	6.80	10.15	16.10
Class R4 (1/4/21)
Net asset value	7.83	7.07	10.43	16.41
Class R5 (1/4/21)
Net asset value	7.98	7.23	10.56	16.58
Class R6 (9/1/16)
Net asset value	8.01	7.27	10.64	16.59
Class Y (11/30/15)
Net asset value	7.92	7.18	10.56	16.58

28 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2055 Fund
Class A (11/30/10)
Before sales charge	8.58%	8.26%	6.61%	9.79%	15.47%
After sales charge	8.08	7.62	5.35	7.64	8.83
Class B (11/30/10)
Before CDSC	8.07	7.61	5.81	8.97	14.67
After CDSC	8.07	7.61	5.52	8.12	9.67
Class C (11/30/10)
Before CDSC	8.07	7.60	5.80	8.95	14.51
After CDSC	8.07	7.60	5.80	8.95	13.51
Class R (11/30/10)
Net asset value	8.29	7.95	6.26	9.40	15.03
Class R3 (1/4/21)
Net asset value	8.51	8.17	6.49	9.67	15.28
Class R4 (1/4/21)
Net asset value	8.79	8.45	6.76	9.96	15.62
Class R5 (1/4/21)
Net asset value	8.90	8.58	6.92	10.07	15.68
Class R6 (9/1/16)
Net asset value	8.93	8.61	6.98	10.17	15.90
Class Y (11/30/10)
Net asset value	8.86	8.53	6.87	10.09	15.76

Sustainable Retirement Funds 29

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2050 Fund
Class A (5/2/05)
Before sales charge	6.60%	8.02%	6.26%	9.20%	14.53%
After sales charge	6.25	7.38	5.00	7.07	7.95
Class B (5/2/05)
Before CDSC	6.25	7.37	5.46	8.38	13.73
After CDSC	6.25	7.37	5.18	7.52	8.73
Class C (5/2/05)
Before CDSC	6.25	7.37	5.46	8.39	13.69
After CDSC	6.25	7.37	5.46	8.39	12.69
Class R (5/2/05)
Net asset value	6.31	7.71	5.91	8.81	14.16
Class R3 (1/4/21)
Net asset value	6.52	7.93	6.14	9.06	14.37
Class R4 (1/4/21)
Net asset value	6.79	8.20	6.41	9.34	14.68
Class R5 (1/4/21)
Net asset value	6.89	8.33	6.56	9.49	14.82
Class R6 (9/1/16)
Net asset value	6.90	8.35	6.60	9.56	14.87
Class Y (5/2/05)
Net asset value	6.86	8.28	6.52	9.48	14.83

30 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2045 Fund
Class A (11/1/04)
Before sales charge	6.45%	7.62%	5.70%	8.38%	13.18%
After sales charge	6.12	6.98	4.46	6.26	6.67
Class B (11/1/04)
Before CDSC	6.11	6.98	4.92	7.58	12.41
After CDSC	6.11	6.98	4.66	6.77	7.60
Class C (11/1/04)
Before CDSC	6.11	6.98	4.93	7.60	12.41
After CDSC	6.11	6.98	4.93	7.60	11.45
Class R (11/1/04)
Net asset value	6.17	7.31	5.36	7.98	12.79
Class R3 (1/4/21)
Net asset value	6.38	7.54	5.62	8.29	13.05
Class R4 (1/4/21)
Net asset value	6.65	7.82	5.89	8.57	13.35
Class R5 (1/4/21)
Net asset value	6.74	7.94	6.02	8.68	13.51
Class R6 (9/1/16)
Net asset value	6.76	7.96	6.07	8.77	13.63
Class Y (11/1/04)
Net asset value	6.72	7.90	5.99	8.70	13.51

Sustainable Retirement Funds 31

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2040 Fund
Class A (11/1/04)
Before sales charge	6.14%	7.01%	4.96%	7.22%	11.65%
After sales charge	5.81	6.38	3.73	5.12	5.23
Class B (11/1/04)
Before CDSC	5.80	6.38	4.18	6.40	10.77
After CDSC	5.80	6.38	3.91	5.60	6.13
Class C (11/1/04)
Before CDSC	5.80	6.37	4.18	6.41	10.81
After CDSC	5.80	6.37	4.18	6.41	9.89
Class R (11/1/04)
Net asset value	5.86	6.70	4.62	6.81	11.19
Class R3 (1/4/21)
Net asset value	6.03	6.90	4.84	7.08	11.46
Class R4 (1/4/21)
Net asset value	6.30	7.16	5.10	7.34	11.70
Class R5 (1/4/21)
Net asset value	6.41	7.30	5.25	7.48	11.85
Class R6 (9/1/16)
Net asset value	6.44	7.34	5.31	7.58	12.01
Class Y (11/1/04)
Net asset value	6.40	7.27	5.22	7.48	11.88

32 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2035 Fund
Class A (11/1/04)
Before sales charge	5.59%	6.12%	4.03%	5.65%	9.64%
After sales charge	5.25	5.49	2.81	3.58	3.34
Class B (11/1/04)
Before CDSC	5.25	5.49	3.25	4.86	8.79
After CDSC	5.25	5.49	2.97	4.03	4.00
Class C (11/1/04)
Before CDSC	5.25	5.49	3.26	4.87	8.87
After CDSC	5.25	5.49	3.26	4.87	7.92
Class R (11/1/04)
Net asset value	5.30	5.82	3.69	5.26	9.17
Class R3 (1/4/21)
Net asset value	5.47	6.00	3.92	5.54	9.52
Class R4 (1/4/21)
Net asset value	5.73	6.27	4.17	5.78	9.75
Class R5 (1/4/21)
Net asset value	5.84	6.40	4.32	5.93	9.93
Class R6 (9/1/16)
Net asset value	5.89	6.46	4.39	6.03	10.04
Class Y (11/1/04)
Net asset value	5.85	6.39	4.31	5.93	9.90

Sustainable Retirement Funds 33

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2030 Fund
Class A (11/1/04)
Before sales charge	4.91%	5.03%	2.96%	3.86%	7.08%
After sales charge	4.57	4.41	1.74	1.83	0.92
Class B (11/1/04)
Before CDSC	4.57	4.41	2.19	3.09	6.29
After CDSC	4.57	4.41	1.89	2.25	1.56
Class C (11/1/04)
Before CDSC	4.57	4.40	2.19	3.07	6.25
After CDSC	4.57	4.40	2.19	3.07	5.31
Class R (11/1/04)
Net asset value	4.62	4.73	2.61	3.46	6.65
Class R3 (1/4/21)
Net asset value	4.76	4.89	2.82	3.71	6.91
Class R4 (1/4/21)
Net asset value	5.03	5.15	3.07	3.97	7.19
Class R5 (1/4/21)
Net asset value	5.13	5.29	3.23	4.11	7.36
Class R6 (9/1/16)
Net asset value	5.20	5.36	3.31	4.21	7.47
Class Y (11/1/04)
Net asset value	5.17	5.30	3.22	4.12	7.38

34 Sustainable Retirement Funds

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
2025 Fund
Class A (11/1/04)
Before sales charge	4.13%	3.86%	1.86%	2.16%	4.82%
After sales charge	3.80	3.25	0.66	0.16	–1.21
Class B (11/1/04)
Before CDSC	3.79	3.24	1.10	1.37	4.05
After CDSC	3.79	3.24	0.78	0.51	–0.72
Class C (11/1/04)
Before CDSC	3.79	3.24	1.10	1.38	4.04
After CDSC	3.79	3.24	1.10	1.38	3.10
Class R (11/1/04)
Net asset value	3.84	3.56	1.53	1.78	4.41
Class R3 (1/4/21)
Net asset value	3.98	3.71	1.72	2.00	4.70
Class R4 (1/4/21)
Net asset value	4.24	3.97	1.97	2.27	4.94
Class R5 (1/4/21)
Net asset value	4.35	4.11	2.13	2.40	5.11
Class R6 (9/1/16)
Net asset value	4.42	4.18	2.20	2.48	5.16
Class Y (11/1/04)
Net asset value	4.38	4.12	2.11	2.40	5.06

Sustainable Retirement Funds 35

Annualized fund performance as of the most recent calendar quarter
Total return for periods ended 6/30/23 cont.

	Life of
	fund	10 years	5 years	3 years	1 year
Maturity Fund
Class A (11/1/04)
Before sales charge	2.47%	2.17%	1.07%	1.09%	4.48%
After sales charge	2.25	1.75	0.25	–0.28	0.30
Class B (11/1/04)
Before CDSC	2.14	1.55	0.33	0.34	3.72
After CDSC	2.14	1.55	–0.02	–0.57	–1.12
Class C (11/1/04)
Before CDSC	2.14	1.55	0.32	0.34	3.73
After CDSC	2.14	1.55	0.32	0.34	2.76
Class R (11/1/04)
Net asset value	2.19	1.87	0.75	0.72	4.09
Class R3 (1/4/21)
Net asset value	2.31	2.01	0.92	0.93	4.31
Class R4 (1/4/21)
Net asset value	2.57	2.26	1.18	1.19	4.60
Class R5 (1/4/21)
Net asset value	2.68	2.41	1.34	1.34	4.77
Class R6 (9/1/16)
Net asset value	2.76	2.48	1.43	1.44	4.86
Class Y (11/1/04)
Net asset value	2.73	2.42	1.34	1.35	4.77

See the discussion following the fund performance tables on page 17 for information about the calculation of fund performance.

36 Sustainable Retirement Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating expenses
for the fiscal year ended 7/31/22#	22.18%	22.93%	22.58%	22.33%	22.08%	21.93%	21.83%	21.93%
Annualized expense ratio for the
six-month period ended 7/31/23†	0.28%	1.03%	0.68%	0.43%	0.18%	0.03%	–0.07%	0.03%

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Net expenses for the fiscal
year ended 7/31/22**#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	2.53%	3.28%	3.28%	2.93%	2.68%	2.43%	2.28%	2.18%	2.28%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.29%	1.04%	1.04%	0.69%	0.44%	0.19%	0.04%	–0.06%	0.04%
2055 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.70%	2.45%	2.45%	2.10%	1.85%	1.60%	1.45%	1.35%	1.45%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.30%	1.05%	1.05%	0.70%	0.45%	0.20%	0.05%	–0.05%	0.05%
2050 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.56%	2.31%	2.31%	1.96%	1.71%	1.46%	1.31%	1.21%	1.31%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.31%	1.06%	1.06%	0.71%	0.46%	0.21%	0.06%	–0.04%	0.06%

Sustainable Retirement Funds 37

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2045 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.52%	2.27%	2.27%	1.92%	1.67%	1.42%	1.27%	1.17%	1.27%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.32%	1.07%	1.07%	0.72%	0.47%	0.22%	0.07%	–0.03%	0.07%
2040 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.46%	2.21%	2.21%	1.86%	1.61%	1.36%	1.21%	1.11%	1.21%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.34%	1.09%	1.09%	0.74%	0.49%	0.24%	0.09%	–0.01%	0.09%
2035 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.43%	2.18%	2.18%	1.83%	1.58%	1.33%	1.18%	1.08%	1.18%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.37%	1.12%	1.12%	0.77%	0.52%	0.27%	0.12%	0.02%	0.12%
2030 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.37%	2.12%	2.12%	1.77%	1.52%	1.27%	1.12%	1.02%	1.12%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.40%	1.15%	1.15%	0.80%	0.55%	0.30%	0.15%	0.05%	0.15%
2025 Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.34%	2.09%	2.09%	1.74%	1.49%	1.24%	1.09%	0.99%	1.09%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.43%	1.18%	1.18%	0.83%	0.58%	0.33%	0.18%	0.08%	0.18%

38 Sustainable Retirement Funds

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
Maturity Fund
Net expenses for the fiscal
year ended 7/31/22*#	0.85%	1.60%	1.60%	1.25%	1.00%	0.75%	0.60%	0.50%	0.60%
Total annual operating
expenses for the fiscal year
ended 7/31/22#	1.32%	2.07%	2.07%	1.72%	1.47%	1.22%	1.07%	0.97%	1.07%
Annualized expense ratio for
the six-month period ended
7/31/23†	0.40%	1.15%	1.15%	0.80%	0.55%	0.30%	0.15%	0.05%	0.15%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.57%
2060 Fund	0.57%
2055 Fund	0.56%
2050 Fund	0.55%
2045 Fund	0.54%
2040 Fund	0.52%
2035 Fund	0.50%
2030 Fund	0.46%
2025 Fund	0.43%
Maturity Fund	0.44%

* Reflects Putnam Management’s decision to contractually limit expenses through 2/10/26.

** Reflects Putnam Management’s decision to contractually limit expenses through 2/10/33.

# Restated to reflect current fees.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

Sustainable Retirement Funds 39

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 2/1/23 to 7/31/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.45	$5.33	$3.52	$2.23	$0.93	$0.16	$(0.36)	$0.16
Ending value (after expenses)	$1,089.70	$1,085.90	$1,088.40	$1,089.40	$1,090.40	$1,091.50	$1,091.50	$1,091.50

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.50	$5.38	$5.38	$3.57	$2.28	$0.98	$0.21	$(0.31)	$0.21
Ending value (after expenses)	$1,089.50	$1,085.20	$1,085.20	$1,086.00	$1,088.10	$1,090.00	$1,090.80	$1,090.70	$1,090.20
2055 Fund
Expenses paid per $1,000*†	$1.55	$5.41	$5.41	$3.61	$2.32	$1.03	$0.26	$(0.26)	$0.26
Ending value (after expenses)	$1,082.70	$1,079.50	$1,078.50	$1,081.30	$1,083.00	$1,083.90	$1,084.90	$1,084.80	$1,084.50
2050 Fund
Expenses paid per $1,000*†	$1.60	$5.45	$5.45	$3.65	$2.37	$1.08	$0.31	$(0.21)	$0.31
Ending value (after expenses)	$1,077.70	$1,073.50	$1,073.30	$1,076.20	$1,076.80	$1,078.60	$1,078.60	$1,079.20	$1,078.70
2045 Fund
Expenses paid per $1,000*†	$1.64	$5.48	$5.48	$3.69	$2.41	$1.13	$0.36	$(0.15)	$0.36
Ending value (after expenses)	$1,071.20	$1,066.70	$1,067.40	$1,068.90	$1,070.00	$1,071.80	$1,072.70	$1,072.70	$1,072.20
2040 Fund
Expenses paid per $1,000*†	$1.74	$5.57	$5.57	$3.78	$2.51	$1.23	$0.46	$(0.05)	$0.46
Ending value (after expenses)	$1,063.50	$1,059.60	$1,060.40	$1,061.70	$1,062.80	$1,064.10	$1,065.00	$1,065.80	$1,065.10
2035 Fund
Expenses paid per $1,000*†	$1.88	$5.69	$5.69	$3.92	$2.65	$1.37	$0.61	$0.10	$0.61
Ending value (after expenses)	$1,053.10	$1,049.70	$1,049.30	$1,051.40	$1,052.60	$1,053.90	$1,054.80	$1,054.70	$1,054.40
2030 Fund
Expenses paid per $1,000*†	$2.02	$5.80	$5.79	$4.04	$2.78	$1.51	$0.76	$0.25	$0.76
Ending value (after expenses)	$1,036.20	$1,032.60	$1,032.00	$1,034.30	$1,035.20	$1,036.60	$1,037.10	$1,038.00	$1,037.10
2025 Fund
Expenses paid per $1,000*†	$2.16	$5.90	$5.90	$4.16	$2.91	$1.65	$0.90	$0.40	$0.90
Ending value (after expenses)	$1,021.90	$1,017.60	$1,017.90	$1,019.90	$1,020.90	$1,022.50	$1,023.10	$1,023.10	$1,023.10
Maturity Fund
Expenses paid per $1,000*†	$2.01	$5.76	$5.77	$4.01	$2.76	$1.51	$0.75	$0.25	$0.75
Ending value (after expenses)	$1,025.10	$1,021.30	$1,021.90	$1,023.40	$1,024.30	$1,025.30	$1,026.70	$1,027.10	$1,026.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/23.

The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

40 Sustainable Retirement Funds

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 7/31/23, use the following calculation method.

To find the value of your investment on 2/1/23, call Putnam at 1-800-225-1581.

Sustainable Retirement Funds 41

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Sustainable Retirement Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.40	$5.16	$3.41	$2.16	$0.90	$0.15	$(0.35)	$0.15
Ending value (after expenses)	$1,023.41	$1,019.69	$1,021.42	$1,022.66	$1,023.90	$1,024.65	$1,025.14	$1,024.65

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.45	$5.21	$5.21	$3.46	$2.21	$0.95	$0.20	$(0.30)	$0.20
Ending value (after expenses)	$1,023.36	$1,019.64	$1,019.64	$1,021.37	$1,022.61	$1,023.85	$1,024.60	$1,025.09	$1,024.60
2055 Fund
Expenses paid per $1,000*†	$1.51	$5.26	$5.26	$3.51	$2.26	$1.00	$0.25	$(0.25)	$0.25
Ending value (after expenses)	$1,023.31	$1,019.59	$1,019.59	$1,021.32	$1,022.56	$1,023.80	$1,024.55	$1,025.04	$1,024.55
2050 Fund
Expenses paid per $1,000*†	$1.56	$5.31	$5.31	$3.56	$2.31	$1.05	$0.30	$(0.20)	$0.30
Ending value (after expenses)	$1,023.26	$1,019.54	$1,019.54	$1,021.27	$1,022.51	$1,023.75	$1,024.50	$1,024.99	$1,024.50
2045 Fund
Expenses paid per $1,000*†	$1.61	$5.36	$5.36	$3.61	$2.36	$1.10	$0.35	$(0.15)	$0.35
Ending value (after expenses)	$1,023.21	$1,019.49	$1,019.49	$1,021.22	$1,022.46	$1,023.70	$1,024.45	$1,024.94	$1,024.45
2040 Fund
Expenses paid per $1,000*†	$1.71	$5.46	$5.46	$3.71	$2.46	$1.20	$0.45	$(0.05)	$0.45
Ending value (after expenses)	$1,023.11	$1,019.39	$1,019.39	$1,021.12	$1,022.36	$1,023.60	$1,024.35	$1,024.84	$1,024.35
2035 Fund
Expenses paid per $1,000*†	$1.86	$5.61	$5.61	$3.86	$2.61	$1.35	$0.60	$0.10	$0.60
Ending value (after expenses)	$1,022.96	$1,019.24	$1,019.24	$1,020.98	$1,022.22	$1,023.46	$1,024.20	$1,024.70	$1,024.20
2030 Fund
Expenses paid per $1,000*†	$2.01	$5.76	$5.76	$4.01	$2.76	$1.51	$0.75	$0.25	$0.75
Ending value (after expenses)	$1,022.81	$1,019.09	$1,019.09	$1,020.83	$1,022.07	$1,023.31	$1,024.05	$1,024.55	$1,024.05
2025 Fund
Expenses paid per $1,000*†	$2.16	$5.91	$5.91	$4.16	$2.91	$1.66	$0.90	$0.40	$0.90
Ending value (after expenses)	$1,022.66	$1,018.94	$1,018.94	$1,020.68	$1,021.92	$1,023.16	$1,023.90	$1,024.40	$1,023.90
Maturity Fund
Expenses paid per $1,000*†	$2.01	$5.76	$5.76	$4.01	$2.76	$1.51	$0.75	$0.25	$0.75
Ending value (after expenses)	$1,022.81	$1,019.09	$1,019.09	$1,020.83	$1,022.07	$1,023.31	$1,024.05	$1,024.55	$1,024.05

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/23.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

42 Sustainable Retirement Funds

Comparative index definitions

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities.

FTSE® World Government Bond Index (WGBI) measures the performance of fixed-rate, local-currency, investment-grade sovereign bonds.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed income securities issued in developed countries.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties.

MSCI Emerging Markets Index (GD) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. Gross total return (GD) indexes reinvest as much as possible of a company’s dividend distributions.

MSCI World Index (ND) is an unmanaged index of equity securities from developed countries.

S&P 500® Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy, and/or completeness of the Information, and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of the possibility of such damages.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category medians reflect performance trends for funds within a category.

Sustainable Retirement Funds 43

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of July 31, 2023, Putnam employees had approximately $504,000,000 and the Trustees had approximately $70,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of each fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in May 2023. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2022 through December 2022. The report included a description of the annual liquidity assessment of each fund that Putnam performed in November 2022. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of each fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

44 Sustainable Retirement Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Sustainable Retirement Funds 45

Trustee approval of management contracts

Consideration of your fund’s new and interim management and sub-management contracts

At their meeting on June 23, 2023, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved, subject to approval by your fund’s shareholders, a new management contract with Putnam Investment Management (“Putnam Management”) and a new sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”) (collectively, the “New Management Contracts”). The Trustees considered the proposed New Management Contracts in connection with the planned acquisition of Putnam U.S. Holdings I, LLC (“Putnam Holdings”) by a subsidiary of Franklin Resources, Inc. (“Franklin Templeton”). The Trustees considered that, on May 31, 2023, Franklin Templeton and Great-West Lifeco Inc., the parent company of Putnam Holdings, announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Trustees noted that Putnam Holdings was the parent company of Putnam Management and PIL. The Trustees were advised that the Transaction would result in a “change of control” of Putnam Management and PIL and would cause your fund’s current Management Contract with Putnam Management and Sub-Management Contract with PIL (collectively, the “Current Management Contracts”) to terminate in accordance with the 1940 Act. The Trustees considered that the New Management Contracts would take effect upon the closing of the Transaction, which was expected to occur in the fourth quarter of 2023.

In addition to the New Management Contracts, the Trustees also approved interim management and sub-management contracts with Putnam Management and PIL, respectively (the “Interim Management Contracts”), which would take effect in the event that for any reason shareholder approval of a New Management Contract was not received by the time of the Transaction closing. The Trustees considered that each Interim Management Contract that became effective would remain in effect until shareholders approved the proposed New Management Contract, or until 150 days elapse after the closing of the Transaction, whichever occurred first. The considerations and conclusions discussed in connection with the Trustees’ consideration of the New Management Contracts and the continuance of your fund’s Current Management Contracts also apply to the Trustees’ consideration of the Interim Management Contracts, supplemented by consideration of the terms, nature and reason for any Interim Management Contract.

The Independent Trustees met with their independent legal counsel, as defined in Rule 0 – 1(a)(6) under the 1940 Act (their “independent legal counsel”), and representatives of Putnam Management and its parent company, Power Corporation of Canada, to discuss the potential Transaction, including the timing and structure of the Transaction and its implications for Putnam Management and the funds, during their regular meeting on November 18, 2022, and the full Board of Trustees further discussed these matters with representatives of Putnam Management at its regular meeting on December 15, 2022. At a special meeting on December 20, 2022, the full Board of Trustees met with representatives of Putnam Management, Power Corporation of Canada and Franklin Templeton to further discuss the potential Transaction, including Franklin Templeton’s strategic plans for Putnam Management’s asset management business and the funds, potential sources of synergy between Franklin Templeton and Putnam Management, potential areas of partnership between Power Corporation of Canada and Franklin Templeton, Franklin Templeton’s distribution capabilities, Franklin Templeton’s existing service provider relationships and Franklin Templeton’s recent acquisitions of other asset management firms.

In order to assist the Independent Trustees in their consideration of the New Management Contracts and other anticipated impacts of the Transaction on the funds and their shareholders, independent legal counsel for the Independent Trustees furnished an initial information request to Franklin Templeton (the “Initial Franklin Request”). At a special meeting of the full Board of Trustees held on January 25, 2023, representatives of Franklin Templeton addressed the firm’s responses to the

46 Sustainable Retirement Funds

Initial Franklin Request. At the meeting, representatives of Franklin Templeton discussed, among other things, the business and financial condition of Franklin Templeton and its affiliates, Franklin Templeton’s U.S. registered fund operations, its recent acquisition history, Franklin Templeton’s intentions regarding the operation of Putnam Management and the funds following the completion of the potential Transaction and expected benefits to the funds and Putnam Management that might result from the Transaction.

The Board of Trustees actively monitored developments with respect to the potential Transaction throughout the period leading up to the public announcement of a final sale agreement on May 31, 2023. The Independent Trustees met to discuss these matters at their regular meetings on January 27, April 20 and May 19, 2023. The full Board of Trustees also discussed developments at their regular meeting on February 23, 2023. Following the public announcement of the Transaction on May 31, 2023, independent legal counsel for the Independent Trustees furnished a supplemental information request (the “Supplemental Franklin Request”) to Franklin Templeton. At the Board of Trustees’ regular in-person meeting held on June 22–23, 2023, representatives of Putnam Management and Power Corporation of Canada provided further information regarding, among other matters, the final terms of the Transaction and efforts undertaken to retain Putnam employees. The Contract Committee of the Board of Trustees also met on June 22, 2023 to discuss Franklin Templeton’s responses to the Supplemental Franklin Request. Mr. Reynolds, the only Trustee affiliated with Putnam Management, participated in portions of these meetings to provide the perspective of the Putnam organization, but did not otherwise participate in the deliberations of the Independent Trustees or the Contract Committee regarding the potential Transaction.

After the presentations and after reviewing the written materials provided, the Independent Trustees met at their in-person meeting on June 23, 2023 to consider the New Management Contracts for each fund, proposed to become effective upon the closing of the Transaction, and the filing of a preliminary proxy statement. At this meeting and throughout the process, the Independent Trustees also received advice from their independent legal counsel regarding their responsibilities in evaluating the potential Transaction and the New Management Contracts. The Independent Trustees reviewed the terms of the proposed New Management Contracts and the differences between the New Management Contracts and the Current Management Contracts. They noted that the terms of the proposed New Management Contracts were substantially identical to the Current Management Contracts, except for certain changes designed largely to address differences among various of the existing contracts, which had been developed and implemented at different times in the past.

In considering the approval of the proposed New Management Contracts, the Board of Trustees took into account a number of factors, including:1

(i) Franklin Templeton’s and Putnam Management’s belief that the Transaction would not adversely affect the funds or their shareholders and their belief that the Transaction was likely to result in certain benefits (described below) for the funds and their shareholders;

(ii) That Franklin Templeton did not intend to make any material change in Putnam Management’s senior investment professionals (other than certain changes related to reporting structure and organization of personnel discussed below), including the portfolio managers of the funds, or to the firm’s operating locations as a result of the Transaction;

(iii) That Franklin Templeton intended for Putnam Management’s equity investment professionals to continue to operate largely independently from Franklin Templeton, reporting to Franklin Templeton’s Head of Public Markets following the Transaction;

(iv) That, while Putnam Management’s organizational structure was not expected to change immediately following the Transaction, Franklin Templeton intended to revise Putnam Management’s reporting structure in order to include Putnam Management’s fixed income investment professionals in Franklin Templeton’s fixed income group and to include Putnam Management’s Global Asset Allocation (“GAA”) investment professionals in Franklin Templeton’s investment solutions group, with both Franklin Templeton

1All subsequent references to Putnam Management describing the Board of Trustees’ considerations should be deemed to include references to PIL as necessary or appropriate in the context.

Sustainable Retirement Funds 47

groups reporting to Franklin Templeton’s Head of Public Markets;

(v) Franklin Templeton’s expectation that there would not be any changes in the investment objectives, strategies or portfolio holdings of the funds as a result of the Transaction;

(vi) That neither Franklin Templeton nor Putnam Management had any current plans to propose changes to the funds’ existing management fees or expense limitations, or current plans to make changes to the funds’ existing distribution arrangements;

(vii) Franklin Templeton’s and Putnam Management’s representations that, following the Transaction, there was not expected to be any diminution in the nature, quality and extent of services provided to the funds and their shareholders by Putnam Management and PIL, including compliance and other non-advisory services;

(viii) That Franklin Templeton did not currently plan to change the branding of the funds or to change the lineup of funds in connection with the Transaction but would continue to evaluate how best to position the funds in the market;

(ix) The possible benefits accruing to the funds and their shareholders as a result of the Transaction, including:

a. That the scale of Franklin Templeton’s investment operations platform would increase the investment and operational resources available to the funds;

b. That the Putnam open-end funds would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce expenses by spreading expenses over a larger asset base; and

c. Potential benefits to shareholders of the Putnam open-end funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by Franklin Templeton and its affiliates and access to a broader array of investment opportunities;

(x) The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries;

(xi) Franklin Templeton’s expectation that the Transaction would not impact the capabilities or responsibilities of Putnam Management’s Investment Division (other than any impact related to reporting structure changes for Putnam Management’s equity, fixed income and GAA investment groups and to including Putnam Management’s fixed income and GAA investment professionals in existing Franklin Templeton investment groups, as discussed above) and that any changes to the Investment Division over the longer term would be made in order to achieve perceived operational efficiencies or improvements to the portfolio management process;

(xii) Franklin Templeton’s commitment to maintaining competitive compensation arrangements to allow Putnam Management to continue to attract and retain highly qualified personnel and Putnam Management’s and Franklin Templeton’s efforts to retain personnel, including efforts implemented since the Transaction was announced;

(xiii) That the current senior management teams at Putnam Management and Power Corporation of Canada had indicated their strong support of the Transaction and that Putnam Management had recommended that the Board of Trustees approve the New Management Contracts; and

(xiv) Putnam Management’s and Great-West Lifeco Inc.’s commitment to bear all expenses incurred by the funds in connection with the Transaction, including all costs associated with the proxy solicitation in connection with seeking shareholder approval of the New Management Contracts.

Finally, in considering the proposed New Management Contracts, the Board of Trustees also took into account their concurrent deliberations and conclusions, as described below, in connection with their annual review of the funds’ Current Management Contracts and the approval of their continuance, effective July 1, 2023, and the extensive materials that they had reviewed in connection with that review process.

Based upon the foregoing considerations, on June 23, 2023, the Board of Trustees, including all of the Independent Trustees, unanimously approved the proposed New Management Contracts and determined to recommend their approval to the shareholders of the funds.

48 Sustainable Retirement Funds

General conclusions — Current Management Contracts

The Board of Trustees oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management and the sub-management contract with respect to your fund between Putnam Management and PIL. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.) The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board of Trustees’ independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2023, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the funds and the Independent Trustees.

At the Board of Trustees’ June 2023 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Current Management Contracts, effective July 1, 2023, and the approval of your fund’s New Management Contracts and Interim Management Contracts, as discussed above.

The Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. The Trustees also took into account their concurrent deliberations and conclusions, and the materials that they had reviewed, in connection with their approval on June 23, 2023 of the Interim Management Contracts and the New Management Contracts, which had been proposed in light of the Transaction (which would cause the fund’s Current Management Contracts to terminate in accordance with applicable law or the terms of each contract).

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

Sustainable Retirement Funds 49

The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam Sustainable Retirement Fund (except Putnam Sustainable Retirement Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam Sustainable Retirement Fund approaches the target year indicated in its name. The Trustees noted that Putnam Sustainable Retirement Maturity Fund has a fixed ongoing annual management fee rate.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that, effective November 30, 2022, Putnam Management agreed to waive fees and/or reimburse expenses in an amount equal to your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.60% for Class A shares, Class B shares, Class C shares, Class R5 shares and Class Y shares, 0.75% for Class R shares, Class R3 shares and Class R4 shares and 0.50% for Class R6 shares) through at least November 30, 2026 (for Putnam Sustainable Retirement 2060 Fund, through at least November 30, 2033). Prior to November 30, 2022, Putnam Management agreed to waive fees and/or reimburse expenses in an amount equal to your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.65% for Class A shares, Class B shares, Class C shares, Class R5 shares and Class Y shares, 0.80% for Class R shares, Class R3 shares and Class R4 shares and 0.55% for Class R6 shares) through at least November 30, 2025 (for Putnam Sustainable Retirement 2060 Fund (formerly known as Putnam RetirementReady 2060 Fund), through at least November 30, 2032). During its fiscal year ending in 2022, your fund’s expenses were reduced as a result of these expense limitations. Putnam Management’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management contract and to approve your fund’s amended and restated sub-management contract.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2022. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2022 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

50 Sustainable Retirement Funds

Quintile
Effective
	Management Fees	Total Expenses
Putnam Sustainable Retirement 2065 Fund (“2065 Fund”)	3rd	3rd
Putnam Sustainable Retirement 2060 Fund (“2060 Fund”)	4th	2nd
Putnam Sustainable Retirement 2055 Fund (“2055 Fund”)	4th	3rd
Putnam Sustainable Retirement 2050 Fund (“2050 Fund”)	4th	3rd
Putnam Sustainable Retirement 2045 Fund (“2045 Fund”)	4th	3rd
Putnam Sustainable Retirement 2040 Fund (“2040 Fund”)	4th	3rd
Putnam Sustainable Retirement 2035 Fund (“2035 Fund”)	4th	3rd
Putnam Sustainable Retirement 2030 Fund (“2030 Fund”)	4th	2nd
Putnam Sustainable Retirement 2025 Fund (“2025 Fund”)	4th	3rd
Putnam Sustainable Retirement Maturity Fund (“Maturity Fund”)	3rd	3rd

(Total expenses reflect the fees and expenses borne directly by the Putnam Sustainable Retirement Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2022 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees

Sustainable Retirement Funds 51

were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally encouraging in 2022 against a backdrop of volatile equity and fixed income markets, driven by factors such as Russia’s invasion of Ukraine, increased tensions with China, disruptions in energy markets and broader supply chains, rising inflation and the significant tightening of monetary policy by the Board of Governors of the Federal Reserve in an effort to combat inflation. The Trustees further noted that, in the face of these numerous economic headwinds, corporate earnings and employment data had been generally robust throughout 2022. For the one-year period ended December 31, 2022, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 41st percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 1.3% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 34th, 27th and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2022, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 40 funds were rated four or five stars at the end of 2022, which represented an increase of 15 funds year-over-year. The Trustees also considered that seven funds were five-star rated at the end of 2022, which was a year-over-year decrease of two funds, and that 83% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2022. In this regard, the Trustees considered that the funds had ranked 9th out of 49 fund companies, 3rd out of 49 fund companies and 2nd out of 47 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that The Putnam Fund complex had been the only fund family to rank in the top ten in all three time periods. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2022 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam Sustainable Retirement Funds (except for the 2065 Fund, which commenced operations on January 4, 2021), the Trustees considered information about the fund’s total return and its performance relative to its internal benchmark over the one-year, three-year and five-year periods ended December 31, 2022. Over the one-year period ended December 31, 2022, the class A share net return of each of the 2030

52 Sustainable Retirement Funds

Fund, 2035 Fund and 2040 Fund was negative but slightly exceeded the return of its internal benchmark, and the class A share net return of each of the Maturity Fund, the 2025 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund, the 2060 Fund and the 2065 Fund was negative and slightly trailed the return of its internal benchmark. Over the three-year and five-year periods ended December 31, 2022, the class A share net return of each Putnam Sustainable Retirement Fund was positive but trailed the return of its internal benchmark, except that the class A share net return of the Maturity Fund was negative and trailed the return of its internal benchmark over the three-year period ended December 31, 2022. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing.

Brokerage and soft-dollar allocations; distribution and investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments made to Putnam Management’s affiliates by the mutual funds for distribution services and investor services. In conjunction with the review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the mutual funds to PSERV and PRM for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

Sustainable Retirement Funds 53

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute each fund’s audited financial statements.

The funds’ portfolio lists each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

54 Sustainable Retirement Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of
Putnam Sustainable Retirement 2065 Fund, Putnam Sustainable Retirement 2060 Fund,
Putnam Sustainable Retirement 2055 Fund, Putnam Sustainable Retirement 2050 Fund,
Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2040 Fund,
Putnam Sustainable Retirement 2035 Fund, Putnam Sustainable Retirement 2030 Fund,
Putnam Sustainable Retirement 2025 Fund, and Putnam Sustainable Retirement Maturity Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds’ portfolios, of each of the funds indicated in the table below (ten of the funds constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2023

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Sustainable Retirement Funds 55

The funds’ portfolios 7/31/23

2065 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (93.5%)*
Putnam Sustainable Leaders ETF Ω	12,900	$326,671
Putnam Sustainable Future ETF Ω	8,218	164,538
Putnam PanAgora ESG International Equity ETF Ω	5,652	121,181
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	1,636	34,088
Equity Investment Companies (cost $590,241)		$646,478

FIXED INCOME INVESTMENT COMPANIES (5.4%)*
Putnam ESG Core Bond ETF Ω	449	$21,751
Putnam ESG High Yield ETF Ω	146	7,312
Putnam ESG Ultra Short ETF Ω	164	8,246
Total Fixed Income Investment Companies (cost $37,558)		$37,309

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class P 4.96% Ω	2,680	$2,680
Total Short-term Investments (cost $2,680)		$2,680

TOTAL INVESTMENTS
Total Investments (cost $630,479)		$686,467

*Percentages indicated are based on net assets of $691,744.

2060 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (92.0%)*
Putnam Sustainable Leaders ETF Ω	300,398	$7,607,099
Putnam Sustainable Future ETF Ω	190,639	3,816,898
Putnam PanAgora ESG International Equity ETF Ω	132,733	2,845,835
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	38,298	797,989
Equity Investment Companies (cost $13,779,967)		$15,067,821

FIXED INCOME INVESTMENT COMPANIES (7.6%)*
Putnam ESG Core Bond ETF Ω	15,331	$742,669
Putnam ESG High Yield ETF Ω	5,110	255,934
Putnam ESG Ultra Short ETF Ω	5,035	253,160
Total Fixed Income Investment Companies (cost $1,260,516)		$1,251,763

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class P 4.96% Ω	48,626	$48,626
Total Short-term Investments (cost $48,626)		$48,626

TOTAL INVESTMENTS
Total Investments (cost $15,089,109)		$16,368,210

*Percentages indicated are based on net assets of $16,370,646.

56 Sustainable Retirement Funds

The funds’ portfolios 7/31/23 cont.

2055 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (86.8%)*
Putnam Sustainable Leaders ETF Ω	912,221	$23,100,538
Putnam Sustainable Future ETF Ω	571,542	11,443,185
Putnam PanAgora ESG International Equity ETF Ω	408,760	8,763,937
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	118,434	2,467,726
Equity Investment Companies (cost $41,895,814)		$45,775,386

FIXED INCOME INVESTMENT COMPANIES (12.8%)*
Putnam ESG Core Bond ETF Ω	83,198	$4,030,302
Putnam ESG High Yield ETF Ω	27,842	1,394,467
Putnam ESG Ultra Short ETF Ω	26,828	1,348,912
Total Fixed Income Investment Companies (cost $6,818,863)		$6,773,681

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class P 4.96% Ω	190,570	$190,570
Total Short-term Investments (cost $190,570)		$190,570

TOTAL INVESTMENTS
Total Investments (cost $48,905,247)		$52,739,637

*Percentages indicated are based on net assets of $52,749,113.

2050 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (81.0%)*
Putnam Sustainable Leaders ETF Ω	1,668,909	$42,262,450
Putnam Sustainable Future ETF Ω	1,029,310	20,608,433
Putnam PanAgora ESG International Equity ETF Ω	754,734	16,181,723
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	217,466	4,531,187
Equity Investment Companies (cost $76,416,131)		$83,583,793

FIXED INCOME INVESTMENT COMPANIES (18.8%)*
Putnam ESG Core Bond ETF Ω	241,867	$11,716,594
Putnam ESG High Yield ETF Ω	78,966	3,955,012
Putnam ESG Ultra Short ETF Ω	73,907	3,716,044
Total Fixed Income Investment Companies (cost $19,522,218)		$19,387,650

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class P 4.96% Ω	274,111	$274,111
Total Short-term Investments (cost $274,111)		$274,111

TOTAL INVESTMENTS
Total Investments (cost $96,212,460)		$103,245,554

*Percentages indicated are based on net assets of $103,126,535.

Sustainable Retirement Funds 57

The funds’ portfolios 7/31/23 cont.

2045 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (74.9%)*
Putnam Sustainable Leaders ETF Ω	2,080,524	$52,685,942
Putnam Sustainable Future ETF Ω	1,269,728	25,421,986
Putnam PanAgora ESG International Equity ETF Ω	952,890	20,430,247
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	265,970	5,541,831
Equity Investment Companies (cost $95,286,277)		$104,080,006

FIXED INCOME INVESTMENT COMPANIES (24.8%)*
Putnam ESG Core Bond ETF Ω	406,955	$19,713,836
Putnam ESG High Yield ETF Ω	131,035	6,562,888
Putnam ESG Ultra Short ETF Ω	162,165	8,153,656
Total Fixed Income Investment Companies (cost $34,643,838)		$34,430,380

SHORT-TERM INVESTMENTS (0.4%)*
Putnam Government Money Market Fund Class P 4.96% Ω	535,036	$535,036
Total Short-term Investments (cost $535,036)		$535,036

TOTAL INVESTMENTS
Total Investments (cost $130,465,151)		$139,045,422

*Percentages indicated are based on net assets of $138,997,053.

2040 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (67.6%)*
Putnam Sustainable Leaders ETF Ω	2,827,651	$71,605,737
Putnam Sustainable Future ETF Ω	1,698,636	34,009,411
Putnam PanAgora ESG International Equity ETF Ω	1,237,342	26,528,984
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	260,369	5,425,127
Equity Investment Companies (cost $125,472,531)		$137,569,259

FIXED INCOME INVESTMENT COMPANIES (32.0%)*
Putnam ESG Core Bond ETF Ω	851,174	$41,232,826
Putnam ESG High Yield ETF Ω	192,404	9,636,554
Putnam ESG Ultra Short ETF Ω	285,489	14,354,387
Total Fixed Income Investment Companies (cost $65,741,187)		$65,223,767

SHORT-TERM INVESTMENTS (0.5%)*
Putnam Government Money Market Fund Class P 4.96% Ω	1,020,109	$1,020,109
Total Short-term Investments (cost $1,020,109)		$1,020,109

TOTAL INVESTMENTS
Total Investments (cost $192,233,827)		$203,813,135

*Percentages indicated are based on net assets of $203,517,463.

58 Sustainable Retirement Funds

The funds’ portfolios 7/31/23 cont.

2035 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (56.9%)*
Putnam Sustainable Leaders ETF Ω	2,474,362	$62,659,259
Putnam Sustainable Future ETF Ω	1,468,258	29,396,874
Putnam PanAgora ESG International Equity ETF Ω	972,961	20,860,576
Putnam PanAgora ESG Emerging Markets Equity ETF Ω	59,631	1,242,489
Equity Investment Companies (cost $104,158,669)		$114,159,198

FIXED INCOME INVESTMENT COMPANIES (43.0%)*
Putnam ESG Core Bond ETF Ω	1,254,907	$60,790,581
Putnam ESG High Yield ETF Ω	190,948	9,563,631
Putnam ESG Ultra Short ETF Ω	315,961	15,886,519
Total Fixed Income Investment Companies (cost $87,084,319)		$86,240,731

SHORT-TERM INVESTMENTS (0.1%)*
Putnam Government Money Market Fund Class P 4.96% Ω	277,985	$277,985
Total Short-term Investments (cost $277,985)		$277,985

TOTAL INVESTMENTS
Total Investments (cost $191,520,973)		$200,677,914

*Percentages indicated are based on net assets of $200,619,950.

2030 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (39.6%)*
Putnam Sustainable Leaders ETF Ω	2,096,465	$53,089,622
Putnam Sustainable Future ETF Ω	1,204,875	24,123,525
Putnam PanAgora ESG International Equity ETF Ω	809,043	17,346,125
Equity Investment Companies (cost $86,372,450)		$94,559,272

FIXED INCOME INVESTMENT COMPANIES (59.6%)*
Putnam ESG Core Bond ETF Ω	2,179,133	$105,562,215
Putnam ESG High Yield ETF Ω	298,166	14,933,644
Putnam ESG Ultra Short ETF Ω	434,076	21,825,341
Total Fixed Income Investment Companies (cost $143,818,930)		$142,321,200

SHORT-TERM INVESTMENTS (0.3%)*
Putnam Government Money Market Fund Class P 4.96% Ω	820,219	$820,219
Total Short-term Investments (cost $820,219)		$820,219

TOTAL INVESTMENTS
Total Investments (cost $231,011,599)		$237,700,691

*Percentages indicated are based on net assets of $238,676,324.

Sustainable Retirement Funds 59

The funds’ portfolios 7/31/23 cont.

2025 Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (25.4%)*
Putnam Sustainable Leaders ETF Ω	1,166,608	$29,542,481
Putnam Sustainable Future ETF Ω	627,617	12,565,897
Putnam PanAgora ESG International Equity ETF Ω	473,694	10,156,141
Equity Investment Companies (cost $47,916,013)		$52,264,519

FIXED INCOME INVESTMENT COMPANIES (75.2%)*
Putnam ESG Core Bond ETF Ω	2,283,056	$110,596,484
Putnam ESG High Yield ETF Ω	473,833	23,731,926
Putnam ESG Ultra Short ETF Ω	407,329	20,480,502
Total Fixed Income Investment Companies (cost $156,369,077)		$154,808,912

SHORT-TERM INVESTMENTS (—%)*
Putnam Government Money Market Fund Class P 4.96% Ω	101,553	$101,553
Total Short-term Investments (cost $101,553)		$101,553

TOTAL INVESTMENTS
Total Investments (cost $204,386,643)		$207,174,984

*Percentages indicated are based on net assets of $205,800,963.

Maturity Fund	Shares	Value
EQUITY INVESTMENT COMPANIES (26.1%)*
Putnam Sustainable Leaders ETF Ω	1,175,703	$29,772,798
Putnam Sustainable Future ETF Ω	755,046	15,117,229
Putnam PanAgora ESG International Equity ETF Ω	410,155	8,793,846
Equity Investment Companies (cost $48,641,837)		$53,683,873

FIXED INCOME INVESTMENT COMPANIES (73.6%)*
Putnam ESG Core Bond ETF Ω	2,170,679	$105,152,683
Putnam ESG High Yield ETF Ω	695,059	34,812,030
Putnam ESG Ultra Short ETF Ω	231,051	11,617,244
Total Fixed Income Investment Companies (cost $153,094,424)		$151,581,957

SHORT-TERM INVESTMENTS (0.2%)*
Putnam Government Money Market Fund Class P 4.96% Ω	411,000	$411,000
Total Short-term Investments (cost $411,000)		$411,000

TOTAL INVESTMENTS
Total Investments (cost $202,147,261)		$205,676,830

*Percentages indicated are based on net assets of $206,015,460.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2022 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

 Ω Affiliated company (Note 5). For investments in Putnam Government Money Market Fund Class P, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

60 Sustainable Retirement Funds

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

2065 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$646,478	$—	$—
Fixed Income Investment Companies	37,309	—	—
Short-Term Investments	2,680	—	—
Totals by level	$686,467	$—	$—

2060 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$15,067,821	$—	$—
Fixed Income Investment Companies	1,251,763	—	—
Short-Term Investments	48,626	—	—
Totals by level	$16,368,210	$—	$—

2055 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$45,775,386	$—	$—
Fixed Income Investment Companies	6,773,681	—	—
Short-Term Investments	190,570	—	—
Totals by level	$52,739,637	$—	$—

2050 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$83,583,793	$—	$—
Fixed Income Investment Companies	19,387,650	—	—
Short-Term Investments	274,111	—	—
Totals by level	$103,245,554	$—	$—

2045 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$104,080,006	$—	$—
Fixed Income Investment Companies	34,430,380	—	—
Short-Term Investments	535,036	—	—
Totals by level	$139,045,422	$—	$—

2040 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$137,569,259	$—	$—
Fixed Income Investment Companies	65,223,767	—	—
Short-Term Investments	1,020,109	—	—
Totals by level	$203,813,135	$—	$—

Sustainable Retirement Funds 61

2035 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$114,159,198	$—	$—
Fixed Income Investment Companies	86,240,731	—	—
Short-Term Investments	277,985	—	—
Totals by level	$200,677,914	$—	$—

2030 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$94,559,272	$—	$—
Fixed Income Investment Companies	142,321,200	—	—
Short-Term Investments	820,219	—	—
Totals by level	$237,700,691	$—	$—

2025 Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$52,264,519	$—	$—
Fixed Income Investment Companies	154,808,912	—	—
Short-Term Investments	101,553	—	—
Totals by level	$207,174,984	$—	$—

Maturity Fund	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Equity Investment Companies	$53,683,873	$—	$—
Fixed Income Investment Companies	151,581,957	—	—
Short-Term Investments	411,000	—	—
Totals by level	$205,676,830	$—	$—

The accompanying notes are an integral part of these financial statements.

62 Sustainable Retirement Funds

Statement of assets and liabilities 7/31/23

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$686,467	$16,368,210	$52,739,637	$103,245,554	$139,045,422
Cash	3,849	14,310	562,956	—	199,180
Receivable for income distributions
from underlying Putnam fund shares	1	196	163	3,812	5,824
Receivable for shares of the fund sold	2,222	11,141	389,688	208,777	470,350
Receivable from Manager (Note 2)	3,977	10,770	23,898	39,493	45,767
Total assets	696,516	16,404,627	53,716,342	103,497,636	139,766,543

LIABILITIES
Payable to custodian	—	—	—	146,508	—
Payable for shares of the
fund repurchased	—	19,919	19,266	158,213	256,146
Payable for investments purchased	—	—	908,476	—	423,795
Payable for investor servicing
fees (Note 2)	172	4,451	15,813	30,095	41,577
Payable for distribution fees (Note 2)	789	1,999	8,202	10,231	15,085
Payable for reports to shareholders	3,642	4,368	5,621	6,805	7,064
Payable for auditing and tax fee	99	2,373	7,930	15,992	22,612
Other accrued expenses	70	871	1,921	3,257	3,211
Total liabilities	4,772	33,981	967,229	371,101	769,490

Net assets	$691,744	$16,370,646	$52,749,113	$103,126,535	$138,997,053

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$671,721	$16,319,347	$53,998,669	$106,234,162	$144,706,365
Total distributable earnings (Note 1)	20,023	51,299	(1,249,556)	(3,107,627)	(5,709,312)
Total — Representing net assets
applicable to capital outstanding	$691,744	$16,370,646	$52,749,113	$103,126,535	$138,997,053

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$183,369	$1,471,120	$5,727,399	$7,769,392	$12,814,826
Number of shares outstanding	17,749	127,300	514,475	437,737	687,085
Net asset value and redemption price	$10.33	$11.56	$11.13	$17.75	$18.65
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.96	$12.27	$11.81	$18.83	$19.79

(Continued on next page)

Sustainable Retirement Funds 63

Statement of assets and liabilities 7/31/23 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class B
Net Assets	N/A	$16,896	$48,833	$84,670	$270,077
Number of shares outstanding	N/A	1,475	4,439	4,869	17,222
Net asset value and offering price***	N/A	$11.46†	$11.00	$17.39	$15.68
Computation of net asset value and offering price Class C
Net Assets	$261,916	$326,341	$640,657	$1,041,686	$869,225
Number of shares outstanding	25,579	28,783	59,809	61,879	55,475
Net asset value and offering price***	$10.24	$11.34	$10.71	$16.83	$15.67
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,325	$17,490	$71,858	$155,715	$69,452
Number of shares outstanding	1,095	1,505	6,281	9,039	3,498
Net asset value, offering price
and redemption value	$10.34	$11.62	$11.44	$17.23	$19.85
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,398	$58,085	$2,990,115	$1,898,739	$2,862,963
Number of shares outstanding	1,101	5,003	266,559	107,446	115,656
Net asset value, offering price
and redemption value	$10.36†	$11.61	$11.22	$17.67	$24.75
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$11,471	$80,700	$381,579	$248,161	$753,420
Number of shares outstanding	1,106	6,941	33,940	14,023	30,422
Net asset value, offering price
and redemption value	$10.37	$11.63	$11.24	$17.70	$24.77
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,516	$11,493	$11,392	$11,282	$11,163
Number of shares outstanding	1,109	987	1,012	637	450
Net asset value, offering price
and redemption value	$10.38	$11.65†	$11.25†	$17.70†	$24.80†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$189,235	$1,648,204	$2,486,629	$5,244,951	$4,990,514
Number of shares outstanding	18,223	141,413	220,855	296,173	201,201
Net asset value, offering price
and redemption value	$10.38	$11.66	$11.26	$17.71	$24.80
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$11,514	$12,740,317	$40,390,651	$86,671,939	$116,355,413
Number of shares outstanding	1,109	1,098,174	3,578,432	4,898,767	4,691,880
Net asset value, offering price
and redemption value	$10.38	$11.60	$11.29	$17.69	$24.80
Cost of investments (Note 1)	$630,479	$15,089,109	$48,905,247	$96,212,460	$130,465,151

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

64 Sustainable Retirement Funds

Statement of assets and liabilities 7/31/23 cont.

					Maturity
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$203,813,135	$200,677,914	$237,700,691	$207,174,984	$205,676,830
Cash	2,620,446	—	640,272	68,705	—
Receivable for income distributions
from underlying Putnam fund shares	11,635	8,047	11,608	10,552	953
Receivable for shares of the fund sold	77,672	193,134	1,343,668	264,223	774,796
Receivable for investments sold	—	701,667	—	662,899	—
Receivable from Manager (Note 2)	56,993	43,162	30,651	12,963	30,550
Total assets	206,579,881	201,623,924	239,726,890	208,194,326	206,483,129

LIABILITIES
Payable to custodian	—	266,117	—	—	165,238
Payable for shares of the
fund repurchased	474,333	606,796	548,280	2,046,107	162,718
Payable for investments purchased	2,461,854	—	349,959	209,907	—
Payable for investor servicing
fees (Note 2)	61,463	60,936	73,535	64,699	65,301
Payable for distribution fees (Note 2)	18,577	25,495	25,710	26,117	24,013
Payable for reports to shareholders	7,909	7,195	8,148	7,111	8,561
Payable for auditing and tax fee	33,910	33,225	41,092	35,646	39,209
Other accrued expenses	4,372	4,210	3,842	3,776	2,629
Total liabilities	3,062,418	1,003,974	1,050,566	2,393,363	467,669

Net assets	$203,517,463	$200,619,950	$238,676,324	$205,800,963	$206,015,460

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$211,868,576	$214,790,760	$264,634,808	$235,083,938	$246,613,241
Total distributable earnings (Note 1)	(8,351,113)	(14,170,810)	(25,958,484)	(29,282,975)	(40,597,781)
Total — Representing net assets
applicable to capital outstanding	$203,517,463	$200,619,950	$238,676,324	$205,800,963	$206,015,460

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$16,840,451	$22,105,783	$22,952,331	$23,401,689	$23,630,335
Number of shares outstanding	845,004	1,104,124	1,198,218	1,225,174	1,529,967
Net asset value and redemption price	$19.93	$20.02	$19.16	$19.10	$15.44
Offering price per class A share
(100/94.25 of Class A net asset value)*	$21.15	$21.24	$20.33	$20.27	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$16.08

(Continued on next page)

Sustainable Retirement Funds 65

Statement of assets and liabilities 7/31/23 cont.

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value and offering price Class B
Net Assets	$293,458	$157,943	$74,467	$117,081	$75,458
Number of shares outstanding	17,191	9,006	4,200	6,743	5,032
Net asset value and offering price ***	$17.07	$17.54	$17.73	$17.36	$14.99†
Computation of net asset value and offering price Class C
Net Assets	$869,460	$1,201,750	$764,089	$1,198,094	$878,682
Number of shares outstanding	52,678	69,760	43,877	70,307	58,427
Net asset value and offering price ***	$16.51	$17.23	$17.41	$17.04	$15.04
Computation of net asset value, offering price and redemption price Class R
Net Assets	$162,756	$551,545	$422,176	$573,116	$530,924
Number of shares outstanding	7,686	29,323	24,137	32,821	34,425
Net asset value, offering price
and redemption value	$21.18	$18.81	$17.49	$17.46	$15.42
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$3,106,345	$5,410,135	$6,171,069	$3,581,640	$1,545,791
Number of shares outstanding	123,228	216,330	269,316	187,919	99,705
Net asset value, offering price
and redemption value	$25.21	$25.01	$22.91	$19.06	$15.50
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$743,131	$940,126	$2,985,653	$1,266,050	$170,232
Number of shares outstanding	29,449	37,589	130,180	66,458	10,973
Net asset value, offering price
and redemption value	$25.23	$25.01	$22.93	$19.05	$15.51
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,016	$10,803	$10,510	$10,226	$10,128
Number of shares outstanding	436	431	458	536	653
Net asset value, offering price
and redemption value	$25.25†	$25.04†	$22.95	$19.06†	$15.51
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$8,039,186	$11,597,532	$12,067,925	$6,212,977	$1,599,136
Number of shares outstanding	318,115	462,918	525,443	325,753	103,090
Net asset value, offering price
and redemption value	$25.27	$25.05	$22.97	$19.07	$15.51
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$173,451,660	$158,644,333	$193,228,104	$169,440,090	$177,574,774
Number of shares outstanding	6,883,160	6,342,171	8,436,204	8,899,713	11,447,893
Net asset value, offering price
and redemption value	$25.20	$25.01	$22.90	$19.04	$15.51
Cost of investments (Note 1)	$192,233,827	$191,520,973	$231,011,599	$204,386,643	$202,147,261

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

66 Sustainable Retirement Funds

Statement of operations Year ended 7/31/23

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$13,984	$333,655	$1,192,919	$2,557,187	$4,408,928

EXPENSES
Compensation of Manager (Note 2)	3,100	72,952	239,169	473,081	655,847
Investor servicing fees (Note 2)	581	15,348	56,849	109,502	158,214
Distribution fees (Note 2)	2,559	6,113	26,420	33,750	47,890
Reports to shareholders	12,085	13,264	14,901	16,208	16,658
Blue sky expense	72,785	77,289	79,184	79,364	80,440
Postage	6,579	7,328	8,716	9,590	9,928
Other	2,107	8,596	23,784	45,849	61,341
Fees waived and reimbursed
by Manager (Note 2)	(97,212)	(192,279)	(406,812)	(702,358)	(926,236)
Total expenses	2,584	8,611	42,211	64,986	104,082

Net investment income	11,400	325,044	1,150,708	2,492,201	4,304,846

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	(117,028)	(2,651,387)	(8,416,286)	(13,358,460)	(14,772,897)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	80,058	1,641,864	4,301,424	5,620,121	3,333,875
Total net realized loss	(36,970)	(1,009,523)	(4,114,862)	(7,738,339)	(11,439,022)
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	102,904	2,421,957	8,101,217	14,830,717	19,000,255
Total change in net unrealized
appreciation	102,904	2,421,957	8,101,217	14,830,717	19,000,255

Net gain on investments	65,934	1,412,434	3,986,355	7,092,378	7,561,233

Net increase in net assets resulting
from operations	$77,334	$1,737,478	$5,137,063	$9,584,579	$11,866,079

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 67

Statement of operations Year ended 7/31/23 cont.

					Maturity
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$8,026,413	$9,453,520	$14,559,097	$14,753,782	$17,103,672

EXPENSES
Compensation of Manager (Note 2)	964,068	925,838	1,121,235	952,519	1,024,161
Investor servicing fees (Note 2)	236,465	232,470	289,768	252,806	279,188
Distribution fees (Note 2)	59,302	81,179	82,494	86,081	78,239
Reports to shareholders	17,293	16,643	17,494	16,364	16,975
Blue sky expense	80,562	80,412	80,591	83,606	80,723
Postage	9,648	9,300	11,517	10,783	12,610
Other	87,772	84,639	107,174	92,000	101,636
Fees waived and reimbursed
by Manager (Note 2)	(1,277,821)	(1,179,816)	(1,358,756)	(1,140,785)	(1,243,670)
Total expenses	177,289	250,665	351,517	353,374	349,862

Net investment income	7,849,124	9,202,855	14,207,580	14,400,408	16,753,810

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	(17,807,403)	(22,206,842)	(28,486,322)	(26,041,149)	(29,176,679)
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	2,857,476	4,366,280	5,677,971	3,670,588	3,300,846
Total net realized loss	(14,949,927)	(17,840,562)	(22,808,351)	(22,370,561)	(25,875,833)
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	22,973,997	21,567,753	19,453,575	14,442,043	15,990,715
Total change in net unrealized
appreciation	22,973,997	21,567,753	19,453,575	14,442,043	15,990,715

Net gain (loss) on investments	8,024,070	3,727,191	(3,354,776)	(7,928,518)	(9,885,118)

Net increase in net assets resulting
from operations	$15,873,194	$12,930,046	$10,852,804	$6,471,890	$6,868,692

The accompanying notes are an integral part of these financial statements.

68 Sustainable Retirement Funds

Statement of changes in net assets

2065 Fund — INCREASE IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$11,400	$573
Net realized gain (loss) of underlying Putnam fund shares	(36,970)	25,205
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	102,904	(60,459)
Net increase (decrease) in net assets resulting
from operations	77,334	(34,681)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(2,009)	(1,241)
Class C	(2,747)	(3,970)
Class R	(135)	(473)
Class R3	(161)	(500)
Class R4	(187)	(527)
Class R5	(202)	(544)
Class R6	(4,081)	(2,336)
Class Y	(248)	(544)
Net realized short-term gain on investments
Class A	(194)	(242)
Class C	(418)	(829)
Class R	(19)	(103)
Class R3	(19)	(103)
Class R4	(19)	(103)
Class R5	(19)	(103)
Class R6	(360)	(418)
Class Y	(23)	(103)
From capital gain on investments
Net realized long-term gain on investments
Class A	(2,435)	—
Class C	(5,259)	—
Class R	(236)	—
Class R3	(237)	—
Class R4	(238)	—
Class R5	(238)	—
Class R6	(4,531)	—
Class Y	(288)	—
Increase from capital share transactions (Note 4)	227,899	274,080
Total increase in net assets	280,930	227,260

NET ASSETS
Beginning of period	410,814	183,554
End of period	$691,744	$410,814

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 69

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$325,044	$73,800
Net realized gain (loss) of underlying Putnam fund shares	(1,009,523)	800,304
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	2,421,957	(1,780,338)
Net increase (decrease) in net assets resulting
from operations	1,737,478	(906,234)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(17,047)	(48,077)
Class B	(116)	(706)
Class C	(2,167)	(13,724)
Class R	(170)	(800)
Class R3	(624)	(1,990)
Class R4	(853)	(1,720)
Class R5	(178)	(589)
Class R6	(36,431)	(85,723)
Class Y	(179,660)	(265,838)
Net realized short-term gain on investments
Class A	—	(7,403)
Class B	—	(132)
Class C	—	(2,429)
Class R	—	(134)
Class R3	—	(315)
Class R4	—	(262)
Class R5	—	(87)
Class R6	—	(12,460)
Class Y	—	(39,300)
From capital gain on investments
Net realized long-term gain on investments
Class A	(48,734)	(64,495)
Class B	(678)	(1,152)
Class C	(12,686)	(21,138)
Class R	(690)	(1,168)
Class R3	(1,957)	(2,744)
Class R4	(2,242)	(2,281)
Class R5	(450)	(756)
Class R6	(86,792)	(108,754)
Class Y	(445,481)	(344,595)
Increase from capital share transactions (Note 4)	4,301,530	6,592,636
Total increase in net assets	5,202,052	4,657,630

NET ASSETS
Beginning of period	11,168,594	6,510,964
End of period	$16,370,646	$11,168,594

The accompanying notes are an integral part of these financial statements.

70 Sustainable Retirement Funds

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$1,150,708	$444,900
Net realized gain (loss) of underlying Putnam fund shares	(4,114,862)	5,777,296
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	8,101,217	(10,283,137)
Net increase (decrease) in net assets resulting
from operations	5,137,063	(4,060,941)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(86,036)	(237,999)
Class B	(392)	(3,783)
Class C	(4,651)	(49,655)
Class R	(698)	(598)
Class R3	(48,535)	(148,241)
Class R4	(5,716)	(17,051)
Class R5	(195)	(586)
Class R6	(124,628)	(315,790)
Class Y	(599,087)	(1,397,057)
From capital gain on investments
Net realized long-term gain on investments
Class A	(355,585)	(317,792)
Class B	(3,714)	(6,127)
Class C	(44,619)	(78,090)
Class R	(3,371)	(1,916)
Class R3	(218,048)	(204,164)
Class R4	(22,658)	(22,474)
Class R5	(714)	(750)
Class R6	(434,241)	(396,353)
Class Y	(2,175,190)	(1,777,722)
Increase from capital share transactions (Note 4)	8,309,989	16,338,426
Total increase in net assets	9,318,974	7,301,337

NET ASSETS
Beginning of period	43,430,139	36,128,802
End of period	$52,749,113	$43,430,139

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 71

Statement of changes in net assets cont.

2050 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$2,492,201	$1,263,265
Net realized gain (loss) of underlying Putnam fund shares	(7,738,339)	14,294,401
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	14,830,717	(24,286,923)
Net increase (decrease) in net assets resulting
from operations	9,584,579	(8,729,257)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(136,534)	(368,100)
Class B	(461)	(8,680)
Class C	(12,612)	(40,364)
Class R	(8,813)	(20,853)
Class R3	(34,577)	(181,065)
Class R4	(3,978)	(7,603)
Class R5	(227)	(580)
Class R6	(227,715)	(569,268)
Class Y	(1,573,501)	(3,824,139)
From capital gain on investments
Net realized long-term gain on investments
Class A	(644,915)	(399,670)
Class B	(8,042)	(12,066)
Class C	(89,609)	(52,841)
Class R	(49,674)	(26,122)
Class R3	(179,909)	(203,079)
Class R4	(17,565)	(8,232)
Class R5	(950)	(601)
Class R6	(912,479)	(578,012)
Class Y	(6,586,111)	(3,943,437)
Increase from capital share transactions (Note 4)	15,967,544	16,570,346
Total increase (decrease) in net assets	15,064,451	(2,403,623)

NET ASSETS
Beginning of period	88,062,084	90,465,707
End of period	$103,126,535	$88,062,084

The accompanying notes are an integral part of these financial statements.

72 Sustainable Retirement Funds

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$4,304,846	$1,846,744
Net realized gain (loss) of underlying Putnam fund shares	(11,439,022)	16,529,262
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	19,000,255	(29,652,783)
Net increase (decrease) in net assets resulting
from operations	11,866,079	(11,276,777)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(459,165)	(712,068)
Class B	(13,868)	(27,603)
Class C	(24,076)	(53,176)
Class R	(1,505)	(3,177)
Class R3	(73,380)	(173,897)
Class R4	(21,829)	(39,024)
Class R5	(311)	(524)
Class R6	(343,625)	(547,347)
Class Y	(3,170,059)	(4,494,648)
Net realized short-term gain on investments
Class A	(629)	(1,560)
Class B	(23)	(68)
Class C	(40)	(132)
Class R	(2)	(9)
Class R3	(113)	(399)
Class R4	(30)	(85)
Class R5	(1)	(1)
Class R6	(433)	(1,126)
Class Y	(4,117)	(9,410)
From capital gain on investments
Net realized long-term gain on investments
Class A	(1,100,739)	(735,994)
Class B	(40,584)	(32,146)
Class C	(70,695)	(62,133)
Class R	(4,295)	(4,108)
Class R3	(197,562)	(188,412)
Class R4	(52,044)	(39,927)
Class R5	(707)	(520)
Class R6	(757,360)	(531,204)
Class Y	(7,204,678)	(4,438,192)
Increase from capital share transactions (Note 4)	13,008,198	36,251,748
Total increase in net assets	11,332,407	12,878,081

NET ASSETS
Beginning of period	127,664,646	114,786,565
End of period	$138,997,053	$127,664,646

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 73

Statement of changes in net assets cont.

2040 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$7,849,124	$3,210,059
Net realized gain (loss) of underlying Putnam fund shares	(14,949,927)	26,003,462
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	22,973,997	(44,215,525)
Net increase (decrease) in net assets resulting
from operations	15,873,194	(15,002,004)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(667,187)	(879,785)
Class B	(11,613)	(17,995)
Class C	(35,173)	(45,729)
Class R	(5,299)	(2,063)
Class R3	(115,456)	(153,759)
Class R4	(27,545)	(30,735)
Class R5	(370)	(489)
Class R6	(514,044)	(655,946)
Class Y	(5,869,743)	(7,329,464)
From capital gain on investments
Net realized long-term gain on investments
Class A	(1,615,510)	(812,415)
Class B	(33,518)	(20,325)
Class C	(98,576)	(47,465)
Class R	(14,189)	(3,250)
Class R3	(295,991)	(151,663)
Class R4	(65,697)	(28,339)
Class R5	(851)	(432)
Class R6	(1,150,773)	(567,379)
Class Y	(13,479,421)	(6,471,817)
Increase from capital share transactions (Note 4)	19,573,260	23,568,450
Total increase (decrease) in net assets	11,445,498	(8,652,604)

NET ASSETS
Beginning of period	192,071,965	200,724,569
End of period	$203,517,463	$192,071,965

The accompanying notes are an integral part of these financial statements.

74 Sustainable Retirement Funds

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$9,202,855	$2,897,833
Net realized gain (loss) of underlying Putnam fund shares	(17,840,562)	17,486,785
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	21,567,753	(32,557,666)
Net increase (decrease) in net assets resulting
from operations	12,930,046	(12,173,048)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,149,216)	(1,149,210)
Class B	(8,550)	(16,264)
Class C	(60,566)	(58,643)
Class R	(27,429)	(24,407)
Class R3	(207,006)	(251,819)
Class R4	(37,919)	(31,241)
Class R5	(460)	(468)
Class R6	(717,606)	(755,501)
Class Y	(6,754,008)	(5,988,006)
Net realized short-term gain on investments
Class A	—	(978)
Class B	—	(16)
Class C	—	(57)
Class R	—	(24)
Class R3	—	(226)
Class R4	—	(27)
Class R5	—	—†
Class R6	—	(602)
Class Y	—	(4,913)
From capital gain on investments
Net realized long-term gain on investments
Class A	(1,285,133)	(1,310,424)
Class B	(11,737)	(21,092)
Class C	(76,584)	(76,438)
Class R	(32,816)	(32,331)
Class R3	(245,577)	(302,961)
Class R4	(41,849)	(35,684)
Class R5	(495)	(511)
Class R6	(753,903)	(805,538)
Class Y	(7,239,702)	(6,567,590)
Increase from capital share transactions (Note 4)	19,568,141	39,552,318
Total increase in net assets	13,847,631	9,944,299

NET ASSETS
Beginning of period	186,772,319	176,828,020
End of period	$200,619,950	$186,772,319

† Amount represents less than $1.

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 75

Statement of changes in net assets cont.

2030 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$14,207,580	$4,111,468
Net realized gain (loss) of underlying Putnam fund shares	(22,808,351)	16,093,635
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	19,453,575	(33,076,640)
Net increase (decrease) in net assets resulting
from operations	10,852,804	(12,871,537)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,485,935)	(1,025,829)
Class B	(9,695)	(8,366)
Class C	(52,008)	(40,103)
Class R	(26,523)	(20,632)
Class R3	(290,130)	(252,857)
Class R4	(152,314)	(105,359)
Class R5	(568)	(409)
Class R6	(1,049,075)	(721,929)
Class Y	(10,789,894)	(7,796,393)
From capital gain on investments
Net realized long-term gain on investments
Class A	(1,033,986)	(1,100,970)
Class B	(7,779)	(11,299)
Class C	(41,010)	(53,124)
Class R	(19,470)	(23,954)
Class R3	(209,804)	(281,920)
Class R4	(105,115)	(111,670)
Class R5	(381)	(416)
Class R6	(692,871)	(719,060)
Class Y	(7,250,935)	(7,886,065)
Increase from capital share transactions (Note 4)	12,408,821	18,518,863
Total increase (decrease) in net assets	44,132	(14,513,029)

NET ASSETS
Beginning of period	238,632,192	253,145,221
End of period	$238,676,324	$238,632,192

The accompanying notes are an integral part of these financial statements.

76 Sustainable Retirement Funds

Statement of changes in net assets cont.

2025 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$14,400,408	$3,844,787
Net realized gain (loss) of underlying Putnam fund shares	(22,370,561)	6,131,810
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	14,442,043	(18,754,058)
Net increase (decrease) in net assets resulting
from operations	6,471,890	(8,777,461)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,468,168)	(752,203)
Class B	(9,107)	(7,562)
Class C	(98,665)	(36,980)
Class R	(46,537)	(19,159)
Class R3	(200,694)	(104,842)
Class R4	(81,071)	(39,300)
Class R5	(634)	(325)
Class R6	(671,541)	(350,124)
Class Y	(10,592,593)	(5,032,791)
From capital gain on investments
Net realized long-term gain on investments
Class A	(584,440)	(902,644)
Class B	(4,394)	(12,400)
Class C	(43,500)	(60,141)
Class R	(19,512)	(26,252)
Class R3	(82,132)	(141,940)
Class R4	(31,762)	(46,113)
Class R5	(242)	(361)
Class R6	(252,912)	(377,790)
Class Y	(4,047,709)	(5,590,421)
Increase from capital share transactions (Note 4)	15,331,353	20,116,553
Total increase (decrease) in net assets	3,567,630	(2,162,256)

NET ASSETS
Beginning of period	202,233,333	204,395,589
End of period	$205,800,963	$202,233,333

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 77

Statement of changes in net assets cont.

Maturity Fund —DECREASE IN NET ASSETS	Year ended 7/31/23	Year ended 7/31/22
Operations
Net investment income	$16,753,810	$6,261,498
Net realized gain (loss) of underlying Putnam fund shares	(25,875,833)	715,377
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	15,990,715	(17,469,257)
Net increase (decrease) in net assets resulting
from operations	6,868,692	(10,492,382)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,784,456)	(731,815)
Class B	(8,577)	(8,169)
Class C	(63,781)	(26,365)
Class R	(36,203)	(15,976)
Class R3	(113,009)	(50,926)
Class R4	(15,315)	(5,981)
Class R5	(733)	(287)
Class R6	(251,783)	(125,027)
Class Y	(14,476,017)	(6,932,183)
From capital gain on investments
Net realized long-term gain on investments
Class A	—	(301,741)
Class B	—	(4,929)
Class C	—	(15,434)
Class R	—	(7,663)
Class R3	—	(22,316)
Class R4	—	(2,359)
Class R5	—	(107)
Class R6	—	(46,706)
Class Y	—	(2,638,840)
Decrease from capital share transactions (Note 4)	(33,432,687)	(32,424,138)
Total decrease in net assets	(43,313,869)	(53,853,344)

NET ASSETS
Beginning of period	249,329,329	303,182,673
End of period	$206,015,460	$249,329,329

The accompanying notes are an integral part of these financial statements.

78 Sustainable Retirement Funds

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Sustainable Retirement Funds 79

Financial highlights
(For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$9.72	.18	.86	1.04	(.19)	(.24)	(.43)	$10.33	11.38	$183.28		1.90	144[i]
July 31, 2022	11.34	.05	(1.04)	(.99)	(. 53)	(.10)	(.63)	9.72	(9.42)	57.28		. 52	13
July 31, 2021 ∆	10.00	(.02)	1.36	1.34	—	—	—	11.34	13.40*	18	.18*	(.17)*	7*
Class C
July 31, 2023	$9.64	.14	.82	.96	(.12)	(.24)	(.36)	$10.24	10.54	$262	1.03	1.44	144[i]
July 31, 2022	11.29	(.03)	(1.03)	(1.06)	(.49)	(.10)	(.59)	9.64	(10.05)	180	1.03	(.32)	13
July 31, 2021 ∆	10.00	(.07)	1.36	1.29	—	—	—	11.29	12.90 *	84	.61*	(.60)*	7*
Class R
July 31, 2023	$9.70	.16	.85	1.01	(.13)	(.24)	(.37)	$10.34	11.02	$11.68		1.71	144[i]
July 31, 2022	11.32	.04	(1.09)	(1.05)	(.47)	(.10)	(.57)	9.70	(9.89)	10.68		.41	13
July 31, 2021 ∆	10.00	(.04)	1.36	1.32	—	—	—	11.32	13.20*	11	.41*	(.40)*	7*
Class R3
July 31, 2023	$9.72	.19	.84	1.03	(.15)	(.24)	(.39)	$10.36	11.29	$11.43		1.96	144[i]
July 31, 2022	11.33	.07	(1.08)	(1.01)	(. 50)	(.10)	(.60)	9.72	(9.58)	10.43		.66	13
July 31, 2021 ∆	10.00	(.03)	1.36	1.33	—	—	—	11.33	13.30 *	11	.26*	(.25)*	7*
Class R4
July 31, 2023	$9.74	.21	.84	1.05	(.18)	(.24)	(.42)	$10.37	11.47	$11.18		2.21	144[i]
July 31, 2022	11.35	.10	(1.08)	(.98)	(. 53)	(.10)	(.63)	9.74	(9.35)	10.18		.91	13
July 31, 2021 ∆	10.00	(.01)	1.36	1.35	—	—	—	11.35	13.50 *	11	.12*	(.11)*	7*
Class R5
July 31, 2023	$9.75	.23	.83	1.06	(.19)	(.24)	(.43)	$10.38	11.63	$12.03		2.36	144[i]
July 31, 2022	11.36	.11	(1.08)	(.97)	(. 54)	(.10)	(.64)	9.75	(9.21)	10.03		1.06	13
July 31, 2021 ∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*
Class R6
July 31, 2023	$9.75	.27	.80	1.07	(.20)	(.24)	(.44)	$10.38	11.76	$189	(.07)	2.84	144[i]
July 31, 2022	11.36	.07	(1.02)	(.95)	(. 56)	(.10)	(.66)	9.75	(9.11)	122	(.07)	.67	13
July 31, 2021 ∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	26	(.03)*	.04*	7*
Class Y
July 31, 2023	$9.75	.23	.83	1.06	(.19)	(.24)	(.43)	$10.38	11.65	$12.03		2.43	144[i]
July 31, 2022	11.36	.11	(1.08)	(.97)	(. 54)	(.10)	(.64)	9.75	(9.21)	11.03		1.03	13
July 31, 2021 ∆	10.00	—[f]	1.36	1.36	—	—	—	11.36	13.60*	11	.03*	(.02)*	7*

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 Sustainable Retirement Funds	Sustainable Retirement Funds 81

Financial highlights
(For a common share outstanding throughout the period)

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$11.07	.22	.93	1.15	(.17)	(.49)	(.66)	$11.56	11.28	$1,471.28		2.09	154[i]
July 31, 2022	13.89	.10	(1.18)	(1.08)	(.70)	(1.04)	(1.74)	11.07	(9.43)	984.28		.78	52
July 31, 2021	11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	13.89	29.22	912	.34[g]	.24	73
July 31, 2020	10.99	.12	. 52.64		(.12)	(. 51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
Class B
July 31, 2023	$10.97	.15	.91	1.06	(.08)	(.49)	(.57)	$11.46	10.45	$17	1.03	1.41	154[i]
July 31, 2022	13.75	.01	(1.18)	(1.17)	(. 57)	(1.04)	(1.61)	10.97	(10.08)	15	1.03	.08	52
July 31, 2021	10.96	(.04)	3.10	3.06	—	(.27)	(.27)	13.75	28.20	17	1.09[g]	(.29)	73
July 31, 2020	10.94	.05	. 51.56		(.03)	(. 51)	(.54)	10.96	5.06	17	1.16[g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	. 56	69
Class C
July 31, 2023	$10.86	.14	.91	1.05	(.08)	(.49)	(.57)	$11.34	10.46	$326	1.03	1.37	154[i]
July 31, 2022	13.67	.01	(1.17)	(1.16)	(.61)	(1.04)	(1.65)	10.86	(10.13)	296	1.03	.06	52
July 31, 2021	10.89	(.04)	3.09	3.05	—	(.27)	(.27)	13.67	28.30	290	1.09[g]	(.34)	73
July 31, 2020	10.90	.04	. 52.56		(.06)	(. 51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
Class R
July 31, 2023	$11.12	.19	.92	1.11	(.12)	(.49)	(.61)	$11.62	10.78	$17.68		1.76	154[i]
July 31, 2022	13.94	.05	(1.19)	(1.14)	(.64)	(1.04)	(1.68)	11.12	(9.78)	16.68		.43	52
July 31, 2021	11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	13.94	28.86	17.68		.10	73
July 31, 2020	11.01	.06	. 55.61		(.02)	(. 51)	(.53)	11.09	5.49	14	.66[g]	. 59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
Class R3
July 31, 2023	$11.12	.21	.93	1.14	(.16)	(.49)	(.65)	$11.61	11.07	$58.43		1.95	154[i]
July 31, 2022	13.94	.09	(1.19)	(1.10)	(.68)	(1.04)	(1.72)	11.12	(9.52)	40.43		.68	52
July 31, 2021 ∆	12.31	(.03)	1.66	1.63	—	—	—	13.94	13.24*	39	.26*g	(.25)*	73
Class R4
July 31, 2023	$11.14	.23	.94	1.17	(.19)	(.49)	(.68)	$11.63	11.38	$81.18		2.10	154[i]
July 31, 2022	13.96	.11	(1.18)	(1.07)	(.71)	(1.04)	(1.75)	11.14	(9.32)	36.18		.90	52
July 31, 2021 ∆	12.31	(.01)	1.66	1.65	—	—	—	13.96	13.40*	32	.12*g	(.11)*	73
Class R5
July 31, 2023	$11.15	.26	.92	1.18	(.19)	(.49)	(.68)	$11.65	11.54	$11.03		2.41	154[i]
July 31, 2022	13.97	.13	(1.18)	(1.05)	(.73)	(1.04)	(1.77)	11.15	(9.18)	10.03		1.07	52
July 31, 2021 ∆	12.31	—[f]	1.66	1.66	—	—	—	13.97	13.48*	11	.03*g	(.02)*	73

The accompanying notes are an integral part of these financial statements.

82 Sustainable Retirement Funds	Sustainable Retirement Funds 83

Financial highlights cont.

2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$11.16	.31	.88	1.19	(.20)	(.49)	(.69)	$11.66	11.65	$1,648	(.07)	2.89	154[i]
July 31, 2022	13.98	.13	(1.17)	(1.04)	(.74)	(1.04)	(1.78)	11.16	(9.07)	1,909	(.07)	1.06	52
July 31, 2021	11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	13.98	29.67	1,487	.01[g]	.76	73
July 31, 2020	11.08	.17	. 52.69		(.15)	(. 51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
Class Y
July 31, 2023	$11.11	.26	.92	1.18	(.20)	(.49)	(.69)	$11.60	11.52	$12,740.03		2.40	154[i]
July 31, 2022	13.94	.10	(1.16)	(1.06)	(.73)	(1.04)	(1.77)	11.11	(9.23)	7,863.03		.85	52
July 31, 2021	11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	13.94	29.66	3,705	.09[g]	.67	73
July 31, 2020	11.06	.16	. 51.67		(.14)	(. 51)	(.65)	11.08	6.08	79	.16[g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

84 Sustainable Retirement Funds	Sustainable Retirement Funds 85

Financial highlights
(For a common share outstanding throughout the period)

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$11.07	.24	.79	1.03	(.19)	(.78)	(.97)	$11.13	10.55	$5,727.28		2.30	133[i]
July 31, 2022	13.76	.12	(1.20)	(1.08)	(.69)	(.92)	(1.61)	11.07	(9.33)	4,851.28		.94	28
July 31, 2021	10.77	.04	2.99	3.03	(.04)	—	(.04)	13.76	28.18	4,412	.34[g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
Class B
July 31, 2023	$10.92	.16	.78	.94	(.08)	(.78)	(.86)	$11.00	9.73	$49	1.03	1.59	133[i]
July 31, 2022	13.56	.04	(1.19)	(1.15)	(. 57)	(.92)	(1.49)	10.92	(9.92)	63	1.03	.29	28
July 31, 2021	10.67	(.04)	2.93	2.89	—	—	—	13.56	27.09	103	1.09[g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18[g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
Class C
July 31, 2023	$10.65	.16	.76	.92	(.08)	(.78)	(.86)	$10.71	9.77	$641	1.03	1.60	133[i]
July 31, 2022	13.29	.04	(1.17)	(1.13)	(. 59)	(.92)	(1.51)	10.65	(10.01)	599	1.03	.34	28
July 31, 2021	10.47	(.03)	2.87	2.84	(.02)	—	(.02)	13.29	27.16	1,158	1.09[g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	. 53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
Class R
July 31, 2023	$11.36	.19	.83	1.02	(.16)	(.78)	(.94)	$11.44	10.16	$72.68		1.81	133[i]
July 31, 2022	13.74	.01	(1.18)	(1.17)	(.29)	(.92)	(1.21)	11.36	(9.66)	39.68		.03	28
July 31, 2021	10.83	.02	2.97	2.99	(.08)	—	(.08)	13.74	27.71	166	.68[g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		. 58	57
Class R3
July 31, 2023	$11.15	.25	.77	1.02	(.17)	(.78)	(.95)	$11.22	10.40	$2,990.43		2.32	133[i]
July 31, 2022	13.84	.10	(1.20)	(1.10)	(.67)	(.92)	(1.59)	11.15	(9.42)	2,904.43		.79	28
July 31, 2021 ∆	12.27	(.03)	1.60	1.57	—	—	—	13.84	12.80 *	2,945	.26*g	(.24)*	39
Class R4
July 31, 2023	$11.17	.25	.80	1.05	(.20)	(.78)	(.98)	$11.24	10.64	$382.18		2.39	133[i]
July 31, 2022	13.86	.13	(1.20)	(1.07)	(.70)	(.92)	(1.62)	11.17	(9.20)	317.18		1.06	28
July 31, 2021 ∆	12.27	(.01)	1.60	1.59	—	—	—	13.86	12.96*	336	.12*g	(.10)*	39
Class R5
July 31, 2023	$11.18	.27	.79	1.06	(.21)	(.78)	(.99)	$11.25	10.80	$11.03		2.55	133[i]
July 31, 2022	13.87	.15	(1.20)	(1.05)	(.72)	(.92)	(1.64)	11.18	(9.05)	10.03		1.22	28
July 31, 2021 ∆	12.27	—[f]	1.60	1.60	—	—	—	13.87	13.04*	11	.03*g	(.01)*	39

The accompanying notes are an integral part of these financial statements.

86 Sustainable Retirement Funds	Sustainable Retirement Funds 87

Financial highlights cont.

2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$11.18	.38	.70	1.08	(.22)	(.78)	(1.00)	$11.26	11.01	$2,487	(.07)	3.59	133[i]
July 31, 2022	13.88	.16	(1.21)	(1.05)	(.73)	(.92)	(1.65)	11.18	(9.03)	6,073	(.07)	1.26	28
July 31, 2021	10.91	.10	3.00	3.10	(.13)	—	(.13)	13.88	28.60	6,221	—[g,h]	.84	39
July 31, 2020	11.14	.16	. 50.66		(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
Class Y
July 31, 2023	$11.21	.27	.80	1.07	(.21)	(.78)	(.99)	$11.29	10.89	$40,391.03		2.50	133[i]
July 31, 2022	13.91	.14	(1.20)	(1.06)	(.72)	(.92)	(1.64)	11.21	(9.07)	28,572.03		1.13	28
July 31, 2021	10.95	.10	2.99	3.09	(.13)	—	(.13)	13.91	28.41	20,777	.09[g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

88 Sustainable Retirement Funds	Sustainable Retirement Funds 89

Financial highlights
(For a common share outstanding throughout the period)

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$18.27	.42	1.11	1.53	(.36)	(1.69)	(2.05)	$17.75	9.93	$7,769.29		2.49	129[i]
July 31, 2022	22.32	.23	(1.99)	(1.76)	(1.10)	(1.19)	(2.29)	18.27	(9.16)	7,023.28		1.11	32
July 31, 2021	17.62	.03	4.67	4.70	—[f]	—	—[f]	22.32	26.68	7,601	.34[g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(. 51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
Class B
July 31, 2023	$17.80	.25	1.13	1.38	(.10)	(1.69)	(1.79)	$17.39	9.09	$85	1.04	1.50	129[i]
July 31, 2022	21.72	.09	(1.96)	(1.87)	(.86)	(1.19)	(2.05)	17.80	(9.82)	131	1.03	.43	32
July 31, 2021	17.36	(.05)	4.51	4.46	(.10)	—	(.10)	21.72	25.76	316	1.09[g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17[g]	. 55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	. 59	35
Class C
July 31, 2023	$17.44	.28	1.04	1.32	(.24)	(1.69)	(1.93)	$16.83	9.05	$1,042	1.04	1.75	129[i]
July 31, 2022	21.37	.06	(1.89)	(1.83)	(.91)	(1.19)	(2.10)	17.44	(9.81)	895	1.03	.29	32
July 31, 2021	17.11	(.05)	4.44	4.39	(.13)	—	(.13)	21.37	25.73	1,077	1.09[g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	. 52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	. 53	35
Class R
July 31, 2023	$17.80	.49	.93	1.42	(.30)	(1.69)	(1.99)	$17.23	9.52	$156.69		2.92	129[i]
July 31, 2022	21.74	.11	(1.91)	(1.80)	(.95)	(1.19)	(2.14)	17.80	(9.50)	499.68		. 57	32
July 31, 2021	17.40	.03	4.52	4.55	(.21)	—	(.21)	21.74	26.28	754	.67[g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
Class R3
July 31, 2023	$18.19	.42	1.08	1.50	(.33)	(1.69)	(2.02)	$17.67	9.75	$1,899.44		2.50	129[i]
July 31, 2022	22.23	.29	(2.08)	(1.79)	(1.06)	(1.19)	(2.25)	18.19	(9.30)	2,144.43		1.39	32
July 31, 2021 ∆	19.82	(.05)	2.46	2.41	—	—	—	22.23	12.16*	3,864	.26*g	(.22)*	33
Class R4
July 31, 2023	$18.23	.43	1.11	1.54	(.38)	(1.69)	(2.07)	$17.70	10.06	$248.19		2.53	129[i]
July 31, 2022	22.26	.23	(1.97)	(1.74)	(1.10)	(1.19)	(2.29)	18.23	(9.08)	170.18		1.11	32
July 31, 2021 ∆	19.82	(.02)	2.46	2.44	—	—	—	22.26	12.31*	176	.12*g	(.08)*	33
Class R5
July 31, 2023	$18.23	.47	1.09	1.56	(.40)	(1.69)	(2.09)	$17.70	10.20	$11.04		2.74	129[i]
July 31, 2022	22.28	.28	(1.99)	(1.71)	(1.15)	(1.19)	(2.34)	18.23	(8.95)	10.03		1.38	32
July 31, 2021 ∆	19.82	—[f]	2.46	2.46	—	—	—	22.28	12.41*	11	.03*g	.01*	33

The accompanying notes are an integral part of these financial statements.

90 Sustainable Retirement Funds	Sustainable Retirement Funds 91

Financial highlights cont.

2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$18.24	. 58	1.00	1.58	(.42)	(1.69)	(2.11)	$17.71	10.31	$5,245	(.06)	3.42	129[i]
July 31, 2022	22.29	.30	(1.99)	(1.69)	(1.17)	(1.19)	(2.36)	18.24	(8.85)	9,794	(.07)	1.48	32
July 31, 2021	17.80	.17	4.62	4.79	(.30)	—	(.30)	22.29	27.13	10,882	— [g,h]	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(. 59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
Class Y
July 31, 2023	$18.23	.46	1.09	1.55	(.40)	(1.69)	(2.09)	$17.69	10.15	$86,672.04		2.71	129[i]
July 31, 2022	22.27	.28	(1.98)	(1.70)	(1.15)	(1.19)	(2.34)	18.23	(8.89)	67,397.03		1.39	32
July 31, 2021	17.81	.17	4.60	4.77	(.31)	—	(.31)	22.27	26.97	65,784	.09[g]	.84	33
July 31, 2020	18.14	. 52.49		1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(. 53)	(1.88)	(2.41)	18.14	1.17	6,430.14		. 51	35

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

92 Sustainable Retirement Funds	Sustainable Retirement Funds 93

Financial highlights
(For a common share outstanding throughout the period)

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$19.66	. 58.89		1.47	(.73)	(1.75)	(2.48)	$18.65	9.07	$12,815.30		3.22	138[i]
July 31, 2022	24.20	.30	(2.05)	(1.75)	(1.37)	(1.42)	(2.79)	19.66	(8.55)	11,577.28		1.37	33
July 31, 2021	19.54	.05	4.66	4.71	—[f]	(.05)	(.05)	24.20	24.14	13,491	.35[g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
Class B
July 31, 2023	$16.92	.37	.74	1.11	(.60)	(1.75)	(2.35)	$15.68	8.23	$270	1.05	2.41	138[i]
July 31, 2022	21.20	.12	(1.76)	(1.64)	(1.22)	(1.42)	(2.64)	16.92	(9.22)	417	1.03	.63	33
July 31, 2021	17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	21.20	23.20	524	1.10[g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17[g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(. 53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
Class C
July 31, 2023	$16.90	.33	.79	1.12	(.60)	(1.75)	(2.35)	$15.67	8.29	$869	1.05	2.16	138[i]
July 31, 2022	21.18	.13	(1.78)	(1.65)	(1.21)	(1.42)	(2.63)	16.90	(9.25)	694	1.03	.70	33
July 31, 2021	17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	21.18	23.23	987	1.10[g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(. 57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
Class R
July 31, 2023	$20.72	.49	1.00	1.49	(.61)	(1.75)	(2.36)	$19.85	8.61	$69.70		2.56	138[i]
July 31, 2022	25.19	.18	(2.14)	(1.96)	(1.09)	(1.42)	(2.51)	20.72	(8.92)	44.68		.76	33
July 31, 2021	20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	25.19	23.70	127	.68[g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(. 57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
Class R3
July 31, 2023	$25.20	.68	1.27	1.95	(.65)	(1.75)	(2.40)	$24.75	8.93	$2,863.45		2.87	138[i]
July 31, 2022	30.24	.36	(2.67)	(2.31)	(1.31)	(1.42)	(2.73)	25.20	(8.69)	3,383.43		1.29	33
July 31, 2021 ∆	27.23	(.06)	3.07	3.01	—	—	—	30.24	11.05*	4,270	.26*g	(.21)*	36
Class R4
July 31, 2023	$25.24	.79	1.22	2.01	(.73)	(1.75)	(2.48)	$24.77	9.23	$753.20		3.34	138[i]
July 31, 2022	30.29	.42	(2.67)	(2.25)	(1.38)	(1.42)	(2.80)	25.24	(8.47)	678.18		1.51	33
July 31, 2021 ∆	27.23	(.02)	3.08	3.06	—	—	—	30.29	11.24*	840	.12*g	(.06)*	36
Class R5
July 31, 2023	$25.27	.79	1.26	2.05	(.77)	(1.75)	(2.52)	$24.80	9.38	$11.05		3.33	138[i]
July 31, 2022	30.31	.45	(2.64)	(2.19)	(1.43)	(1.42)	(2.85)	25.27	(8.29)	10.03		1.61	33
July 31, 2021 ∆	27.23	.01	3.07	3.08	—	—	—	30.31	11.31*	11	.03*g	.02*	36

The accompanying notes are an integral part of these financial statements.

94 Sustainable Retirement Funds	Sustainable Retirement Funds 95

Financial highlights cont.

2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$25.28	1.03	1.03	2.06	(.79)	(1.75)	(2.54)	$24.80	9.45	$4,991	(.05)	4.28	138[i]
July 31, 2022	30.33	.47	(2.64)	(2.17)	(1.46)	(1.42)	(2.88)	25.28	(8.22)	10,842	(.07)	1.68	33
July 31, 2021	24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	30.33	24.52	11,513	.01[g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
Class Y
July 31, 2023	$25.27	.79	1.26	2.05	(.77)	(1.75)	(2.52)	$24.80	9.39	$116,355.05		3.32	138[i]
July 31, 2022	30.33	.42	(2.63)	(2.21)	(1.43)	(1.42)	(2.85)	25.27	(8.34)	100,019.03		1.50	33
July 31, 2021	24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	30.33	24.54	83,023	.10[g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

96 Sustainable Retirement Funds	Sustainable Retirement Funds 97

Financial highlights
(For a common share outstanding throughout the period)

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$21.67	.75	.66	1.41	(.92)	(2.23)	(3.15)	$19.93	8.08	$16,840.31		3.82	137[i]
July 31, 2022	25.95	.33	(2.05)	(1.72)	(1.33)	(1.23)	(2.56)	21.67	(7.60)	15,869.30		1.37	32
July 31, 2021	21.58	.05	4.32	4.37	—[f]	—	—[f]	25.95	20.26	17,763	.36[g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
Class B
July 31, 2023	$19.00	. 52	. 55	1.07	(.77)	(2.23)	(3.00)	$17.07	7.28	$293	1.06	3.04	137[i]
July 31, 2022	22.99	.12	(1.79)	(1.67)	(1.09)	(1.23)	(2.32)	19.00	(8.31)	298	1.05	. 58	32
July 31, 2021	19.50	(.05)	3.81	3.76	(.27)	—	(.27)	22.99	19.39	539	1.10[g]	(.22)	43
July 31, 2020	19.99	.12	. 53.65		(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16[g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
Class C
July 31, 2023	$18.50	. 50	. 53	1.03	(.79)	(2.23)	(3.02)	$16.51	7.29	$869	1.06	3.05	137[i]
July 31, 2022	22.53	.13	(1.74)	(1.61)	(1.19)	(1.23)	(2.42)	18.50	(8.27)	797	1.05	.63	32
July 31, 2021	19.11	(.05)	3.73	3.68	(.26)	—	(.26)	22.53	19.38	823	1.10[g]	(.22)	43
July 31, 2020	19.63	.12	. 52.64		(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
Class R
July 31, 2023	$22.82	.70	.72	1.42	(.83)	(2.23)	(3.06)	$21.18	7.66	$163.71		3.35	137[i]
July 31, 2022	26.76	.07	(2.00)	(1.93)	(.78)	(1.23)	(2.01)	22.82	(7.97)	142.70		.28	32
July 31, 2021	22.65	.08	4.39	4.47	(.36)	—	(.36)	26.76	19.88	284	.69[g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
Class R3
July 31, 2023	$26.54	.94	.83	1.77	(.87)	(2.23)	(3.10)	$25.21	7.92	$3,106.46		3.82	137[i]
July 31, 2022	31.18	.37	(2.53)	(2.16)	(1.25)	(1.23)	(2.48)	26.54	(7.73)	3,365.45		1.27	32
July 31, 2021 ∆	28.47	(.03)	2.74	2.71	—	—	—	31.18	9.52*	3,860	.27*g	(.11)*	43
Class R4
July 31, 2023	$26.57	1.01	.81	1.82	(.93)	(2.23)	(3.16)	$25.23	8.16	$743.21		4.09	137[i]
July 31, 2022	31.22	.41	(2.50)	(2.09)	(1.33)	(1.23)	(2.56)	26.57	(7.49)	751.20		1.41	32
July 31, 2021 ∆	28.47	.01	2.74	2.75	—	—	—	31.22	9.66*	880	.13*g	.03*	43
Class R5
July 31, 2023	$26.59	1.00	.86	1.86	(.97)	(2.23)	(3.20)	$25.25	8.31	$11.06		4.06	137[i]
July 31, 2022	31.25	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.59	(7.34)	10.05		1.65	32
July 31, 2021 ∆	28.47	.03	2.75	2.78	—	—	—	31.25	9.76*	11	.04*g	.12*	43

The accompanying notes are an integral part of these financial statements.

98 Sustainable Retirement Funds	Sustainable Retirement Funds 99

Financial highlights cont.

2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$26.60	1.23	.66	1.89	(.99)	(2.23)	(3.22)	$25.27	8.47	$8,039	(.04)	4.92	137[i]
July 31, 2022	31.27	. 50	(2.52)	(2.02)	(1.42)	(1.23)	(2.65)	26.60	(7.28)	13,998	(.05)	1.72	32
July 31, 2021	26.34	.26	5.14	5.40	(.47)	—	(.47)	31.27	20.69	14,318	.02[g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
Class Y
July 31, 2023	$26.54	1.00	.86	1.86	(.97)	(2.23)	(3.20)	$25.20	8.33	$173,452.06		4.05	137[i]
July 31, 2022	31.20	.48	(2.52)	(2.04)	(1.39)	(1.23)	(2.62)	26.54	(7.35)	156,842.05		1.65	32
July 31, 2021	26.31	.25	5.12	5.37	(.48)	—	(.48)	31.20	20.59	162,247	.10[g]	.86	43
July 31, 2020	26.54	. 51.61		1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

100 Sustainable Retirement Funds	Sustainable Retirement Funds 101

Financial highlights
(For a common share outstanding throughout the period)

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$21.25	.92	.25	1.17	(1.13)	(1.27)	(2.40)	$20.02	6.54	$22,106.34		4.64	138[i]
July 31, 2022	25.36	.32	(1.73)	(1.41)	(1.27)	(1.43)	(2.70)	21.25	(6.43)	21,379.34		1.36	39
July 31, 2021	21.92	.16	3.28	3.44	—[f]	—	—[f]	25.36	15.70	23,803	.38[g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(. 57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
Class B
July 31, 2023	$18.83	.69	.21	.90	(.92)	(1.27)	(2.19)	$17.54	5.79	$158	1.09	3.93	138[i]
July 31, 2022	22.76	.14	(1.56)	(1.42)	(1.08)	(1.43)	(2.51)	18.83	(7.17)	222	1.09	.68	39
July 31, 2021	19.87	(.01)	2.97	2.96	(.07)	—	(.07)	22.76	14.90	370	1.13[g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(. 57)	(.77)	19.87	2.32	463	1.17[g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
Class C
July 31, 2023	$18.62	.65	.23	.88	(1.00)	(1.27)	(2.27)	$17.23	5.78	$1,202	1.09	3.82	138[i]
July 31, 2022	22.56	.15	(1.55)	(1.40)	(1.11)	(1.43)	(2.54)	18.62	(7.15)	1,134	1.09	.73	39
July 31, 2021	19.70	(.01)	2.93	2.92	(.06)	—	(.06)	22.56	14.85	1,213	1.13[g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(. 57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
Class R
July 31, 2023	$20.11	.78	.25	1.03	(1.06)	(1.27)	(2.33)	$18.81	6.13	$552.74		4.21	138[i]
July 31, 2022	24.07	.19	(1.62)	(1.43)	(1.10)	(1.43)	(2.53)	20.11	(6.83)	517.74		.85	39
July 31, 2021	21.04	.06	3.15	3.21	(.18)	—	(.18)	24.07	15.32	876	.71[g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(. 57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
Class R3
July 31, 2023	$25.90	1.08	.37	1.45	(1.07)	(1.27)	(2.34)	$25.01	6.40	$5,410.49		4.40	138[i]
July 31, 2022	30.30	.35	(2.13)	(1.78)	(1.19)	(1.43)	(2.62)	25.90	(6.58)	5,458.49		1.24	39
July 31, 2021 ∆	28.16	.03	2.11	2.14	—	—	—	30.30	7.60*	7,415	. 30*g	.09*	46
Class R4
July 31, 2023	$25.92	1.12	.39	1.51	(1.15)	(1.27)	(2.42)	$25.01	6.66	$940.24		4.59	138[i]
July 31, 2022	30.34	.40	(2.11)	(1.71)	(1.28)	(1.43)	(2.71)	25.92	(6.36)	791.24		1.42	39
July 31, 2021 ∆	28.16	.06	2.12	2.18	—	—	—	30.34	7.74*	687	.16*g	.19*	46
Class R5
July 31, 2023	$25.94	1.18	.37	1.55	(1.18)	(1.27)	(2.45)	$25.04	6.85	$11.09		4.85	138[i]
July 31, 2022	30.37	.46	(2.14)	(1.68)	(1.32)	(1.43)	(2.75)	25.94	(6.24)	10.09		1.62	39
July 31, 2021 ∆	28.16	.09	2.12	2.21	—	—	—	30.37	7.85*	11	.07*g	.31*	46

The accompanying notes are an integral part of these financial statements.

102 Sustainable Retirement Funds	Sustainable Retirement Funds 103

Financial highlights cont.

2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$25.96	1.34	.23	1.57	(1.21)	(1.27)	(2.48)	$25.05	6.92	$11,598	(.01)	5.44	138[i]
July 31, 2022	30.38	.48	(2.12)	(1.64)	(1.35)	(1.43)	(2.78)	25.96	(6.11)	15,997	(.01)	1.71	39
July 31, 2021	26.44	.29	3.94	4.23	(.29)	—	(.29)	30.38	16.10	17,492	.04[g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(. 57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
July 31, 2019	28.35	. 59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
Class Y
July 31, 2023	$25.92	1.19	.35	1.54	(1.18)	(1.27)	(2.45)	$25.01	6.82	$158,644.09		4.89	138[i]
July 31, 2022	30.35	.45	(2.12)	(1.67)	(1.33)	(1.43)	(2.76)	25.92	(6.23)	141,266.09		1.62	39
July 31, 2021	26.42	.26	3.97	4.23	(.30)	—	(.30)	30.35	16.09	124,961	.13[g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(. 57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63
July 31, 2019	28.30	. 59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

104 Sustainable Retirement Funds	Sustainable Retirement Funds 105

Financial highlights
(For a common share outstanding throughout the period)

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$20.61	1.11	(.31)	.80	(1.33)	(.92)	(2.25)	$19.16	4.58	$22,952.37		5.80	144[i]
July 31, 2022	23.86	.32	(1.47)	(1.15)	(1.02)	(1.08)	(2.10)	20.61	(5.36)	22,901.36		1.43	37
July 31, 2021	21.51	.23	2.12	2.35	—[f]	—	—[f]	23.86	10.93	24,643	.39[g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
July 31, 2019	23.22	. 51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
Class B
July 31, 2023	$19.20	.96	(.36)	.60	(1.15)	(.92)	(2.07)	$17.73	3.79	$74	1.12	5.35	144[i]
July 31, 2022	22.30	.14	(1.37)	(1.23)	(.79)	(1.08)	(1.87)	19.20	(6.07)	185	1.11	.67	37
July 31, 2021	20.32	.01	2.04	2.05	(.07)	—	(.07)	22.30	10.11	282	1.14[g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17[g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(. 51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
Class C
July 31, 2023	$18.93	.89	(.31)	.58	(1.18)	(.92)	(2.10)	$17.41	3.72	$764	1.12	5.06	144[i]
July 31, 2022	22.03	.14	(1.35)	(1.21)	(.81)	(1.08)	(1.89)	18.93	(6.05)	898	1.11	.66	37
July 31, 2021	20.18	—[f]	2.04	2.04	(.19)	—	(.19)	22.03	10.14	1,349	1.14[g]	—[h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(. 53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
Class R
July 31, 2023	$19.02	.95	(.30)	.65	(1.26)	(.92)	(2.18)	$17.49	4.13	$422.77		5.38	144[i]
July 31, 2022	22.17	.21	(1.36)	(1.15)	(.92)	(1.08)	(2.00)	19.02	(5.76)	395.76		1.03	37
July 31, 2021	20.31	.09	2.05	2.14	(.28)	—	(.28)	22.17	10.62	586	.72[g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(. 59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
Class R3
July 31, 2023	$24.19	1.26	(.34)	.92	(1.28)	(.92)	(2.20)	$22.91	4.38	$6,171	. 52	5.54	144[i]
July 31, 2022	27.61	.35	(1.73)	(1.38)	(.96)	(1.08)	(2.04)	24.19	(5.48)	5,622	. 51	1.33	37
July 31, 2021 ∆	26.19	.06	1.36	1.42	—	—	—	27.61	5.42*	7,452	. 30*g	.26*	54
Class R4
July 31, 2023	$24.22	1.33	(.36)	.97	(1.34)	(.92)	(2.26)	$22.93	4.61	$2,986.27		5.82	144[i]
July 31, 2022	27.65	.40	(1.72)	(1.32)	(1.03)	(1.08)	(2.11)	24.22	(5.23)	2,733.26		1.54	37
July 31, 2021 ∆	26.19	.09	1.37	1.46	—	—	—	27.65	5.57*	2,899	.16*g	.36*	54
Class R5
July 31, 2023	$24.24	1.37	(.37)	1.00	(1.37)	(.92)	(2.29)	$22.95	4.78	$11.12		6.01	144[i]
July 31, 2022	27.68	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.24	(5.11)	10.11		1.69	37
July 31, 2021 ∆	26.19	.12	1.37	1.49	—	—	—	27.68	5.69*	11	.07*g	.45*	54

The accompanying notes are an integral part of these financial statements.

106 Sustainable Retirement Funds	Sustainable Retirement Funds 107

Financial highlights cont.

2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$24.25	1.57	(. 53)	1.04	(1.40)	(.92)	(2.32)	$22.97	4.93	$12,068.02		6.86	144[i]
July 31, 2022	27.69	.49	(1.75)	(1.26)	(1.10)	(1.08)	(2.18)	24.25	(5.01)	18,059.01		1.89	37
July 31, 2021	25.25	.30	2.54	2.84	(.40)	—	(.40)	27.69	11.33	18,567	.05[g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(. 55)	(.42)	(.97)	25.25	2.44	23,780	.09[g]	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
Class Y
July 31, 2023	$24.19	1.38	(.38)	1.00	(1.37)	(.92)	(2.29)	$22.90	4.79	$193,228.12		6.08	144[i]
July 31, 2022	27.63	.44	(1.72)	(1.28)	(1.08)	(1.08)	(2.16)	24.19	(5.11)	187,829.11		1.70	37
July 31, 2021	25.22	.23	2.58	2.81	(.40)	—	(.40)	27.63	11.24	197,357	.14[g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(. 53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

108 Sustainable Retirement Funds	Sustainable Retirement Funds 109

Financial highlights
(For a common share outstanding throughout the period)

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$20.32	1.31	(.78)	.53	(1.25)	(. 50)	(1.75)	$19.10	2.94	$23,402.38		6.83	156[i]
July 31, 2022	22.72	.37	(1.32)	(.95)	(.66)	(.79)	(1.45)	20.32	(4.48)	23,539.37		1.74	57
July 31, 2021	21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	22.72	6.52	24,306	.41[g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(. 50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
July 31, 2019	22.91	. 57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
Class B
July 31, 2023	$18.54	1.14	(.79)	.35	(1.03)	(. 50)	(1.53)	$17.36	2.17	$117	1.13	6.45	156[i]
July 31, 2022	20.83	.20	(1.22)	(1.02)	(.48)	(.79)	(1.27)	18.54	(5.19)	229	1.12	.99	57
July 31, 2021	19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	20.83	5.73	348	1.16[g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17[g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
Class C
July 31, 2023	$18.33	1.09	(.75)	.34	(1.13)	(. 50)	(1.63)	$17.04	2.15	$1,198	1.13	6.30	156[i]
July 31, 2022	20.61	.18	(1.18)	(1.00)	(.49)	(.79)	(1.28)	18.33	(5.17)	1,569	1.12	.93	57
July 31, 2021	19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	20.61	5.75	1,688	1.16[g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
Class R
July 31, 2023	$18.74	1.31	(.91)	.40	(1.18)	(. 50)	(1.68)	$17.46	2.49	$573.78		7.38	156[i]
July 31, 2022	21.06	.26	(1.21)	(.95)	(. 58)	(.79)	(1.37)	18.74	(4.83)	716.77		1.29	57
July 31, 2021	20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	21.06	6.18	741	.74[g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
Class R3
July 31, 2023	$20.28	1.26	(.77)	.49	(1.21)	(. 50)	(1.71)	$19.06	2.76	$3,582	. 53	6.59	156[i]
July 31, 2022	22.63	.33	(1.30)	(.97)	(. 59)	(.79)	(1.38)	20.28	(4.59)	3,502	. 52	1.56	57
July 31, 2021 ∆	21.92	.06	.65	.71	—	—	—	22.63	3.24*	5,475	.31*g	.28*	74
Class R4
July 31, 2023	$20.27	1.33	(.78)	.55	(1.27)	(. 50)	(1.77)	$19.05	3.05	$1,266.28		6.93	156[i]
July 31, 2022	22.66	.39	(1.31)	(.92)	(.68)	(.79)	(1.47)	20.27	(4.38)	1,310.27		1.81	57
July 31, 2021 ∆	21.92	.08	.66	.74	—	—	—	22.66	3.38*	1,351	.17*g	. 38*	74
Class R5
July 31, 2023	$20.29	1.37	(.80)	.57	(1.30)	(. 50)	(1.80)	$19.06	3.17	$10.13		7.13	156[i]
July 31, 2022	22.68	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.29	(4.21)	10.12		1.96	57
July 31, 2021 ∆	21.92	.10	.66	.76	—	—	—	22.68	3.47*	10	.08*g	.47*	74

The accompanying notes are an integral part of these financial statements.

110 Sustainable Retirement Funds	Sustainable Retirement Funds 111

Financial highlights cont.

2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$20.30	1.59	(1.00)	.59	(1.32)	(. 50)	(1.82)	$19.07	3.27	$6,213.03		8.25	156[i]
July 31, 2022	22.70	.44	(1.32)	(.88)	(.73)	(.79)	(1.52)	20.30	(4.16)	10,678.02		2.06	57
July 31, 2021	21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	22.70	6.93	11,001	.07[g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(. 56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
Class Y
July 31, 2023	$20.27	1.36	(.79)	.57	(1.30)	(. 50)	(1.80)	$19.04	3.18	$169,440.13		7.11	156[i]
July 31, 2022	22.66	.42	(1.31)	(.89)	(.71)	(.79)	(1.50)	20.27	(4.21)	160,679.12		1.95	57
July 31, 2021	21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	22.66	6.82	159,475	.16[g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(. 50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

112 Sustainable Retirement Funds	Sustainable Retirement Funds 113

Financial highlights
(For a common share outstanding throughout the period)

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2023	$16.12	1.13	(.65)	.48	(1.16)	—	(1.16)	$15.44	3.24	$23,630.37		7.29	121[i]
July 31, 2022	17.41	.34	(1.00)	(.66)	(.45)	(.18)	(.63)	16.12	(3.90)	25,827.38		2.04	24
July 31, 2021	17.18	.19	.32	.51	(.24)	(.04)	(.28)	17.41	2.99	29,465	.39[g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
July 31, 2019	17.62	. 53.03		.56	(. 53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
Class B
July 31, 2023	$15.69	.99	(.64)	.35	(1.05)	—	(1.05)	$14.99	2.48	$75	1.12	6.51	121[i]
July 31, 2022	16.96	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.69	(4.62)	201	1.13	1.34	24
July 31, 2021	16.75	.05	.32	.37	(.12)	(.04)	(.16)	16.96	2.22	531	1.14[g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16[g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
Class C
July 31, 2023	$15.73	.98	(.62)	.36	(1.05)	—	(1.05)	$15.04	2.54	$879	1.12	6.51	121[i]
July 31, 2022	17.00	.22	(.99)	(.77)	(.32)	(.18)	(.50)	15.73	(4.61)	1,066	1.13	1.32	24
July 31, 2021	16.79	.05	.33	.38	(.13)	(.04)	(.17)	17.00	2.22	1,647	1.13[g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
Class R
July 31, 2023	$16.10	.96	(. 54)	.42	(1.10)	—	(1.10)	$15.42	2.86	$531.77		6.21	121[i]
July 31, 2022	17.39	.27	(1.00)	(.73)	(.38)	(.18)	(.56)	16.10	(4.28)	704.78		1.63	24
July 31, 2021	17.16	.13	.33	.46	(.19)	(.04)	(.23)	17.39	2.69	737	.73[g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
July 31, 2019	17.61	. 54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
Class R3
July 31, 2023	$16.17	1.05	(. 59)	.46	(1.13)	—	(1.13)	$15.50	3.15	$1,546	. 52	6.79	121[i]
July 31, 2022	17.47	.31	(1.01)	(.70)	(.42)	(.18)	(.60)	16.17	(4.09)	1,926	. 53	1.86	24
July 31, 2021 ∆	17.33	.08	.14	.22	(.08)	—	(.08)	17.47	1.28*	2,584	. 30*g	.49*	65
Class R4
July 31, 2023	$16.18	1.22	(.72)	.50	(1.17)	—	(1.17)	$15.51	3.37	$170.27		7.83	121[i]
July 31, 2022	17.47	.36	(1.01)	(.65)	(.46)	(.18)	(.64)	16.18	(3.81)	224.28		2.14	24
July 31, 2021 ∆	17.33	.12	.13	.25	(.11)	—	(.11)	17.47	1.44*	220	.16*g	.67*	65
Class R5
July 31, 2023	$16.18	1.16	(.64)	.52	(1.19)	—	(1.19)	$15.51	3.54	$10.12		7.48	121[i]
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	10.13		2.29	24
July 31, 2021 ∆	17.33	.12	.14	.26	(.12)	—	(.12)	17.47	1.52*	10	.07*g	.70*	65

The accompanying notes are an integral part of these financial statements.

114 Sustainable Retirement Funds	Sustainable Retirement Funds 115

Financial highlights cont.

Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
July 31, 2023	$16.18	1.45	(.91)	.54	(1.21)	—	(1.21)	$15.51	3.63	$1,599.02		9.28	121[i]
July 31, 2022	17.47	.41	(1.02)	(.61)	(. 50)	(.18)	(.68)	16.18	(3.55)	3,662.03		2.42	24
July 31, 2021	17.24	.25	.33	.58	(.31)	(.04)	(.35)	17.47	3.38	4,673	.05[g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(. 59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
Class Y
July 31, 2023	$16.18	1.17	(.65)	.52	(1.19)	—	(1.19)	$15.51	3.54	$177,575.12		7.54	121[i]
July 31, 2022	17.47	.38	(1.00)	(.62)	(.49)	(.18)	(.67)	16.18	(3.66)	215,711.13		2.28	24
July 31, 2021	17.25	.22	.34	.56	(.30)	(.04)	(.34)	17.47	3.23	263,315	.13[g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(. 58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

116 Sustainable Retirement Funds	Sustainable Retirement Funds 117

Financial highlights cont.

Before February 10, 2023, each fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* Not annualized.

∆ For the period January 4, 2021 (commencement of operations) to July 31, 2021.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
2065 Fund
Class A, C, R, R3, R4, R5, R6,Y	17.30%	41.55%	80.98%	N/A	N/A
2060 Fund
Class A, B, C, R, Y	1.43	1.71	2.44	3.32%	6.13%
Class R3, R4, R5	1.43	1.71	1.43	N/A	N/A
Class R6	1.43	1.71	2.44	3.32	6.13
2055 Fund
Class A, B, C, R, Y	0.90	0.88	0.68	0.43	0.45
Class R3, R4, R5	0.90	0.88	0.53	N/A	N/A
Class R6	0.90	0.88	0.68	0.43	0.45
2050 Fund
Class A, B, C, R, Y	0.77	0.75	0.49	0.16	0.18
Class R3, R4, R5	0.77	0.75	0.42	N/A	N/A
Class R6	0.77	0.75	0.49	0.16	0.18
2045 Fund
Class A, B, C, R, Y	0.72	0.72	0.45	0.15	0.17
Class R3, R4, R5	0.72	0.72	0.40	N/A	N/A
Class R6	0.72	0.72	0.45	0.15	0.17
2040 Fund
Class A, B, C, R, Y	0.66	0.66	0.39	0.08	0.09
Class R3, R4, R5	0.66	0.66	0.36	N/A	N/A
Class R6	0.66	0.66	0.39	0.08	0.09
2035 Fund
Class A, B, C, R, Y	0.62	0.62	0.37	0.09	0.11
Class R3, R4, R5	0.62	0.62	0.33	N/A	N/A
Class R6	0.62	0.62	0.37	0.09	0.11

118 Sustainable Retirement Funds

	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
2030 Fund
Class A, B, C, R, Y	0.58	0.56	0.33	0.07	0.08
Class R3, R4, R5	0.58	0.56	0.30	N/A	N/A
Class R6	0.58	0.56	0.33	0.07	0.08
2025 Fund
Class A, B, C, R, Y	0.56	0.56	0.33	0.08	0.10
Class R3, R4, R5	0.56	0.56	0.30	N/A	N/A
Class R6	0.56	0.56	0.33	0.08	0.10
Maturity Fund
Class A, B, C, R, Y	0.56	0.52	0.33	0.18	0.12
Class R3, R4, R5	0.56	0.52	0.29	N/A	N/A
Class R6	0.56	0.52	0.33	0.18	0.12

f Amount represents less than $0.01 per share.

g Includes one-time proxy costs which amounted to the following as a percentage of average net assets.

	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04

h Amount represents less than 0.01% of average net assets.

i Reflects a change in the funds investment strategy.

The accompanying notes are an integral part of these financial statements.

Sustainable Retirement Funds 119

Notes to financial statements 7/31/23

Unless otherwise noted, the “reporting period” represents the period from August 1, 2022 through July 31, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC
State Street	State Street Bank and Trust Company
JPMorgan	JPMorgan Chase Bank, N.A.
the SEC	the Securities and Exchange Commission
ESG	environmental, social and governance
PIL	Putnam Investments Limited, an affiliate of Putnam Management
ETFs	exchange-traded funds
PanAgora	PanAgora Asset Management, Inc., an affiliate of Putnam Management

Effective February 10, 2023, each of the Putnam Sustainable Retirement Funds (collectively the funds) are named:

Putnam Sustainable Retirement 2065 Fund (2065 Fund)	Putnam Sustainable Retirement 2040 Fund (2040 Fund)
Putnam Sustainable Retirement 2060 Fund (2060 Fund)	Putnam Sustainable Retirement 2035 Fund (2035 Fund)
Putnam Sustainable Retirement 2055 Fund (2055 Fund)	Putnam Sustainable Retirement 2030 Fund (2030 Fund)
Putnam Sustainable Retirement 2050 Fund (2050 Fund)	Putnam Sustainable Retirement 2025 Fund (2025 Fund)
Putnam Sustainable Retirement Maturity Fund
Putnam Sustainable Retirement 2045 Fund (2045 Fund)	(Maturity Fund)

Prior to February 10, 2023, the Putnam RetirementReady® Funds (collectively the funds) were named the following:

Putnam RetirementReady 2065 Fund (2065 Fund)	Putnam RetirementReady 2040 Fund (2040 Fund)
Putnam RetirementReady 2060 Fund (2060 Fund)	Putnam RetirementReady 2035 Fund (2035 Fund)
Putnam RetirementReady 2055 Fund (2055 Fund)	Putnam RetirementReady 2030 Fund (2030 Fund)
Putnam RetirementReady 2050 Fund (2050 Fund)	Putnam RetirementReady 2025 Fund (2025 Fund)
Putnam RetirementReady 2045 Fund (2045 Fund)	Putnam RetirementReady Maturity Fund (Maturity Fund)

Each fund is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

Each target date fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Each target date fund is one of a series of target date funds that invest primarily in ETFs that focus on investments with positive sustainability or ESG characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Management and advised by Putnam Management. Two underlying funds are subadvised by PanAgora. Each target date fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments on or about the funds’ target date. Each target date fund is designed to provide diversification among different asset classes by investing its assets in the underlying funds.

Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital. The fund employs an asset allocation strategy designed for investors who are already in retirement or who plan to retire (or otherwise begin withdrawing the invested funds) in the near future. The fund is designed to provide diversification among different asset classes by investing its assets primarily in ETFs that focus on investments with positive sustainability or ESG characteristics, referred to as underlying funds. The underlying funds are sponsored by Putnam Management and advised by Putnam Management. Two underlying funds are subadvised by PanAgora.

Under normal circumstances, each fund will invest in underlying funds (which, for purposes of this policy, include money market mutual funds advised by Putnam Management or its affiliates) such that, in the aggregate, it has

120 Sustainable Retirement Funds

indirect exposure to investments that meet Putnam Management’s or PanAgora’s, as applicable, sustainability or ESG criteria and that represent at least 80% of the value of its net assets. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. Putnam Management may not apply ESG or sustainability criteria to investments that are not subject to the fund’s 80% policy, and such investments may not meet the applicable ESG or sustainability criteria. Each fund, through its investments in underlying funds, makes use of a range of ESG- and sustainability-oriented investment strategies and invests across of variety of asset classes. For example, Putnam Management’s sustainability criteria for the investments of Putnam Sustainable Leaders ETF and Putnam Sustainable Future ETF (two of the underlying funds that invest primarily in equities) differ from the ESG approach used by Putnam Management for the fixed-income underlying funds, and from PanAgora’s quantitatively-oriented ESG equity approach for the underlying funds that it subadvises. These differences may arise both from differences in the underlying funds’ asset classes (such as the characteristics of non-U.S. versus U.S. issuers, or the structural differences (i.e., position in the capital structure) between equity and fixed income investments) as well as from different managers’ styles. In implementing an underlying fund’s investment strategy, the portfolio managers of the underlying fund may apply and weigh different ESG criteria differently than the portfolio managers of the other underlying funds. There are also expected to be differences in how the portfolio managers of the underlying funds source ESG-related or sustainability-oriented research (e.g., proprietary versus third-party research) and/or their approach to selecting companies based on ESG or sustainability criteria.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Maturity Fund.

Pending investment in underlying funds, the fund also expects to temporarily invest cash balances resulting from purchase activity by fund shareholders in Putnam Government Money Market Fund, a mutual fund sponsored by Putnam Management, or in cash or cash equivalents. The fund also expects to invest a portion of its assets in Putnam Government Money Market Fund or in cash or cash equivalents in order to manage shareholder redemptions. The percentage of a fund invested in Putnam Government Money Market Fund is expected to vary over time and will depend on the level of purchase and redemption activity by fund shareholders.

Prior to February 10, 2023, each fund, except Putnam RetirementReady Maturity Fund, sought capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approached its target date. Putnam RetirementReady Maturity Fund sought as high a rate of current income as Putnam Management believes was consistent with preservation of capital.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request. As of the following dates, each fund may invest in the following funds:

Effective February 10, 2023	Prior to February 10, 2023
Putnam Sustainable Leaders ETF	Putnam Core Bond Fund Class P§
Putnam Sustainable Future ETF	Putnam Multi-Asset Absolute Return Fund Class PΔ
Putnam PanAgora ESG International Equity ETF	Putnam Dynamic Asset Allocation Balanced Fund Class P
Putnam Dynamic Asset Allocation Conservative Fund
Putnam PanAgora ESG Emerging Markets Equity ETF	Class P
Putnam ESG Core Bond ETF	Putnam Dynamic Asset Allocation Equity Fund Class P
Putnam ESG High Yield ETF	Putnam Dynamic Asset Allocation Growth Fund Class P
Putnam ESG Ultra Short ETF	Putnam Government Money Market Fund Class G
Putnam Government Money Market Fund Class P

§ Prior to 2/28/23, the fund was known as Putnam Fixed Income Absolute Return Fund.

Δ Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.

Sustainable Retirement Funds 121

Each fund offers the following share classes. The expense for each class of share may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred charges	Conversion feature
1.00% on certain redemptions of
	Up to 5.75%/	shares bought with no initial
Class A	Up to 4.00%†	sales charge	None
Converts to class A shares
Class B*‡	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R**	None	None	None
Class R3**	None	None	None
Class R4**	None	None	None
Class R5**	None	None	None
Class R6**	None	None	None
Class Y**	None	None	None

* Not available on 2065 Fund.

‡ Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

** Not available to all investors.

† Sales charge 5.75% for all funds except Maturity Fund which is 4.00%.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Effective February 10, 2023, the price of the fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in

122 Sustainable Retirement Funds

which it invests (and in the case of Putnam Government Money Market Fund class P, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Prior to February 10, 2023, the price of each fund’s shares was based on its net asset value (NAV), which in turn was based on the NAVs of the underlying Putnam mutual funds in which it invests, which were classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam mutual funds were determined based on the policies contained in each underlying Putnam fund’s financial statements.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the following funds had capital loss carryovers available in the following amounts, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2065 Fund	$18,997	$17,892	$36,889
2060 Fund	398,908	904,036	1,302,944
2050 Fund	—	10,623,750	10,623,750
2045 Fund	204,367	14,261,404	14,465,771
2040 Fund	271,710	20,352,871	20,624,581
2035 Fund	733,685	22,748,432	23,482,117
2030 Fund	441,967	32,418,952	32,860,919
Maturity Fund	99,960	43,979,206	44,079,166

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer certain capital losses of the following amounts, recognized during the period between November 1, 2022 and July 31, 2023 to its fiscal year ending July 31, 2024.

2055 Fund	$5,333,093
2025 Fund	$33,359,755

Sustainable Retirement Funds 123

Distributions to shareholders Each fund normally distributes any net investment income, if any, and any distributions from capital gains, if any, annually, except Maturity Fund, which normally distributes any net investment income monthly and any distributions from capital gains annually, if any. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
2065 Fund	losses on wash sale transactions, redesignation of taxable distributions
2060 Fund	losses on wash sale transactions
2055 Fund	late year loss deferrals
2045 Fund	losses on wash sale transactions
2040 Fund	losses on wash sale transactions, redesignation of taxable distributions
2035 Fund	losses on wash sale transactions
2030 Fund	losses on wash sale transactions
2025 Fund	losses on wash sale transactions, late year loss deferrals

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, each fund reclassified the following amounts:

		Accumulated net realized
	Undistributed net	gain/(loss) on investment
	investment income	transactions	Paid-in-capital
2065 Fund	$—	$—	$—
2060 Fund	(209)	209	—
2055 Fund	(14,542)	14,542	—
2050 Fund	10,370	(10,370)	—
2045 Fund	(26,135)	26,135	—
2040 Fund	—	—	—
2035 Fund	71	(71)	—
2030 Fund	(10,845)	10,845	—
2025 Fund	(29,510)	29,510	—
Maturity Fund	—	—	—

124 Sustainable Retirement Funds

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Undistributed ordinary income	Capital loss carryover	Post-October loss	Cost for federal income tax purposes
2065 Fund	$55,597	$(316)	$55,281	$1,630	$(36,889)	$—	$631,186
2060 Fund	1,277,833	(11,177)	1,266,656	87,590	(1,302,944)	—	15,101,554
2055 Fund	3,884,659	(59,477)	3,825,182	258,362	—	(5,333,093)	48,914,455
2050 Fund	7,177,778	(170,986)	7,006,792	509,325	(10,623,750)	—	96,238,762
2045 Fund	8,799,679	(280,403)	8,519,276	237,180	(14,465,771)	—	130,526,146
2040 Fund	11,882,298	(620,179)	11,262,119	1,011,348	(20,624,581)	—	192,551,016
2035 Fund	10,025,572	(954,433)	9,071,139	240,166	(23,482,117)	—	191,606,775
2030 Fund	8,218,371	(1,656,538)	6,561,833	340,591	(32,860,919)	—	231,138,858
2025 Fund	4,471,139	(1,780,294)	2,690,845	1,385,935	—	(33,359,755)	204,484,139
Maturity Fund	5,254,190	(1,776,742)	3,477,448	3,936	(44,079,166)	—	202,199,382

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

Sustainable Retirement Funds 125

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2026 for all the funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2033) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by
the Manager
2065 Fund	$3,354
2060 Fund	80,065
2055 Fund	266,156
2050 Fund	532,078
2045 Fund	744,413
2040 Fund	1,081,886
2035 Fund	1,006,767
2030 Fund	1,189,156
2025 Fund	998,348
Maturity Fund	1,124,796

Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2026 for all funds (with the exception of 2060 Fund, where the contractual agreement is through November 30, 2033) in an amount sufficient to result in total annual fund operating expenses for the following class shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the fund’s average net assets.

	Effective February 1, 2023	Prior to February 1, 2023
A	0.60%	0.65%
B (ex 2065 Fund)	0.60%	0.65%
C	0.60%	0.65%
R	0.75%	0.80%
R3	0.75%	0.80%
R4	0.75%	0.80%
R5	0.60%	0.65%
R6	0.50%	0.55%
Y	0.60%	0.65%

During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed by
the Manager
2065 Fund	$93,858
2060 Fund	112,214
2055 Fund	140,656
2050 Fund	170,280
2045 Fund	181,823
2040 Fund	195,935
2035 Fund	173,049
2030 Fund	169,600
2025 Fund	142,437
Maturity Fund	118,874

126 Sustainable Retirement Funds

PIL is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the funds managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund and receives fees for investor servicing at the following class specific rates. During the period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$154	$272	$28	$28	$28	$13	$43	$15	$581

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$1,439	$19	$361	$43	$127	$150	$13	$429	$12,767	$15,348
2055 Fund	6,331	63	755	144	7,633	909	13	1,074	39,927	$56,849
2050 Fund	8,746	115	1,159	941	4,799	542	13	1,914	91,273	$109,502
2045 Fund	14,719	466	920	148	7,813	1,951	13	1,988	130,196	$158,214
2040 Fund	19,629	358	1,024	406	9,077	2,014	13	2,709	201,235	$236,465
2035 Fund	26,515	210	1,406	1,420	13,897	2,399	13	3,347	183,263	$232,470
2030 Fund	28,471	182	1,027	1,095	15,274	7,668	13	3,833	232,205	$289,768
2025 Fund	29,027	195	1,857	1,680	9,422	3,595	12	2,136	204,882	$252,806
Maturity Fund	30,318	164	1,170	1,572	4,485	541	12	673	240,253	$279,188

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$308	$2,174	$51	$26	$2,559

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$2,881	$153	$2,885	$79	$115	$6,113
2055 Fund	12,666	508	6,043	263	6,940	$26,420
2050 Fund	17,496	918	9,267	1,704	4,365	$33,750
2045 Fund	29,425	3,727	7,364	269	7,105	$47,890
2040 Fund	39,262	2,866	8,188	738	8,248	$59,302
2035 Fund	53,029	1,682	11,251	2,582	12,635	$81,179
2030 Fund	56,945	1,454	8,217	1,992	13,886	$82,494
2025 Fund	58,048	1,563	14,846	3,059	8,565	$86,081
Maturity Fund	60,623	1,312	9,366	2,860	4,078	$78,239

Sustainable Retirement Funds 127

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

	Class A
	Net commissions	Class C CDSC
2065 Fund	$397	$—

	Class A
	Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$2,373	$—	$29
2055 Fund	6,559	—	31
2050 Fund	5,054	—	35
2045 Fund	5,340	2	2
2040 Fund	8,750	—	160
2035 Fund	9,814	12	68
2030 Fund	10,300	3	38
2025 Fund	4,071	16	28
Maturity Fund	1,340	5	—

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$49
2060 Fund	54
2055 Fund	102
2050 Fund	102
2045 Fund	119
2040 Fund	—
2035 Fund	—
2030 Fund	4
2025 Fund	29
Maturity Fund	—

128 Sustainable Retirement Funds

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds, excluding short-term investments in Putnam Government Money Market Fund Class P, were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$1,092,733	$805,970
2060 Fund	26,010,337	20,631,025
2055 Fund	69,822,696	60,394,881
2050 Fund	131,108,556	117,679,567
2045 Fund	184,347,479	177,740,101
2040 Fund	270,523,998	264,986,736
2035 Fund	274,982,144	260,747,362
2030 Fund	342,352,517	335,111,094
2025 Fund	331,995,642	315,595,775
Maturity Fund	270,295,440	301,246,956

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	14,496	$136,357	4,650	$47,340
Shares issued in connection with
reinvestment of distributions	521	4,638	133	1,483
	15,017	140,995	4,783	48,823
Shares repurchased	(3,091)	(29,700)	(506)	(5,344)
Net increase	11,926	$111,295	4,277	$43,479

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	8,118	$73,489	10,824	$117,093
Shares issued in connection with
reinvestment of distributions	950	8,424	432	4,799
	9,068	81,913	11,256	121,892
Shares repurchased	(2,137)	(19,524)	(6)	(60)
Net increase	6,931	$62,389	11,250	$121,832

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	43	390	52	576
	43	390	52	576
Shares repurchased	—	—	—	—
Net increase	43	$390	52	$576

Sustainable Retirement Funds 129

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	47	416	54	603
	47	416	54	603
Shares repurchased	—	—	—	—
Net increase	47	$416	54	$603

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	50	444	56	630
	50	444	56	630
Shares repurchased	—	—	—	—
Net increase	50	$444	56	$630

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	51	459	58	647
	51	459	58	647
Shares repurchased	—	—	—	—
Net increase	51	$459	58	$647

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	23,619	$224,349	11,748	$121,499
Shares issued in connection with
reinvestment of distributions	1,004	8,972	246	2,754
	24,623	233,321	11,994	124,253
Shares repurchased	(18,918)	(180,045)	(1,741)	(19,727)
Net increase	5,705	$53,276	10,253	$104,526

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	149	$1,402	117	$1,140
Shares issued in connection with
reinvestment of distributions	62	557	58	647
	211	1,959	175	1,787
Shares repurchased	(277)	(2,729)	—	—
Net increase (decrease)	(66)	$(770)	175	$1,787

130 Sustainable Retirement Funds

2060 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	42,801	$458,186	21,525	$263,959
Shares issued in connection with
reinvestment of distributions	6,585	65,781	9,439	119,975
	49,386	523,967	30,964	383,934
Shares repurchased	(10,918)	(116,980)	(7,823)	(97,208)
Net increase	38,468	$406,987	23,141	$286,726

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	80	794	157	1,990
	80	794	157	1,990
Shares repurchased	—	—	—	—
Net increase	80	$794	157	$1,990

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	4,545	$47,672	4,890	$58,994
Shares issued in connection with
reinvestment of distributions	1,509	14,853	2,978	37,291
	6,054	62,525	7,868	96,285
Shares repurchased	(4,471)	(45,580)	(1,871)	(22,177)
Net increase	1,583	$16,945	5,997	$74,108

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	86	860	164	2,102
	86	860	164	2,102
Shares repurchased	—	—	—	—
Net increase	86	$860	164	$2,102

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	1,316	$14,190	702	$8,765
Shares issued in connection with
reinvestment of distributions	257	2,581	395	5,049
	1,573	16,771	1,097	13,814
Shares repurchased	(143)	(1,593)	(289)	(3,705)
Net increase	1,430	$15,178	808	$10,109

Sustainable Retirement Funds 131

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,402	$36,668	858	$10,187
Shares issued in connection with
reinvestment of distributions	308	3,095	334	4,263
	3,710	39,763	1,192	14,450
Shares repurchased	(40)	(435)	(193)	(2,331)
Net increase	3,670	$39,328	999	$12,119

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	63	628	112	1,432
	63	628	112	1,432
Shares repurchased	—	—	—	—
Net increase	63	$628	112	$1,432

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	61,321	$662,142	67,112	$819,790
Shares issued in connection with
reinvestment of distributions	12,261	123,223	16,192	206,937
	73,582	785,365	83,304	1,026,727
Shares repurchased	(103,220)	(1,107,765)	(18,611)	(231,894)
Net increase (decrease)	(29,638)	$(322,400)	64,693	$794,833

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	921,437	$9,942,702	709,969	$8,605,860
Shares issued in connection with
reinvestment of distributions	62,452	625,141	50,999	649,732
	983,889	10,567,843	760,968	9,255,592
Shares repurchased	(593,322)	(6,424,633)	(319,250)	(3,846,375)
Net increase	390,567	$4,143,210	441,718	$5,409,217

2055 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	110,973	$1,166,361	110,471	$1,344,823
Shares issued in connection with
reinvestment of distributions	44,714	433,282	42,780	542,027
	155,687	1,599,643	153,251	1,886,850
Shares repurchased	(79,444)	(849,822)	(35,792)	(433,881)
Net increase	76,243	$749,821	117,459	$1,452,969

132 Sustainable Retirement Funds

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	146	$1,484	—	$—
Shares issued in connection with
reinvestment of distributions	427	4,106	790	9,910
	573	5,590	790	9,910
Shares repurchased	(1,942)	(20,400)	(2,541)	(32,273)
Net decrease	(1,369)	$(14,810)	(1,751)	$(22,363)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	8,600	$85,427	6,047	$71,960
Shares issued in connection with
reinvestment of distributions	5,258	49,270	10,437	127,744
	13,858	134,697	16,484	199,704
Shares repurchased	(10,323)	(104,356)	(47,339)	(534,126)
Net increase (decrease)	3,535	$30,341	(30,855)	$(334,422)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	2,606	$28,015	2,040	$25,485
Shares issued in connection with
reinvestment of distributions	407	4,069	193	2,514
	3,013	32,084	2,233	27,999
Shares repurchased	(176)	(1,922)	(10,900)	(152,099)
Net increase (decrease)	2,837	$30,162	(8,667)	$(124,100)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	75,599	$801,739	70,713	$881,261
Shares issued in connection with
reinvestment of distributions	22,304	218,134	27,596	352,405
	97,903	1,019,873	98,309	1,233,666
Shares repurchased	(91,836)	(923,481)	(50,620)	(643,410)
Net increase	6,067	$96,392	47,689	$590,256

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,443	$36,483	3,469	$41,685
Shares issued in connection with
reinvestment of distributions	2,901	28,374	3,095	39,525
	6,344	64,857	6,564	81,210
Shares repurchased	(803)	(8,739)	(2,425)	(29,615)
Net increase	5,541	$56,118	4,139	$51,595

Sustainable Retirement Funds 133

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	93	909	104	1,336
	93	909	104	1,336
Shares repurchased	—	—	—	—
Net increase	93	$909	104	$1,336

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	80,161	$855,136	89,447	$1,097,303
Shares issued in connection with
reinvestment of distributions	57,144	558,869	55,767	712,143
	137,305	1,414,005	145,214	1,809,446
Shares repurchased	(459,493)	(4,769,851)	(50,388)	(680,459)
Net increase (decrease)	(322,188)	$(3,355,846)	94,826	$1,128,987

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,823,385	$19,412,033	1,370,372	$17,397,526
Shares issued in connection with
reinvestment of distributions	282,801	2,774,277	247,836	3,174,779
	2,106,186	22,186,310	1,618,208	20,572,305
Shares repurchased	(1,076,924)	(11,469,408)	(562,871)	(6,978,137)
Net increase	1,029,262	$10,716,902	1,055,337	$13,594,168

2050 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	40,118	$680,358	44,345	$908,711
Shares issued in connection with
reinvestment of distributions	49,826	776,295	36,607	762,523
	89,944	1,456,653	80,952	1,671,234
Shares repurchased	(36,553)	(627,074)	(37,149)	(788,328)
Net increase	53,391	$829,579	43,803	$882,906

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	555	8,503	1,018	20,746
	555	8,503	1,018	20,746
Shares repurchased	(3,071)	(52,608)	(8,157)	(167,556)
Net decrease	(2,516)	$(44,105)	(7,139)	$(146,810)

134 Sustainable Retirement Funds

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	10,365	$166,654	8,593	$165,488
Shares issued in connection with
reinvestment of distributions	6,888	102,221	4,670	93,205
	17,253	268,875	13,263	258,693
Shares repurchased	(6,683)	(106,056)	(12,337)	(254,352)
Net increase	10,570	$162,819	926	$4,341

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	2,598	$43,242	4,781	$90,340
Shares issued in connection with
reinvestment of distributions	3,861	58,487	2,311	46,975
	6,459	101,729	7,092	137,315
Shares repurchased	(25,439)	(400,275)	(13,756)	(303,514)
Net decrease	(18,980)	$(298,546)	(6,664)	$(166,199)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	20,826	$352,661	23,123	$479,160
Shares issued in connection with
reinvestment of distributions	11,119	172,685	18,513	384,144
	31,945	525,346	41,636	863,304
Shares repurchased	(42,372)	(720,522)	(97,594)	(2,041,973)
Net decrease	(10,427)	$(195,176)	(55,958)	$(1,178,669)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,676	$62,014	2,981	$60,668
Shares issued in connection with
reinvestment of distributions	1,386	21,543	762	15,835
	5,062	83,557	3,743	76,503
Shares repurchased	(347)	(5,761)	(2,342)	(51,522)
Net increase	4,715	$77,796	1,401	$24,981

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	75	1,176	57	1,181
	75	1,176	57	1,181
Shares repurchased	—	—	—	—
Net increase	75	$1,176	57	$1,181

Sustainable Retirement Funds 135

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	49,145	$827,670	52,381	$1,045,426
Shares issued in connection with
reinvestment of distributions	73,466	1,140,194	55,291	1,147,279
	122,611	1,967,864	107,672	2,192,705
Shares repurchased	(363,253)	(5,986,881)	(59,040)	(1,184,905)
Net increase (decrease)	(240,642)	$(4,019,017)	48,632	$1,007,800

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,058,803	$34,599,967	1,378,537	$28,437,742
Shares issued in connection with
reinvestment of distributions	526,087	8,159,612	374,522	7,767,576
	2,584,890	42,759,579	1,753,059	36,205,318
Shares repurchased	(1,384,086)	(23,306,561)	(1,008,529)	(20,064,503)
Net increase	1,200,804	$19,453,018	744,530	$16,140,815

2045 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	101,507	$1,914,436	56,362	$1,241,578
Shares issued in connection with
reinvestment of distributions	93,169	1,543,817	64,583	1,431,815
	194,676	3,458,253	120,945	2,673,393
Shares repurchased	(96,551)	(1,733,476)	(89,587)	(2,013,243)
Net increase	98,125	$1,724,777	31,358	$660,150

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	12	$226
Shares issued in connection with
reinvestment of distributions	3,894	54,475	3,122	59,817
	3,894	54,475	3,134	60,043
Shares repurchased	(11,328)	(172,959)	(3,219)	(65,213)
Net decrease	(7,434)	$(118,484)	(85)	$(5,170)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	16,096	$234,637	3,796	$71,310
Shares issued in connection with
reinvestment of distributions	6,782	94,811	6,031	115,441
	22,878	329,448	9,827	186,751
Shares repurchased	(8,485)	(127,251)	(15,355)	(281,833)
Net increase (decrease)	14,393	$202,197	(5,528)	$(95,082)

136 Sustainable Retirement Funds

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	1,062	$20,276	1,445	$33,360
Shares issued in connection with
reinvestment of distributions	328	5,802	311	7,294
	1,390	26,078	1,756	40,654
Shares repurchased	(16)	(293)	(4,686)	(106,728)
Net increase (decrease)	1,374	$25,785	(2,930)	$(66,074)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	26,162	$623,569	31,200	$828,677
Shares issued in connection with
reinvestment of distributions	11,070	243,651	12,749	362,708
	37,232	867,220	43,949	1,191,385
Shares repurchased	(55,794)	(1,322,938)	(50,905)	(1,427,722)
Net decrease	(18,562)	$(455,718)	(6,956)	$(236,337)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	6,769	$164,189	3,930	$108,847
Shares issued in connection with
reinvestment of distributions	3,361	73,902	2,778	79,036
	10,130	238,091	6,708	187,883
Shares repurchased	(6,579)	(153,686)	(7,569)	(204,197)
Net increase (decrease)	3,551	$84,405	(861)	$(16,314)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	46	1,018	37	1,045
	46	1,018	37	1,045
Shares repurchased	—	—	—	—
Net increase	46	$1,018	37	$1,045

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	34,529	$819,580	40,600	$1,118,991
Shares issued in connection with
reinvestment of distributions	50,087	1,101,418	37,950	1,079,677
	84,616	1,920,998	78,550	2,198,668
Shares repurchased	(312,297)	(7,228,105)	(29,249)	(844,448)
Net increase (decrease)	(227,681)	$(5,307,107)	49,301	$1,354,220

Sustainable Retirement Funds 137

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,917,597	$45,702,359	1,965,959	$54,453,754
Shares issued in connection with
reinvestment of distributions	471,766	10,378,854	314,204	8,942,250
	2,389,363	56,081,213	2,280,163	63,396,004
Shares repurchased	(1,654,782)	(39,229,888)	(1,060,280)	(28,740,694)
Net increase	734,581	$16,851,325	1,219,883	$34,655,310

2040 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	76,482	$1,487,351	62,079	$1,501,779
Shares issued in connection with
reinvestment of distributions	126,565	2,271,840	70,022	1,684,028
	203,047	3,759,191	132,101	3,185,807
Shares repurchased	(90,266)	(1,755,177)	(84,401)	(2,074,275)
Net increase	112,781	$2,004,014	47,700	$1,111,532

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	723	$11,628	—	$—
Shares issued in connection with
reinvestment of distributions	2,923	45,130	1,809	38,320
	3,646	56,758	1,809	38,320
Shares repurchased	(2,129)	(35,810)	(9,566)	(214,250)
Net increase (decrease)	1,517	$20,948	(7,757)	$(175,930)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	7,217	$117,622	9,948	$206,049
Shares issued in connection with
reinvestment of distributions	8,958	133,749	4,520	93,194
	16,175	251,371	14,468	299,243
Shares repurchased	(6,584)	(106,379)	(7,926)	(155,780)
Net increase	9,591	$144,992	6,542	$143,463

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	1,124	$23,332	4,404	$108,830
Shares issued in connection with
reinvestment of distributions	1,020	19,488	209	5,313
	2,144	42,820	4,613	114,143
Shares repurchased	(676)	(14,405)	(8,995)	(240,459)
Net increase (decrease)	1,468	$28,415	(4,382)	$(126,316)

138 Sustainable Retirement Funds

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	18,788	$464,249	18,284	$529,830
Shares issued in connection with
reinvestment of distributions	18,042	409,923	10,360	305,422
	36,830	874,172	28,644	835,252
Shares repurchased	(40,370)	(957,135)	(25,668)	(758,030)
Net increase (decrease)	(3,540)	$(82,963)	2,976	$77,222

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	3,773	$93,959	4,920	$140,069
Shares issued in connection with
reinvestment of distributions	4,106	93,242	2,005	59,074
	7,879	187,201	6,925	199,143
Shares repurchased	(6,689)	(156,271)	(6,866)	(215,815)
Net increase (decrease)	1,190	$30,930	59	$(16,672)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	54	1,221	31	921
	54	1,221	31	921
Shares repurchased	—	—	—	—
Net increase	54	$1,221	31	$921

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	59,062	$1,448,349	39,113	$1,119,527
Shares issued in connection with
reinvestment of distributions	73,308	1,664,817	41,525	1,223,325
	132,370	3,113,166	80,638	2,342,852
Shares repurchased	(340,429)	(8,125,805)	(12,376)	(358,784)
Net increase (decrease)	(208,059)	$(5,012,639)	68,262	$1,984,068

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,396,840	$58,614,617	1,745,646	$50,116,854
Shares issued in connection with
reinvestment of distributions	853,891	19,349,164	469,272	13,801,281
	3,250,731	77,963,781	2,214,918	63,918,135
Shares repurchased	(2,277,214)	(55,525,439)	(1,505,462)	(43,347,973)
Net increase	973,517	$22,438,342	709,456	$20,570,162

Sustainable Retirement Funds 139

2035 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	71,788	$1,417,255	76,714	$1,807,114
Shares issued in connection with
reinvestment of distributions	130,283	2,389,390	105,454	2,439,141
	202,071	3,806,645	182,168	4,246,255
Shares repurchased	(104,224)	(2,016,569)	(114,450)	(2,708,189)
Net increase	97,847	$1,790,076	67,718	$1,538,066

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	906	$15,224	251	$5,729
Shares issued in connection with
reinvestment of distributions	1,257	20,287	1,815	37,372
	2,163	35,511	2,066	43,101
Shares repurchased	(4,946)	(87,202)	(6,547)	(132,409)
Net decrease	(2,783)	$(51,691)	(4,481)	$(89,308)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	9,715	$166,063	10,690	$217,924
Shares issued in connection with
reinvestment of distributions	8,653	137,150	6,637	135,138
	18,368	303,213	17,327	353,062
Shares repurchased	(9,507)	(163,944)	(10,192)	(209,920)
Net increase	8,861	$139,269	7,135	$143,142

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	1,392	$26,023	1,245	$27,338
Shares issued in connection with
reinvestment of distributions	3,488	60,245	2,587	56,762
	4,880	86,268	3,832	84,100
Shares repurchased	(1,251)	(22,861)	(14,531)	(352,593)
Net increase (decrease)	3,629	$63,407	(10,699)	$(268,493)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	30,539	$744,331	38,095	$1,091,915
Shares issued in connection with
reinvestment of distributions	19,738	452,583	19,674	555,005
	50,277	1,196,914	57,769	1,646,920
Shares repurchased	(44,711)	(1,102,098)	(91,725)	(2,681,642)
Net increase (decrease)	5,566	$94,816	(33,956)	$(1,034,722)

140 Sustainable Retirement Funds

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	8,921	$216,022	6,270	$174,008
Shares issued in connection with
reinvestment of distributions	3,483	79,768	2,374	66,952
	12,404	295,790	8,644	240,960
Shares repurchased	(5,315)	(130,226)	(783)	(21,608)
Net increase	7,089	$165,564	7,861	$219,352

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	41	955	35	978
	41	955	35	978
Shares repurchased	—	—	—	—
Net increase	41	$955	35	$978

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	27,512	$669,574	36,540	$1,010,045
Shares issued in connection with
reinvestment of distributions	64,258	1,471,509	55,377	1,561,641
	91,770	2,141,083	91,917	2,571,686
Shares repurchased	(245,116)	(5,858,606)	(51,347)	(1,444,465)
Net increase (decrease)	(153,346)	$(3,717,523)	40,570	$1,127,221

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,591,359	$63,129,563	2,665,788	$74,335,695
Shares issued in connection with
reinvestment of distributions	611,613	13,993,709	445,724	12,560,509
	3,202,972	77,123,272	3,111,512	86,896,204
Shares repurchased	(2,310,976)	(56,040,004)	(1,779,189)	(48,980,122)
Net increase	891,996	$21,083,268	1,332,323	$37,916,082

2030 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	114,060	$2,216,646	93,889	$2,065,922
Shares issued in connection with
reinvestment of distributions	138,762	2,494,933	95,630	2,104,825
	252,822	4,711,579	189,519	4,170,747
Shares repurchased	(165,645)	(3,164,795)	(111,266)	(2,496,550)
Net increase	87,177	$1,546,784	78,253	$1,674,197

Sustainable Retirement Funds 141

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	87	$1,643	1	$22
Shares issued in connection with
reinvestment of distributions	1,046	17,474	955	19,665
	1,133	19,117	956	19,687
Shares repurchased	(6,580)	(115,728)	(3,952)	(83,603)
Net decrease	(5,447)	$(96,611)	(2,996)	$(63,916)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	6,157	$106,685	6,674	$137,533
Shares issued in connection with
reinvestment of distributions	5,670	93,018	4,592	93,227
	11,827	199,703	11,266	230,760
Shares repurchased	(15,403)	(268,905)	(25,037)	(528,041)
Net decrease	(3,576)	$(69,202)	(13,771)	$(297,281)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	908	$16,035	1,520	$32,301
Shares issued in connection with
reinvestment of distributions	2,796	45,992	2,190	44,586
	3,704	62,027	3,710	76,887
Shares repurchased	(334)	(5,605)	(9,366)	(199,482)
Net increase (decrease)	3,370	$56,422	(5,656)	$(122,595)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	34,291	$779,785	23,408	$602,855
Shares issued in connection with
reinvestment of distributions	23,231	499,934	20,688	534,777
	57,522	1,279,719	44,096	1,137,632
Shares repurchased	(20,618)	(497,154)	(81,530)	(2,130,830)
Net increase (decrease)	36,904	$782,565	(37,434)	$(993,198)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	10,417	$235,307	4,068	$103,800
Shares issued in connection with
reinvestment of distributions	11,968	257,429	8,399	217,029
	22,385	492,736	12,467	320,829
Shares repurchased	(5,057)	(115,128)	(4,443)	(119,771)
Net increase	17,328	$377,608	8,024	$201,058

142 Sustainable Retirement Funds

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	44	949	32	825
	44	949	32	825
Shares repurchased	—	—	—	—
Net increase	44	$949	32	$825

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	67,033	$1,531,905	58,317	$1,475,929
Shares issued in connection with
reinvestment of distributions	80,983	1,741,945	55,766	1,440,989
	148,016	3,273,850	114,083	2,916,918
Shares repurchased	(367,261)	(8,139,488)	(39,842)	(1,057,927)
Net increase (decrease)	(219,245)	$(4,865,638)	74,241	$1,858,991

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,373,209	$76,828,722	2,626,666	$67,382,328
Shares issued in connection with
reinvestment of distributions	840,672	18,040,829	608,083	15,682,458
	4,213,881	94,869,551	3,234,749	83,064,786
Shares repurchased	(3,542,446)	(80,193,607)	(2,612,298)	(66,804,004)
Net increase	671,435	$14,675,944	622,451	$16,260,782

2025 Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	112,606	$2,210,300	211,051	$4,620,165
Shares issued in connection with
reinvestment of distributions	111,866	2,048,270	77,309	1,649,010
	224,472	4,258,570	288,360	6,269,175
Shares repurchased	(157,657)	(3,016,435)	(199,882)	(4,242,014)
Net increase	66,815	$1,242,135	88,478	$2,027,161

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	807	13,500	1,021	19,962
	807	13,500	1,021	19,962
Shares repurchased	(6,412)	(113,317)	(5,386)	(104,384)
Net decrease	(5,605)	$(99,817)	(4,365)	$(84,422)

Sustainable Retirement Funds 143

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	8,023	$139,408	31,036	$586,866
Shares issued in connection with
reinvestment of distributions	8,663	142,165	4,819	93,106
	16,686	281,573	35,855	679,972
Shares repurchased	(32,018)	(537,745)	(32,141)	(618,761)
Net increase (decrease)	(15,332)	$(256,172)	3,714	$61,211

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	4,321	$75,451	4,295	$82,940
Shares issued in connection with
reinvestment of distributions	3,936	66,049	2,304	45,411
	8,257	141,500	6,599	128,351
Shares repurchased	(13,647)	(229,107)	(3,566)	(73,332)
Net increase (decrease)	(5,390)	$(87,607)	3,033	$55,019

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	21,855	$417,872	18,231	$389,114
Shares issued in connection with
reinvestment of distributions	15,463	282,826	11,586	246,781
	37,318	700,698	29,817	635,895
Shares repurchased	(22,129)	(435,302)	(99,044)	(2,196,995)
Net increase (decrease)	15,189	$265,396	(69,227)	$(1,561,100)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	6,466	$123,316	4,582	$97,500
Shares issued in connection with
reinvestment of distributions	6,183	112,833	4,016	85,413
	12,649	236,149	8,598	182,913
Shares repurchased	(10,831)	(207,750)	(3,558)	(79,224)
Net increase	1,818	$28,399	5,040	$103,689

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	48	875	32	686
	48	875	32	686
Shares repurchased	—	—	—	—
Net increase	48	$875	32	$686

144 Sustainable Retirement Funds

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	22,662	$432,128	32,087	$677,476
Shares issued in connection with
reinvestment of distributions	50,655	924,453	34,223	727,914
	73,317	1,356,581	66,310	1,405,390
Shares repurchased	(273,532)	(5,116,132)	(25,061)	(544,385)
Net increase (decrease)	(200,215)	$(3,759,551)	41,249	$861,005

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,197,896	$118,298,533	4,703,012	$99,603,305
Shares issued in connection with
reinvestment of distributions	802,226	14,624,573	500,050	10,621,061
	7,000,122	132,923,106	5,203,062	110,224,366
Shares repurchased	(6,029,239)	(114,925,411)	(4,312,399)	(91,571,062)
Net increase	970,883	$17,997,695	890,663	$18,653,304

Maturity Fund

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class A	Shares	Amount	Shares	Amount
Shares sold	54,888	$848,714	65,774	$1,099,645
Shares issued in connection with
reinvestment of distributions	116,681	1,761,268	60,623	1,017,033
	171,569	2,609,982	126,397	2,116,678
Shares repurchased	(244,019)	(3,769,108)	(216,741)	(3,612,716)
Net decrease	(72,450)	$(1,159,126)	(90,344)	$(1,496,038)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	173	$2,817
Shares issued in connection with
reinvestment of distributions	585	8,577	799	13,097
	585	8,577	972	15,914
Shares repurchased	(8,339)	(126,299)	(19,493)	(314,974)
Net decrease	(7,754)	$(117,722)	(18,521)	$(299,060)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class C	Shares	Amount	Shares	Amount
Shares sold	2,641	$39,734	3,527	$57,797
Shares issued in connection with
reinvestment of distributions	4,344	63,781	2,545	41,798
	6,985	103,515	6,072	99,595
Shares repurchased	(16,296)	(246,950)	(35,229)	(579,438)
Net decrease	(9,311)	$(143,435)	(29,157)	$(479,843)

Sustainable Retirement Funds 145

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R	Shares	Amount	Shares	Amount
Shares sold	847	$13,052	1,121	$18,525
Shares issued in connection with
reinvestment of distributions	2,382	35,905	1,410	23,639
	3,229	48,957	2,531	42,164
Shares repurchased	(12,507)	(198,098)	(1,194)	(20,727)
Net increase (decrease)	(9,278)	$(149,141)	1,337	$21,437

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R3	Shares	Amount	Shares	Amount
Shares sold	12,955	$202,119	18,949	$319,636
Shares issued in connection with
reinvestment of distributions	7,458	113,009	4,349	73,242
	20,413	315,128	23,298	392,878
Shares repurchased	(39,780)	(625,477)	(52,182)	(895,175)
Net decrease	(19,367)	$(310,349)	(28,884)	$(502,297)

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R4	Shares	Amount	Shares	Amount
Shares sold	1,191	$18,505	1,057	$17,691
Shares issued in connection with
reinvestment of distributions	1,011	15,315	496	8,340
	2,202	33,820	1,553	26,031
Shares repurchased	(5,095)	(78,757)	(301)	(5,163)
Net increase (decrease)	(2,893)	$(44,937)	1,252	$20,868

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R5	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	48	733	24	394
	48	733	24	394
Shares repurchased	—	—	—	—
Net increase	48	$733	24	$394

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class R6	Shares	Amount	Shares	Amount
Shares sold	7,735	$120,843	28,865	$493,117
Shares issued in connection with
reinvestment of distributions	16,614	251,783	10,205	171,733
	24,349	372,626	39,070	664,850
Shares repurchased	(147,652)	(2,248,654)	(80,212)	(1,352,523)
Net decrease	(123,303)	$(1,876,028)	(41,142)	$(687,673)

146 Sustainable Retirement Funds

	YEAR ENDED 7/31/23		YEAR ENDED 7/31/22
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,134,744	$17,633,505	2,412,688	$40,588,299
Shares issued in connection with
reinvestment of distributions	954,569	14,476,017	568,592	9,570,793
	2,089,313	32,109,522	2,981,280	50,159,092
Shares repurchased	(3,974,438)	(61,742,204)	(4,721,796)	(79,161,018)
Net decrease	(1,885,125)	$(29,632,682)	(1,740,516)	$(29,001,926)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class C	1,096	4.28%	$11,223
2065 Fund class R	1,095	100.00	11,325
2065 Fund class R3	1,101	100.00	11,398
2065 Fund class R4	1,106	100.00	11,471
2065 Fund class R5	1,109	100.00	11,516
2065 Fund class R6	1,112	6.10	11,543
2065 Fund class Y	1,109	100.00	11,514
2060 Fund class B	1,475	100.00	16,896
2060 Fund class R	1,505	100.00	17,490
2060 Fund class R3	980	19.59	11,378
2060 Fund class R4	985	14.19	11,456
2060 Fund class R5	987	100.00	11,493
2055 Fund class R4	1,009	2.97	11,341
2055 Fund class R5	1,012	100.00	11,392
2050 Fund class R4	635	4.53	11,240
2050 Fund class R5	637	100.00	11,282
2045 Fund class R5	450	100.00	11,163
2040 Fund class R5	436	100.00	11,016
2035 Fund class R5	431	100.00	10,803
2030 Fund class R5	458	100.00	10,510
2025 Fund class R5	536	100.00	10,226
Maturity Fund class R5	653	100.00	10,128

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	25.5%, 16.7%, 13.8%, 9.3%
2060 Fund	9.6%
2035 Fund	5.1%

Sustainable Retirement Funds 147

Note 5: Transactions with affiliated issuers	Note 5: Transactions with affiliated issuers cont.

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$324,631	$30,885	$—	$—	$709	$32,216	12,900	$326,671
Putnam Sustainable Future ETF	—	161,596	12,487	—	—	6	15,423	8,218	164,538
Putnam PanAgora ESG International
Equity ETF	—	126,044	11,884	—	—	220	6,801	5,652	121,181
Putnam PanAgora ESG Emerging
Markets Equity ETF	—	35,132	2,808	—	—	(33)	1,797	1,636	34,088
Putnam ESG Core Bond ETF	—	24,331	2,259	311	—	(7)	(314)	449	21,751
Putnam ESG High Yield ETF	—	7,712	446	181	—	(1)	47	146	7,312
Putnam ESG Ultra Short ETF	—	12,842	4,613	210	—	(1)	18	164	8,246
Putnam Government Money
Market Fund Class P*	—	64,583	61,903	18	—	—	—	2,680	2,680
Putnam Fixed Income Absolute
Return Fund Class P§	2,338	2,041	4,274	130	—	(209)	104	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	37,655	39,491	70,558	7,663	—	(6,357)	(231)	—	—
Putnam Dynamic Asset Allocation
Equity Fund Class P	303,800	304,822	542,856	4,523	79,190	(103,995)	38,229	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	65,577	49,560	116,591	938	868	(7,360)	8,814	—	—
Putnam Government Money
Market Fund Class G	1,778	4,531	6,309	10	—	—	—	—	—
Totals	$411,148	$1,157,316	$867,873	$13,984	$80,058	$(117,028)	$102,904		$686,467

148 Sustainable Retirement Funds	Sustainable Retirement Funds 149

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2060 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$7,833,521	$991,438	$—	$—	$31,055	$733,961	300,398	$7,607,099
Putnam Sustainable Future ETF	—	3,892,418	433,197	—	—	6,210	351,467	190,639	3,816,898
Putnam PanAgora ESG International
Equity ETF	—	3,017,003	337,784	—	—	6,745	159,871	132,733	2,845,835
Putnam PanAgora ESG Emerging
Markets Equity ETF	—	844,826	88,547	—	—	(845)	42,555	38,298	797,989
Putnam ESG Core Bond ETF	—	830,548	76,230	10,282	—	(733)	(10,916)	15,331	742,669
Putnam ESG High Yield ETF	—	280,187	25,731	5,979	—	(239)	1,717	5,110	255,934
Putnam ESG Ultra Short ETF	—	419,728	166,981	6,754	—	(33)	446	5,035	253,160
Putnam Government Money
Market Fund Class P*	—	913,644	865,018	—	—	—	—	48,626	48,626
Putnam Fixed Income Absolute
Return Fund Class P§	84,674	61,358	142,391	4,160	—	(6,560)	2,919	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	1,022,838	886,876	1,753,448	183,824	—	(152,216)	(4,050)	—	—
Putnam Dynamic Asset Allocation
Equity Fund Class P	7,793,917	6,274,045	12,646,146	91,903	1,615,225	(2,323,138)	901,322	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	2,216,268	1,570,150	3,817,450	28,776	26,639	(211,633)	242,665	—	—
Putnam Government Money
Market Fund Class G	52,005	99,677	151,682	1,977	—	—	—	—	—
Totals	$11,169,702	$26,923,981	$21,496,043	$333,655	$1,641,864	$(2,651,387)	$2,421,957		$16,368,210

150 Sustainable Retirement Funds	Sustainable Retirement Funds 151

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2055 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$22,772,201	$1,978,030	$—	$—	$89,282	$2,217,085	912,221	$23,100,538
Putnam Sustainable Future ETF	—	11,145,778	754,636	—	—	15,879	1,036,164	571,542	11,443,185
Putnam PanAgora ESG International
Equity ETF	—	8,833,288	581,272	—	—	14,236	497,685	408,760	8,763,937
Putnam PanAgora ESG Emerging
Markets Equity ETF	—	2,466,577	126,261	—	—	(1,228)	128,638	118,434	2,467,726
Putnam ESG Core Bond ETF	—	4,302,524	213,044	55,492	—	(1,684)	(57,494)	83,198	4,030,302
Putnam ESG High Yield ETF	—	1,456,232	71,202	32,383	—	(41)	9,478	27,842	1,394,467
Putnam ESG Ultra Short ETF	—	2,335,429	988,981	35,090	—	(370)	2,834	26,828	1,348,912
Putnam Government Money
Market Fund Class P*	—	3,086,114	2,895,544	—	—	—	—	190,570	190,570
Putnam Fixed Income Absolute
Return Fund Class P§	618,292	201,142	795,415	26,779	—	(65,587)	41,568	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	3,981,759	1,783,708	5,229,070	627,305	—	(513,665)	(22,732)	—	—
Putnam Dynamic Asset Allocation
Equity Fund Class P	23,353,185	9,587,313	29,145,488	235,966	4,142,148	(6,230,734)	2,435,724	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	15,281,283	4,649,932	20,021,108	172,680	159,276	(1,722,374)	1,812,267	—	—
Putnam Government Money
Market Fund Class G	201,802	288,572	490,374	7,224	—	—	—	—	—
Totals	$43,436,321	$72,908,810	$63,290,425	$1,192,919	$4,301,424	$(8,416,286)	$8,101,217		$52,739,637

152 Sustainable Retirement Funds	Sustainable Retirement Funds 153

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2050 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$41,123,640	$3,110,228	$—	$—	$144,555	$4,104,483	1,668,909	$42,262,450
Putnam Sustainable Future ETF	—	19,978,374	1,269,638	—	—	35,397	1,864,300	1,029,310	20,608,433
Putnam PanAgora ESG International
Equity ETF	—	16,064,449	852,052	—	—	9,583	959,743	754,734	16,181,723
Putnam PanAgora ESG Emerging
Markets Equity ETF	—	4,441,301	147,224	—	—	(2,026)	239,136	217,466	4,531,187
Putnam ESG Core Bond ETF	—	12,283,576	394,088	168,058	—	(2,800)	(170,094)	241,867	11,716,594
Putnam ESG High Yield ETF	—	4,071,868	143,038	97,226	—	(992)	27,174	78,966	3,955,012
Putnam ESG Ultra Short ETF	—	7,510,164	3,803,007	104,096	—	535	8,352	73,907	3,716,044
Putnam Government Money
Market Fund Class P*	—	6,685,096	6,410,985	—	—	—	—	274,111	274,111
Putnam Fixed Income Absolute
Return Fund Class P§	2,012,015	568,517	2,503,000	88,734	—	(220,980)	143,448	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	8,264,031	3,240,262	10,413,159	1,277,196	—	(1,059,829)	(31,305)	—	—
Putnam Dynamic Asset Allocation
Equity Fund Class P	30,589,686	10,419,205	36,212,751	293,371	5,142,308	(7,602,947)	2,806,807	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	46,792,545	10,863,369	57,875,631	516,156	477,813	(4,658,956)	4,878,673	—	—
Putnam Government Money
Market Fund Class G	411,920	543,831	955,751	12,350	—	—	—	—	—
Totals	$88,070,197	$137,793,652	$124,090,552	$2,557,187	$5,620,121	$(13,358,460)	$14,830,717		$103,245,554

154 Sustainable Retirement Funds	Sustainable Retirement Funds 155

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2045 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$52,971,247	$5,579,622	$—	$—	$240,815	$5,053,502	2,080,524	$52,685,942
Putnam Sustainable Future ETF	—	25,393,095	2,258,216	—	—	50,191	2,236,916	1,269,728	25,421,986
Putnam PanAgora ESG International
Equity ETF	—	20,764,807	1,575,194	—	—	25,459	1,215,175	952,890	20,430,247
Putnam PanAgora ESG Emerging
Markets Equity ETF	—	5,562,355	305,464	—	—	(3,196)	288,136	265,970	5,541,831
Putnam ESG Core Bond ETF	—	21,200,848	1,200,849	289,203	—	(7,158)	(279,005)	406,955	19,713,836
Putnam ESG High Yield ETF	—	6,926,653	405,939	167,809	—	(1,772)	43,946	131,035	6,562,888
Putnam ESG Ultra Short ETF	—	14,387,045	6,255,804	213,407	—	814	21,601	162,165	8,153,656
Putnam Government Money
Market Fund Class P*	—	7,658,291	7,123,255	—	—	—	—	535,036	535,036
Putnam Fixed Income Absolute
Return Fund Class P§	3,544,879	1,117,508	4,524,729	151,215	—	(373,062)	235,404	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	15,578,755	6,523,453	20,028,506	2,430,677	—	(2,004,356)	(69,346)	—	—
Putnam Dynamic Asset Allocation
Balanced Fund Class P	4,222,962	2,463,524	6,546,149	40,539	213,335	(571,509)	431,172	—	—
Putnam Dynamic Asset Allocation
Equity Fund Class P	14,737,541	4,969,667	17,460,864	128,631	2,246,834	(4,023,669)	1,777,325	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	87,539,237	19,214,062	106,693,274	943,819	873,706	(8,105,454)	8,045,429	—	—
Putnam Government Money
Market Fund Class G	2,052,276	2,853,215	4,905,491	43,628	—	—	—	—	—
Totals	$127,675,650	$192,005,770	$184,863,356	$4,408,928	$3,333,875	$(14,772,897)	$19,000,255		$139,045,422

156 Sustainable Retirement Funds	Sustainable Retirement Funds 157

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2040 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$71,471,653	$7,174,720	$—	$—	$206,357	$7,102,447	2,827,651	$71,605,737
Putnam Sustainable Future ETF	—	33,874,929	2,960,660	—	—	28,528	3,066,614	1,698,636	34,009,411
Putnam PanAgora ESG International
Equity ETF	—	26,791,929	1,897,553	—	—	47	1,634,561	1,237,342	26,528,984
Putnam PanAgora ESG Emerging
Markets Equity ETF	—	5,591,628	448,725	—	—	(10,882)	293,106	260,369	5,425,127
Putnam ESG Core Bond ETF	—	44,207,674	2,345,891	612,329	—	(8,778)	(620,179)	851,174	41,232,826
Putnam ESG High Yield ETF	—	10,244,862	669,917	251,966	—	(5,257)	66,866	192,404	9,636,554
Putnam ESG Ultra Short ETF	—	23,787,370	9,469,845	370,690	—	969	35,893	285,489	14,354,387
Putnam Government Money
Market Fund Class P*	—	13,537,389	12,517,280	13,328	—	—	—	1,020,109	1,020,109
Putnam Fixed Income Absolute
Return Fund Class P§	9,442,421	2,865,547	11,946,172	414,069	—	(1,050,664)	688,868	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	31,159,487	11,519,292	38,583,757	4,808,499	—	(4,010,145)	(84,877)	—	—
Putnam Dynamic Asset Allocation
Balanced Fund Class P	39,150,969	14,708,362	52,295,418	359,638	1,834,023	(5,353,432)	3,789,519	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	106,848,234	18,569,932	124,815,199	1,105,581	1,023,453	(7,604,146)	7,001,179	—	—
Putnam Government Money
Market Fund Class G	5,488,059	6,890,820	12,378,879	90,313	—	—	—	—	—
Totals	$192,089,170	$284,061,387	$277,504,016	$8,026,413	$2,857,476	$(17,807,403)	$22,973,997		$203,813,135

158 Sustainable Retirement Funds	Sustainable Retirement Funds 159

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2035 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$63,363,882	$7,139,211	$—	$—	$357,704	$6,076,884	2,474,362	$62,659,259
Putnam Sustainable Future ETF	—	29,458,279	2,744,160	—	—	89,704	2,593,051	1,468,258	29,396,874
Putnam PanAgora ESG International
Equity ETF	—	21,464,746	1,896,067	—	—	27,721	1,264,176	972,961	20,860,576
Putnam PanAgora ESG Emerging
Markets Equity ETF	—	1,609,182	428,619	—	—	(4,492)	66,418	59,631	1,242,489
Putnam ESG Core Bond ETF	—	64,530,061	2,765,990	896,103	—	(21,388)	(952,102)	1,254,907	60,790,581
Putnam ESG High Yield ETF	—	9,944,492	443,817	248,406	—	(2,053)	65,009	190,948	9,563,631
Putnam ESG Ultra Short ETF	—	25,006,491	9,163,978	398,584	—	501	43,505	315,961	15,886,519
Putnam Government Money
Market Fund Class P*	—	13,288,806	13,010,821	107,290	—	—	—	277,985	277,985
Putnam Fixed Income Absolute
Return Fund Class P§	17,222,617	5,009,534	21,569,514	750,775	—	(1,811,505)	1,148,868	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	37,367,432	14,187,226	46,550,699	5,861,989	—	(4,882,431)	(121,528)	—	—
Putnam Dynamic Asset Allocation
Balanced Fund Class P	87,097,187	23,917,531	107,013,225	783,783	3,949,706	(10,729,415)	6,727,922	—	—
Putnam Dynamic Asset Allocation
Conservative Fund Class P	1,864,102	875,526	2,627,237	19,543	79,308	(323,461)	211,070	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	36,269,780	6,627,866	42,434,399	364,331	337,266	(4,907,727)	4,444,480	—	—
Putnam Government Money
Market Fund Class G	6,983,118	8,987,328	15,970,446	22,716	—	—	—	—	—
Totals	$186,804,236	$288,270,950	$273,758,183	$9,453,520	$4,366,280	$(22,206,842)	$21,567,753		$200,677,914

160 Sustainable Retirement Funds	Sustainable Retirement Funds 161

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2030 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$57,118,372	$9,513,719	$—	$—	$394,371	$5,090,598	2,096,465	$53,089,622
Putnam Sustainable Future ETF	—	25,415,938	3,456,632	—	—	122,528	2,041,691	1,204,875	24,123,525
Putnam PanAgora ESG International
Equity ETF	—	18,407,237	2,159,734	—	—	44,089	1,054,533	809,043	17,346,125
Putnam ESG Core Bond ETF	—	113,034,532	5,780,100	1,575,009	—	(37,026)	(1,655,191)	2,179,133	105,562,215
Putnam ESG High Yield ETF	—	15,660,834	823,001	385,764	—	(3,665)	99,476	298,166	14,933,644
Putnam ESG Ultra Short ETF	—	33,611,436	11,845,767	532,314	—	1,687	57,985	434,076	21,825,341
Putnam Government Money
Market Fund Class P*	—	18,121,362	17,301,143	12,711	—	—	—	820,219	820,219
Putnam Fixed Income Absolute
Return Fund Class P§	34,569,723	9,155,374	42,404,923	1,484,931	—	(3,831,117)	2,510,943	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	59,537,807	21,194,500	72,905,906	9,170,364	—	(7,796,801)	(29,600)	—	—
Putnam Dynamic Asset Allocation
Balanced Fund Class P	105,659,880	22,759,677	123,015,466	913,896	4,461,918	(13,336,710)	7,932,619	—	—
Putnam Dynamic Asset Allocation
Conservative Fund Class P	26,906,708	10,945,545	36,159,096	287,685	1,216,053	(4,043,678)	2,350,521	—	—
Putnam Government Money
Market Fund Class G	11,997,678	15,049,072	27,046,750	196,423	—	—	—	—	—
Totals	$238,671,796	$360,473,879	$352,412,237	$14,559,097	$5,677,971	$(28,486,322)	$19,453,575		$237,700,691

162 Sustainable Retirement Funds	Sustainable Retirement Funds 163

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

2025 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$31,191,936	$4,620,560	$—	$—	$217,826	$2,753,279	1,166,608	$29,542,481
Putnam Sustainable Future ETF	—	13,212,337	1,678,618	—	—	53,239	978,939	627,617	12,565,897
Putnam PanAgora ESG International
Equity ETF	—	10,718,972	1,207,781	—	—	28,662	616,288	473,694	10,156,141
Putnam ESG Core Bond ETF	—	122,141,369	9,755,225	1,715,303	—	(12,200)	(1,777,460)	2,283,056	110,596,484
Putnam ESG High Yield ETF	—	24,971,628	1,395,212	580,704	—	(6,479)	161,989	473,833	23,731,926
Putnam ESG Ultra Short ETF	—	31,703,753	11,279,124	500,458	—	567	55,306	407,329	20,480,502
Putnam Government Money
Market Fund Class P*	—	17,527,413	17,425,860	11,294	—	—	—	101,553	101,553
Putnam Fixed Income Absolute
Return Fund Class P§	44,535,018	18,506,423	61,350,496	1,925,522	—	(4,476,914)	2,785,969	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	58,461,295	28,471,356	79,271,639	8,987,533	—	(7,391,350)	(269,662)	—	—
Putnam Dynamic Asset Allocation
Balanced Fund Class P	32,608,771	10,680,022	41,505,131	274,711	1,309,312	(6,255,510)	4,471,848	—	—
Putnam Dynamic Asset Allocation
Conservative Fund Class P	54,829,130	23,926,723	75,222,410	564,299	2,361,276	(8,198,990)	4,665,547	—	—
Putnam Government Money
Market Fund Class G	11,838,456	16,471,123	28,309,579	193,958	—	—	—	—	—
Totals	$202,272,670	$349,523,055	$333,021,635	$14,753,782	$3,670,588	$(26,041,149)	$14,442,043		$207,174,984

164 Sustainable Retirement Funds	Sustainable Retirement Funds 165

Note 5: Transactions with affiliated issuers cont.	Note 5: Transactions with affiliated issuers cont.

Maturity Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/22	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/23	as of 7/31/23
Putnam Sustainable Leaders ETF	$—	$31,325,439	$4,813,309	$—	$—	$223,742	$3,036,926	1,175,703	$29,772,798
Putnam Sustainable Future ETF	—	15,737,620	2,146,675	—	—	66,328	1,459,956	755,046	15,117,229
Putnam PanAgora ESG International
Equity ETF	—	9,265,318	1,039,448	—	—	22,822	545,154	410,155	8,793,846
Putnam ESG Core Bond ETF	—	116,644,179	9,682,468	1,665,432	—	(32,285)	(1,776,743)	2,170,679	105,152,683
Putnam ESG High Yield ETF	—	37,380,061	2,792,678	954,317	—	(7,269)	231,916	695,059	34,812,030
Putnam ESG Ultra Short ETF	—	12,526,101	940,211	232,725	—	(1,006)	32,360	231,051	11,617,244
Putnam Government Money
Market Fund Class P*	—	12,345,813	11,934,813	8,550	—	—	—	411,000	411,000
Putnam Fixed Income Absolute
Return Fund Class P§	74,251,546	6,806,563	78,401,365	2,913,474	—	(8,925,410)	6,268,666	—	—
Putnam Multi-Asset Absolute
Return Fund Class PΔ	73,921,982	14,287,825	79,482,912	10,286,651	—	(8,735,567)	8,672	—	—
Putnam Dynamic Asset Allocation
Balanced Fund Class P	—	—	—	—	—	—	—	—	—
Putnam Dynamic Asset Allocation
Conservative Fund Class P	86,558,235	10,205,018	91,159,027	820,350	3,300,846	(11,788,034)	6,183,808	—	—
Putnam Government Money
Market Fund Class G	14,671,547	16,117,316	30,788,863	222,173	—	—	—	—	—
Totals	$249,403,310	$282,641,253	$313,181,769	$17,103,672	$3,300,846	$(29,176,679)	$15,990,715		$205,676,830

* Purchase cost and Sale proceeds are excluded from Note 3.

§ Effective 2/28/23, the fund was renamed Putnam Core Bond Fund.

Δ Effective 2/17/23, the fund merged into Putnam Multi-Asset Income Fund.

166 Sustainable Retirement Funds	Sustainable Retirement Funds 167

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The underlying Putnam fund may invest in ETFs with a focus on companies or issuers that exhibit a commitment to ESG factors may result in the fund investing in certain types of companies or issuers that underperform the market as a whole. In evaluating an investment opportunity, Putnam Management make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the underlying Putnam fund invests, the underlying Putnam fund may temporarily hold securities that are inconsistent with its ESG investment criteria. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Note 7: Of special note

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly-owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly-owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. In anticipation of this automatic termination, on June 23, 2023, the Board of Trustees of the Putnam Funds approved a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable), which will be presented to the shareholders of each Putnam Fund for their approval at shareholder meetings currently expected to occur in October 2023. Proxy solicitation materials related to these meetings have been made available to shareholders that held shares of the fund at the close of business on July 24, 2023.

168 Sustainable Retirement Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designate the following monies as a capital gain dividend with respect to the taxable year ended July 31, 2023, or, if subsequently determined to be different, the net capital gain of such year.

Amount
2055 Fund	$117,271
2025 Fund	10,005

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %
2065 Fund	47.26%
2060 Fund	36.47
2055 Fund	34.63
2050 Fund	30.94
2045 Fund	23.66
2040 Fund	14.83
2035 Fund	7.06
2030 Fund	2.91
2025 Fund	1.47
Maturity Fund	—

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %
2065 Fund	48.89%
2060 Fund	37.70
2055 Fund	36.81
2050 Fund	33.41
2045 Fund	26.35
2040 Fund	18.30
2035 Fund	11.00
2030 Fund	6.30
2025 Fund	3.89
Maturity Fund	3.03

The Form 1099 that will be mailed to you in January 2024 will show the tax status of all distributions paid to your account in calendar 2023.

Sustainable Retirement Funds 169

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed
Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chair of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Barbara M. Baumann
Born 1955, Trustee since 2010, Vice Chair since 2022

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy
Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill
Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Kenneth R. Leibler
Born 1949, Trustee since 2006, Vice Chair from 2016 to 2018, Chair since 2018

Principal occupations during past five years: Vice Chair Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

Jennifer Williams Murphy
Born 1964, Trustee since 2022

Principal occupations during past five years: Chief Executive Officer and Founder of Runa Digital Assets, LLC, an institutional investment advisory firm specializing in active management of digital assets. Until 2021, Chief Operating Officer of Western Asset Management, LLC, a global investment advisor, and Chief Executive Officer and President of Western Asset Mortgage Capital Corporation, a mortgage finance real estate investment trust.

Other directorships: Previously, a Director of Western Asset Capital Corporation.

Marie Pillai
Born 1954, Trustee since 2022

Principal occupations during past five years: Senior Advisor, Hunter Street Partners, LP, an asset-oriented private investment firm; Specialty Leader and Member of the Curriculum Committee of the Center for Board Certified Fiduciaries, a public benefit corporation providing coursework for developing fiduciaries. Until 2019, Vice President, Chief Investment Officer, and Treasurer of General Mills, Inc., a global food company.

Other directorships: Member of the Investment Committee of the Bush Foundation, a nonprofit organization supporting community problem-solving in Minnesota, North Dakota, and South Dakota; Member of the Finance Council and Corporate Board of the Archdiocese of Saint Paul and Minneapolis; previously a Board Member of Catholic Charities of St. Paul and Minneapolis; Director of the Catholic Community Foundation of Minnesota; and Investment Advisory Board Member of the University of Minnesota.

170 Sustainable Retirement Funds

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of July 31, 2023, there were 89 mutual funds, 4 closed-end funds, and 12 exchange-traded funds in the Putnam funds complex. Each Trustee serves as Trustee of all funds in the Putnam funds complex.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Sustainable Retirement Funds 171

Officers
In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Alan G. McCormack (Born 1964)
Vice President and Chief Compliance Officer	Vice President and Derivatives Risk Manager
Since 2016	Since 2022
Chief Compliance Officer and Chief Risk Officer,	Head of Quantitative Equities and Risk,
Putnam Investments, and Chief Compliance Officer,	Putnam Investments
Putnam Management
Denere P. Poulack (Born 1968)
Michael J. Higgins (Born 1976)	Assistant Vice President, Assistant Clerk,
Vice President, Treasurer, and Clerk	and Assistant Treasurer
Since 2010	Since 2004

Jonathan S. Horwitz (Born 1955)	Janet C. Smith (Born 1965)
Executive Vice President, Principal Executive Officer,	Vice President, Principal Financial Officer, Principal
and Compliance Liaison	Accounting Officer, and Assistant Treasurer
Since 2004	Since 2007
Head of Fund Administration Services,
Richard T. Kircher (Born 1962)	Putnam Investments and Putnam Management
Vice President and BSA Compliance Officer
Since 2019	Stephen J. Tate (Born 1974)
Assistant Director, Operational Compliance, Putnam	Vice President and Chief Legal Officer
Investments and Putnam Retail Management	Since 2021
General Counsel, Putnam Investments,
Martin Lemaire (Born 1984)	Putnam Management, and Putnam Retail Management
Vice President and Derivatives Risk Manager
Since 2022	Mark C. Trenchard (Born 1962)
Risk Manager and Risk Analyst, Putnam Investments	Vice President
Since 2002
Susan G. Malloy (Born 1957)	Director of Operational Compliance, Putnam
Vice President and Assistant Treasurer	Investments and Putnam Retail Management
Since 2007
Head of Accounting and Middle Office Services,
Putnam Investments and Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

172 Sustainable Retirement Funds

Fund information

Founded over 85 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, and asset allocation categories.

Investment Manager	Trustees	Richard T. Kircher
Putnam Investment	Kenneth R. Leibler, Chair	Vice President and
Management, LLC	Barbara M. Baumann, Vice Chair	BSA Compliance Officer
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Martin Lemaire
	Catharine Bond Hill	Vice President and
Investment Sub-Advisor	Jennifer Williams Murphy	Derivatives Risk Manager
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Susan G. Malloy
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Assistant Treasurer
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President
Denere P. Poulack
Custodian	James F. Clark	Assistant Vice President,
State Street Bank	Vice President and	Assistant Clerk, and
and Trust Company	Chief Compliance Officer	Assistant Treasurer

Legal Counsel	Michael J. Higgins	Janet C. Smith
Ropes & Gray LLP	Vice President, Treasurer,	Vice President,
	and Clerk	Principal Financial Officer,
Independent Registered		Principal Accounting Officer,
Public Accounting Firm	Jonathan S. Horwitz	and Assistant Treasurer
PricewaterhouseCoopers LLP	Executive Vice President,
	Principal Executive Officer,	Stephen J. Tate
	and Compliance Liaison	Vice President and
Chief Legal Officer

Mark C. Trenchard
Vice President

This report is for the information of shareholders of Putnam Sustainable Retirement Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In January 2023, the Code of Ethics of Putnam Investments and Code of Ethics of Putnam Funds were amended. The key changes to the Putnam Investments Code of Ethics are as follows: (i) Prohibition on investments in a single stock ETFs and (ii) Revision to the 7-day blackout rule for Analysts. The key change to the Putnam Funds Code of Ethics was that the provisions of the Code of Ethics for employees of PanAgora Asset Management, inc. and any of its subsidiaries are excluded from the Putnam Funds’ Code of Ethics.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Ms. Murphy and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2023	$188,180	$ —	$58,908	$ —
July 31, 2022	$169,518	$ —	$58,728	$ —

For the fiscal years ended July 31, 2023 and July 31, 2022, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $300,651 and $388,643 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2023	$ —	$241,743	$ —	$ —
July 31, 2022	$ —	$328,951	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 26, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 26, 2023